UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549


                                      FORM N-CSR


    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-04302

                   Thornburg Limited Term Municipal Fund, Inc.

                  (Exact name of registrant as specified in charter)



                 119 East Marcy Street, Santa Fe, New Mexico 87501

                 (Address of principal executive offices) (Zip code)



          Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501

                       (Name and address of agent for service)


Registrant's telephone number, including area code: 505-984-0200


Date of fiscal year end:   June 30, 2004


Date of reporting period:  December 31, 2003





Item 1. Reports to Stockholders


The following semi-annual reports are attached hereto, in order:

       Thornburg Limited Term Municipal Fund National Portfolio
       Thornburg Limited Term Municipal Fund National Portfolio Class I Thornburg Limited Term Municipal Fund California Portfolio
       Thornburg Limited Term Municipal Fund California Portfolio Class I

Thornburg Limited Term Municipal Fund National Portfolio

Semi-Annual Report
December 31, 2003

Thornburg Limited Term Municipal Fund, Inc. -- National Portfolio
ALL DATA AS OF 12/31/03.


 FUND FACTS:  Thornburg Limited Term Municipal Fund, Inc. -- National Portfolio

                                          A Shares   C Shares

Annualized Distribution Rate (at NAV)       2.88%      2.60%

SEC Yield                                   1.77%      1.51%

NAV                                        $13.93     $13.96

Maximum Offering Price                     $14.14     $13.96

 TOTAL RETURNS:    (Annual Average - After Subtracting Maximum Sales Charge)

One Year                                    1.72%      2.46%

Three Years                                 4.62%      4.82%

Five Years                                  4.17%      4.13%

Ten Years                                   4.33%       N/A

Fifteen Years                               5.50%       N/A

Since Inception                             6.24%      4.42%

Inception Date                            9/28/84     9/1/94


The investment return and principal value of an investment in the Fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Total return figures for the Public Offering Price (POP) include subtraction of maximum sales charge of 1.50% for the A shares. Total return figures at the public offering price for the C shares include a 0.50% CDSC for the first year only.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total daily dividend distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund's NAV and current distributions.


Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
January 21, 2003

Dear Fellow Shareholder:
I am pleased to present the semi-annual report for your National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the A shares decreased by 8 cents to $13.93 during the six-month period ending December 31, 2003. If you were with us for the entire period, you received dividends of 20.1 cents per share. If you reinvested dividends, you received 20.3 cents per share. Investors who owned C shares received dividends of 18.3 and 18.4 cents per share, respectively.

Market interest rates for municipal bonds -- and therefore bond prices -- were rather volatile in 2003. For instance, the market yield for a five-year high quality municipal bond ranged between a low of 1.90% and a high of 2.89%. Most of the volatility was seen during the summer as the market bounced between fears of deflation and inflation. In the end, bond yields finished the year slightly below the point at which they began the year, and most intermediate bond prices rose slightly.

Putting income and the change in price together, the A shares of your Fund produced a total return of 3.25% in 2003, assuming a beginning-of-the-year investment at the Fund's net asset value. The Lehman Brothers Five-Year General Obligation Bond Index produced a 4.19% total return over the same period. Interest rates moved slightly lower over the course of the year, allowing longer duration bonds to generally outperform shorter duration bonds. Since your Fund kept a shorter duration than the index and allocated a large percentage of its portfolio to short-term bonds, its return fell short of the index return. We have kept our duration shorter than the index thus far in 2004, because we believe doing so will help the Fund's performance relative to the index if interest rates rise.

As we look forward, it seems that the U.S. economy is growing rapidly and starting to absorb some of its excess capacity: Witness 8.2% growth in the third quarter and market expectations of 4% fourth quarter growth. Consumer spending, corporate investment, and exports are all showing healthy gains.

The Federal Government is clearly following expansionist fiscal and monetary policies. Government spending, particularly for health care and defense, is eclipsing old records. The Federal Reserve Board has now held the real Federal Funds rate (defined as the nominal rate minus inflation) below zero for the past 16 months.

There will be a much heavier calendar of Treasury bond issuance going forward. Estimates for the next year range between $800 billion and $1 trillion. These levels are close to twice the amount of bonds issued in recent years. Our country has become dependent on large quantities of foreign net investment to support its currency. Because of low interest rates and other factors, cash flows from overseas have slowed recently. If this trend continues, we will either have to live with a weaker dollar (which may push up inflation), or make our markets more attractive to foreign buyers.

Headline inflation is still fairly subdued, but pricing pressures clearly are building. The Core Consumer Price Index is up only 1.1% over the last year, but the Crude Materials Producer Price Index is up 18%. Some commodity prices, such as gold, natural gas and copper are showing even more rapid gains.

If we put these and other factors together, we must conclude that the odds are skewed toward continued robust economic growth and higher interest rates by the end of 2004. However, we believe that the pressures may take some more time to build and, in the meantime, bond prices are holding up well.

If interest rates do rise, the market price of most bonds will decline. Remember though, that short and intermediate bonds, such as those in the Thornburg Limited Term Municipal Fund, should not decline in price as much as long-term bonds. Furthermore, as the bonds in your Fund move closer to maturity, they should recover much, if not all, of their lost value. Most importantly, if interest rates go up we will be able to replace maturing bonds with higher yielding bonds, which will increase your Fund's returns over time. Thus, even though short-term market values may be negatively impacted, your Fund should benefit from rising interest rates over longer periods of time.

Your National Portfolio of Thornburg Limited Term Municipal Fund is a laddered portfolio of over 650 municipal obligations from 49 states. Approximately 92% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund's weighted average maturity is 4.3 years. We always keep it to five years or less. As you know, we ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The chart below portrays the percentages of your Fund's bond portfolio maturing in each of the coming years.

We have talked about the states' fiscal crisis in previous updates. Recent data is pointing to the beginnings of a recovery in state and local tax revenues. Where belts have been tightened and/or taxes increased, small budget surpluses are occasionally showing up. In the few places where structural deficits have not been resolved, the increase in revenues is not enough. As ever, we are maintaining a high level of credit quality and diversification in your portfolio, and watching for any signs of potential credit deterioration.

Yields on money market funds are showing no signs of recovering soon. As of late January, the average taxable money market fund was yielding 0.52%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.34% after taxes! To see how your Fund has performed relative to the money market fund averages, turn to the back of this report.

Over the years, our practice of
laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg Limited Term Municipal Fund.

            % of portfolio            Cumulative %
            maturing within         maturing by end of
         1 years =         11%      year 1       = 11%
         1 to 2 years =    11%      year 2       = 22%
         2 to 3 years =    14%      year 3       = 36%
         3 to 4 years =    13%      year 4       = 49%
         4 to 5 years =    11%      year 5       = 60%
         5 to 6 years =    12%      year 6       = 72%
         6 to 7 years =    8%       year 7       = 80%
         7 to 8 years =    9%       year 8       = 89%
         8 to 9 years =    6%       year 9       = 95%
         over 9 years =    5%       over 9 years = 100%

Sincerely,

George Strickland
Portfolio Manager


         Past performance cannot guarantee future results.
         The Consumer Price Index ("CPI") measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

         The Producer Price Index (PPI) is a family of indexes that measures the average change over time in selling process received by domestic producers of goods and services. The PPI tracks price changes for almost the entire output of domestic goods-producing sectors: agriculture, fisheries, mining, forestry, scrap, and manufacturing. The PPI sample includes approximately 25,000 establishments and provides close to 100,000 price quotes per month. The Department of Labor's Bureau of Labor Statistics publishes the PPI monthly.

         The Lehman Brothers Five-Year General Obligation Bond Index is a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years.

         Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio       December 31, 2003
(Unaudited)

ASSETS
Investments at value (cost $1,316,666,902) .......................   $ 1,376,874,318
Cash .............................................................            34,587
Receivable for investments sold ..................................        20,122,231
Receivable for fund shares sold ..................................         2,942,995
Interest receivable ..............................................        17,516,092
Prepaid expenses and other assets ................................            87,983

                  Total Assets ...................................     1,417,578,206

LIABILITIES
Payable for investments purchased ................................         4,110,117
Payable for fund shares redeemed .................................         1,784,080
Accounts payable and accrued expenses ............................           381,201
Payable to investment advisor (Note 3) ...........................           620,413
Dividends payable ................................................         3,375,336

                  Total Liabilities ..............................        10,271,147


NET ASSETS .......................................................   $ 1,407,307,059

NET ASSETS CONSIST OF:
         Net unrealized appreciation (depreciation) on investments   $    60,207,416
         Accumulated net realized gain (loss) ....................        (7,213,180)
         Net capital paid in on shares of beneficial interest ....     1,354,312,823

                                                                     $ 1,407,307,059
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
  ($1,039,075,484 applicable to 74,580,174 shares of beneficial
  interest outstanding - Note 4) .................................   $         13.93

Maximum sales charge, 1.50% of offering price ....................              0.21

Maximum Offering Price Per Share .................................   $         14.14

Class C Shares:
Net asset value and offering price per share*
  ($155,933,842 applicable to 11,171,855 shares of beneficial
  interest outstanding - Note 4) .................................   $         13.96

Class I Shares:
Net asset value, offering and redemption price per share
  ($212,297,733 applicable to 15,235,728 shares of beneficial
  interest outstanding - Note 4) .................................   $         13.93

 *Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
                                             Six Months Ended December 31, 2003
(Unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized of $7,211,539) ........  $ 26,302,664

EXPENSES:
Investment advisory fees (Note 3) ...............................     2,839,505
Administration fees (Note 3)
         Class A Shares .........................................       646,139
         Class C Shares .........................................        92,245
         Class I Shares .........................................        52,214
Distribution and service fees (Note 3)
         Class A Shares .........................................     1,292,277
         Class C Shares .........................................       737,962
Transfer agent fees
         Class A Shares .........................................       181,175
         Class C Shares .........................................        42,770
         Class I Shares .........................................        22,535
Registration and filing fees
         Class A Shares .........................................        37,720
         Class C Shares .........................................         7,406
         Class I Shares .........................................         7,682
Custodian fees (Note 3) .........................................       258,306
Professional fees ...............................................        50,630
Accounting fees .................................................        48,150
Director fees ...................................................        29,290
Other expenses ..................................................       120,521

                  Total Expenses ................................     6,466,527
Less:
         Distribution and service fees waived (Note 3) ..........      (368,981)
         Fees paid indirectly (Note 3) ..........................        (3,135)

                  Net Expenses ..................................     6,094,411

                  Net Investment Income .........................    20,208,253

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold ....................       (23,946)
Increase (Decrease) in unrealized appreciation of investments ...    (7,111,734)

                  Net Realized and Unrealized
                           Gain (Loss) on Investments ...........    (7,135,680)

                  Net Increase (Decrease) in Net Assets Resulting
                           From Operations ......................  $ 13,072,573

See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                                               Six Months Ended        Year Ended
                                                                December 31, 2003     June 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income .......................................   $    20,208,253    $    36,971,587
Net realized gain (loss) on investments sold ................           (23,946)           877,102
Increase (Decrease) in unrealized appreciation of investments        (7,111,734)        28,100,206

                  Net Increase (Decrease) in Net Assets
                           Resulting from Operations ........        13,072,573         65,948,895

DIVIDENDS TO SHAREHOLDERS:
From net investment income ..................................
         Class A Shares                                             (14,917,930)       (28,771,058)
         Class C Shares .....................................        (1,922,840)        (2,645,994)
         Class I Shares .....................................        (3,367,483)        (5,554,535)

FUND SHARE TRANSACTIONS (NOTE 4):
         Class A Shares .....................................        45,579,784        190,903,532
         Class C Shares .....................................        19,090,656         78,064,848
         Class I Shares .....................................        15,967,683         69,803,156

                  Net Increase (Decrease) in Net Assets .....        73,502,443        367,748,844

NET ASSETS:
         Beginning of period ................................     1,333,804,616        966,055,772

         End of period ......................................   $ 1,407,307,059    $ 1,333,804,616


See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 2003

NOTE 1 - ORGANIZATION
Thornburg Limited Term Municipal Fund, Inc. (the "Company") was incorporated in Maryland on February 14, 1984. The Company was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Fund") and California Portfolio. The Company is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that
(i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain registration and transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Company are as follows:
Valuation of Investments: In determining the net asset value of the Fund, the Company utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Company under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Company to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Company may engage in when-issued or delayed delivery transactions. To the extent the Company engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Fund and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Company makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Company has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid by check. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown. However, based on experience, the Company expects the risk of loss to be remote.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the "Advisor") serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the period ended December 31, 2003, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Company also has an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares.

The Company has an Underwriting Agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the period ended December 31, 2003, the Distributor has advised the Fund that it earned commissions aggregating $11,037 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $40,319 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Company may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Company has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Company compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the period ended December 31, 2003, are set forth in the statement of operations.

The Company has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended December 31, 2003 fees paid indirectly were $3,135.

Certain officers and directors of the Company are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated directors is borne by the Company.


NOTE  4 - SHARES OF BENEFICIAL INTEREST
At December 31, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         Six Months Ended                     Year Ended
                                         December 31, 2003                  June 30, 2003

                                         Shares         Amount            Shares         Amount
Class A Shares
Shares sold ....................      11,235,740    $ 155,751,122       24,734,784    $ 343,160,230
Shares issued to shareholders in
   reinvestment of dividends ...         579,339        8,030,619        1,359,442       18,874,006
Shares repurchased .............      (8,518,509)    (118,201,957)     (12,329,726)    (171,130,704)

Net Increase (Decrease) ........       3,296,570    $  45,579,784       13,764,500    $ 190,903,532

Class C Shares
Shares sold ....................       2,696,854    $  37,468,236        7,145,702    $  99,350,605
Shares issued to shareholders in
   reinvestment of dividends ...          79,334        1,102,028          135,892        1,892,308
Shares repurchased .............      (1,403,124)     (19,479,608)      (1,670,144)     (23,178,065)

Net Increase (Decrease) ........       1,373,064    $  19,090,656        5,611,450    $  78,064,848

Class I Shares
Shares sold ....................       3,953,123    $  54,834,968        7,667,976    $ 106,488,989
Shares issued to shareholders in
   reinvestment of dividends ...         161,313        2,236,696          309,747        4,303,264
Shares repurchased .............      (2,961,340)     (41,103,981)      (2,952,400)     (40,989,097)

Net Increase (Decrease) ........       1,153,096    $  15,967,683        5,025,323    $  69,803,156

NOTE 5 - SECURITIES TRANSACTIONS
For the period ended December 31, 2003, the Fund had purchase and sale transactions (excluding short-term securities) of $257,081,904 and $113,281,135, respectively.

NOTE 6 - INCOME TAXES
At December 31, 2003, information on the tax components of capital is as follows:
Cost of investments for tax purposes            $    1,316,673,360

Gross unrealized appreciation on a
   tax basis                                    $       60,539,513
Gross unrealized depreciation on a
   tax basis                                              (325,639)
Net unrealized appreciation (depreciation)
   on investments (tax basis)                   $       60,213,874

At December 31, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:

         2004              $        2,669,769
         2008                       1,088,098
         2009                       3,565,103
                           $        7,322,970

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Financial highlights


                                                                                    Year Ended June 30,
                                                        Six Months
                                                          Ended
                                                    December 31, 2003   2003       2002       2001       2000      1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .................   $   14.01  $   13.65  $   13.44  $   13.06  $   13.26  $  13.50

Income from investment operations:
    Net investment income ............................        0.20       0.45       0.52       0.58       0.59      0.59
    Net realized and unrealized
      gain (loss) on investments .....................       (0.08)      0.36       0.21       0.38      (0.20)    (0.24)

Total from investment operations .....................        0.12       0.81       0.73       0.96       0.39      0.35

Less dividends from:
    Net investment income ............................       (0.20)     (0.45)     (0.52)     (0.58)     (0.59)    (0.59)

Change in net asset value ............................       (0.08)      0.36       0.21       0.38      (0.20)    (0.24)

Net asset value, end of period .......................   $   13.93  $   14.01  $   13.65  $   13.44  $   13.06  $  13.26

Total return (a) .....................................        0.88%      5.99%      5.54%      7.49%      3.00%     2.58%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income ............................        2.89% (b)  3.20%      3.83%      4.36%      4.48%     4.35%
    Expenses, after expense reductions ...............        0.90% (b)  0.93%      0.95%      0.99%      0.96%     0.96%
    Expenses, after expense reductions
      and net of custody credits .....................        0.90% (b)  0.93%      0.95%        --         --       --
    Expenses, before expense reductions ..............        0.90% (b)  0.93%      0.96%      0.99%      0.96%     0.96%

Portfolio turnover rate ..............................        8.55%     15.81%     19.59%     25.37%     33.65%    22.16%

Net assets at end of period (000)                        $ 1,039,075  $ 998,878  $785,145   $ 654,157  $ 672,775  $ 807,232

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.


Financial highlights, continued

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio


                                                                                     Year Ended June 30,
                                                        Six Months
                                                          Ended
                                                    December 31, 2003   2003       2002       2001       2000       1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period                     $   14.04  $   13.67  $   13.46  $   13.08  $   13.28  $  13.53

Income from investment operations:
    Net investment income ..........                          0.18       0.41       0.47       0.53       0.53      0.53
    Net realized and unrealized
      gain (loss) on investments ...                         (0.08)      0.37       0.21       0.38      (0.20)    (0.25)

Total from investment operations ...                          0.10       0.78       0.68       0.91       0.33      0.28

Less dividends from:
    Net investment income ..........                         (0.18)     (0.41)     (0.47)     (0.53)     (0.53)    (0.53)

Change in net asset value ..........                         (0.08)      0.37       0.21       0.38      (0.20)    (0.25)

Net asset value, end of period .....                     $   13.96  $   14.04  $   13.67  $   13.46  $   13.08  $  13.28

Total return (a) ...................                         0.74%      5.78%      5.13%      7.07%      2.57%     2.08%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                                    2.61%(b)   2.89%      3.42%      3.96%      4.06%     3.93%
    Expenses, after expense reductions                       1.17%(b)   1.18%      1.33%      1.38%      1.38%     1.38%
    Expenses, after expense reductions
         and net of custody credits                          1.17%(b)   1.18%      1.33%        -          -         -
    Expenses, before expense reductions                      1.17%(b)   1.68%      1.80%      1.85%      1.82%     1.78%

Portfolio turnover rate                                      8.55%     15.81%     19.59%     25.37%     33.65%    22.16%

Net assets at end of period (000)                        $ 155,934   $ 137,559  $ 57,258  $  24,773   $ 21,322  $ 28,048

(a) Not annualized for periods less than one year.
(b) Annualized.


Financial highlights, continued

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio


                                                                                      Year Ended June 30,
                                                         Six Months
                                                           Ended
                                                    December 31, 2003    2003      2002       2001      2000       1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .................   $   14.01  $   13.65  $   13.44  $   13.06  $   13.26  $  13.51

Income from investment operations:
    Net investment income ............................        0.23       0.49       0.57       0.63       0.63      0.64
    Net realized and unrealized
      gain (loss) on investments .....................       (0.08)      0.36       0.21       0.38      (0.20)    (0.25)

Total from investment operations .....................        0.15       0.85       0.78       1.01       0.43      0.39

Less dividends from:
    Net investment income ............................       (0.23)     (0.49)     (0.57)     (0.63)     (0.63)    (0.64)

Change in net asset value ............................       (0.08)      0.36       0.21       0.38      (0.20)    (0.25)

Net asset value, end of period .......................   $   13.93  $   14.01  $   13.65  $   13.44  $   13.06  $  13.26

Total return (a) .....................................        1.05%      6.36%      5.91%      7.91%      3.37%     2.87%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                                     3.22%(b)   3.54%      4.18%      4.75%      4.84%     4.71%
    Expenses, after expense reductions                        0.56%(b)   0.58%      0.60%      0.60%      0.60%     0.60%
    Expenses, after expense reductions
      and net of custody credits                              0.56%(b)   0.58%      0.60%        -          -         -
    Expenses, before expense reductions                       0.56%(b)   0.58%      0.62%      0.65%      0.62%     0.61%

Portfolio turnover rate                                       8.55%     15.81%     19.59%     25.37%     33.65%    22.16%

Net assets at end of period (000)                        $  212,298  $ 197,367  $ 123,652  $  86,160   $ 76,470  $ 81,326

(a) Not annualized for periods less than one year.
(b) Annualized.


Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
CUSIPS: CLASS A - 532-723-103, CLASS C - 532-723-509, CLASS I - 532-723-806
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX

Principal                                                                                       Credit Rating
 Amount                     Issuer-Description                                                   Moody's/S&P          Value

Alabama                     (1.30%)
2,000,000                   Alabama State Public School & College Authority, 4.375% due 8/1/2004    Aa3/AA            $2,038,320
980,000                     Birmingham General Obligation, 7.25% due 7/1/2004 (ETM)*                NR/NR             1,010,321
5,460,000                   Huntsville Health Care Series A, 4.65% due 6/1/2024 put 6/1/2005        Aaa/AAA           5,673,704
                            (Insured: MBIA)
1,000,000                   Morgan County Decatur Health Care Authority Hospital Revenue, 6.10%     NR/AAA            1,026,530
                            due 3/1/2007 (Insured: Connie Lee)
1,920,000                   Scottsboro Industrial Development Board Refunding, 5.25% due 5/1/2009   NR/NR             1,966,541
                            (LOC: PNC Bank)
500,000                     Shelby County Series A, 7.20% due 8/1/2005 (Insured: MBIA) (ETM)*       Aaa/AAA           502,400
5,000,000                   Wilsonville Industrial Development Board Pollution Control Revenue      Aaa/AAA           5,275,150
                            Refunding, 1.00% due 6/1/2019 put 6/1/2006 (Southern Electric Gaston
                            Project; Insured: AMBAC)
Alaska                      (0.10%)
2,070,000                   North Slope Borough Alaska, 0% due 6/30/2006 (Insured: MBIA)            Aaa/AAA           1,968,611
Arizona                     (1.00%)
2,500,000                   Arizona State Transportation Board Grant Anticipation Notes Series A,   Aa3/AA-           2,800,200
                            5.00% due 7/1/2009
2,250,000                   Arizona State Transportation Board Highway Revenue Subordinated         Aa2/AA            2,333,385
                            Series A Refunding, 4.875% due 7/1/2007
650,000                     Maricopa County Arizona School District 97, 5.50% due 7/1/2008          Aaa/NR            736,060
                            (Insured: FGIC)
3,200,000                   Maricopa County Industrial Development Authority Multi Family Housing   NR/AAA            3,544,128
                            Revenue Series A, 6.50% due 10/1/2025 pre-refunded 10/1/2005 @ 102
1,000,000                   Maricopa County School District 008, 7.50% due 7/1/2008 (Insured:       Aaa/AAA           1,213,700
                            MBIA)
1,000,000                   Maricopa County Unified School District Number 41 Gilbert Refunding,    Aaa/AAA           965,870
                            0% due 1/1/2006 (Insured: FGIC)
1,000,000                   Pima County Industrial Development Authority Education Revenue Series   Baa3/NR           1,017,840
                            C, 6.40% due 7/1/2013 (Arizona Charter Schools Project)
680,000                     Pima County Industrial Development Authority Industrial Revenue         Aaa/AAA           713,864
                            Refunding Lease Obligation A, 7.25% due 7/15/2010 (Insured: FSA)
500,000                     Tucson Water Revenue Series D, 9.75% due 7/1/2008                       Aa3/A+            653,380
Arkansas                    (0.90%)
2,000,000                   Conway Electric Revenue Refunding, 5.00% due 8/1/2007                   A2/NR             2,179,640
1,000,000                   Fayetteville Arkansas Sales & Use Tax Capital Improvement, 4.00% due    NR/AA-            1,035,520
                            6/1/2005
1,000,000                   Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due    NR/A              1,102,420
                            6/1/2010 (Regional Medical Center Project)
1,075,000                   Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due    NR/A              1,181,329
                            6/1/2011 (Regional Medical Center Project)
2,645,000                   Little Rock Hotel & Restaurant Gross Receipts Tax Refunding, 7.125%     A3/NR             3,119,936
                            due 8/1/2009
1,735,000                   Rogers Sales & Use Tax Revenue, 6.00% due 11/1/2007                     A1/AA-            1,806,048
1,545,000                   Rogers Sales & Use Tax Revenue Refunding & Improvement Series A,        Aaa/AAA           1,646,429
                            4.25% due 9/1/2006 (Insured: FGIC)
California                  (3.00%)
1,350,000                   Bay Area Government Association Rapid Transit, 5.00% due 6/15/2008      Aaa/AAA           1,354,239
                            (Insured: AMBAC)
5,710,000                   Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009     Aaa/AAA           5,801,303
                            (Insured: AMBAC)
2,100,000                   California State Department of Water Resources Power Supply Revenue     VMIG1/A1+         2,100,000
                            Series B-5, 1.26% due 5/1/2022 put 1/2/2004 (LOC: Bayerische &
                            Westdeutsche Landesbank) (daily demand notes)
2,600,000                   California State Department of Water Resources Power Supply Series A,   A3/BBB+           2,907,138
                            5.50% due 5/1/2012
2,550,000                   California State Department of Water Resources Power Supply Series A,   A3/BBB+           2,927,935
                            6.00% due 5/1/2013
3,660,000                   Central Valley Financing Authority Revenue, 6.00% due 7/1/2009          NR/BBB            3,789,747
                            (Carson Ice Project)
1,700,000                   Fairfield Water Revenue Refunding, 5.25% due 4/1/2012 (Insured:         Aaa/AAA           1,810,211
                            AMBAC)
800,000                     Metropolitan Water District Southern California Waterworks Revenue      VMIG1/A1+         800,000
                            Series C-1, 1.25% due 7/1/2036 put 1/2/2004 (daily demand notes)
7,600,000                   Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)    Aaa/AAA           7,770,392
5,200,000                   Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)    Aaa/AAA           5,583,864
3,000,000                   San Jose Financing Authority Lease Revenue Series D, 5.00% due          Aaa/AAA           3,223,770
                            6/1/2039 mandatory put 6/1/2006 (Civic Center Project; Insured:
                            AMBAC)
1,380,000                   Torrance Hospital Revenue Series A, 7.10% due 12/1/2015 (Little Co.     NR/AAA            1,511,473
                            of Mary Hospital Project)
2,300,000                   Tulare Local Health Care District Health Facility Revenue, 1.30% due    VMIG1/NR          2,300,000
                            12/1/2032 put 1/2/2004 (LOC: U.S. Bank National Association) (daily demand notes)
Colorado                    (3.50%)
1,500,000                   Adams County Communication Center Series A, 4.75% due 12/1/2006         Baa1/NR           1,571,460
1,000,000                   Adams County School District 012  Series A, 4.375% due 12/15/2007       Aa3/AA-           1,084,090
7,210,000                   Central Platte Valley Metropolitan District Refunding Series A, 1.00%   NR/A1+            7,856,449
                            due 12/1/2031 put 12/1/2009 (LOC: US Bank)
1,950,000                   Colorado Department Transport Revenue Anticipation Notes, 6.00% due     Aaa/AAA           2,247,706
                            6/15/2008 (Insured: AMBAC)
1,000,000                   Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008          NR/BBB+           1,072,760
                            (Nashville Public Radio Project)
5,705,000                   Colorado Health Facilities Authority Revenue Catholic Health            Aa2/A1+           6,218,279
                            Initiatives, 5.00% due 9/1/2007
515,000                     Colorado Health Facilities Authority Revenue Catholic Health            Aa2/A1+           568,349
                            Initiatives A, 5.375% due 12/1/2009
320,000                     Colorado Housing Finance Authority, 5.25% due 10/1/2007                 A1/AA+            322,397
2,230,000                   Colorado Springs Utilities Revenue Systems Subordinated Lien            Aa2/AA            2,377,381
                            Refunding & Improvement Series A, 5.00% due 11/15/2005
500,000                     Denver City & County Certificates of Participation Series A, 5.50%      Aaa/AAA           543,515
                            due 5/1/2006 (Insured: MBIA)
2,650,000                   Denver City & County Certificates of Participation Series B, 5.00%      Aa2/AA            2,929,760
                            due 12/1/2010
3,335,000                   Denver Convention Center Senior Series A, 5.00% due 12/1/2011           Aaa/AAA           3,741,403
1,820,000                   Dove Valley Metropolitan District Arapahoe County, Series B, 3.30%      NR/A1+            1,876,784
                            due 11/1/2025 put 11/1/2005 @100 (LOC: BNP Paribas)
500,000                     El Paso County School District General Obligation 20 Series B, 8.25%    Aa3/NR            533,550
                            due 12/15/2004 (State Aid Withholding)
2,175,000                   Highlands Ranch Metro District 2 General Obligation, 6.00% due          Aaa/AAA           2,223,285
                            6/15/2004 (Insured: FSA)
1,000,000                   Lakewood Certificates of Participation, 4.40% due 12/1/2008 (Insured:   Aaa/AAA           1,086,890
                            MBIA)
6,000,000                   Plaza Metropolitan District 1 Revenue, 7.60% due 12/1/2016 (Public      NR/NR             6,049,500
                            Improvement Fee/Tax Increment Project)
1,000,000                   Regional Transportation District of Colorado Series A, 5.00% due        Aaa/AAA           1,118,630
                            6/1/2009 (Transit Vehicles Project; Insured: AMBAC)
1,000,000                   Section 14 Metropolitan District Jefferson Refunding Series A, 6.20%    NR/AA-            1,044,240
                            due 12/1/2013 (LOC: US Bank Trust)
1,150,000                   Superior Metropolitan District 1 Variable Refunding & Improvement       NR/AA-            1,186,283
                            Series A, 1.00% due 12/1/2020 put 12/1/2004 (LOC: BNP)
2,725,000                   Westminister Multi Family Housing Revenue Series 1995, 5.95% due        NR/AA             2,766,692
                            9/1/2015 put 9/1/2006 (Semper Village Apartments Project; Insured:
                            AXA)
Connecticut                 (0.40%)
1,325,000                   Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)      Aaa/AAA           1,443,906
800,000                     Bridgeport Prerefunded Series A, 6.00% due 3/1/2005 (Insured: AMBAC)    Aaa/AAA           844,608
885,000                     Bridgeport Unrefunded Balance Series A, 6.00% due 3/1/2005 (Insured:    Aaa/AAA           933,117
                            AMBAC)
690,000                     Capitol Region Education Council, 6.375% due 10/15/2005                 NR/BBB            734,919
2,010,000                   New Haven Connecticut, 3.00% due 11/1/2004 (Insured: FGIC)              Aaa/AAA           2,042,240
Delaware                    (0.40%)
2,000,000                   Delaware State Health Facilities Authority Revenue, 6.25% due           Aaa/AAA           2,111,760
                            10/1/2006 (Insured: MBIA) (ETM)*
1,370,000                   Delaware State Health Facilities Authority Revenue Nanticoke Series     NR/AA             1,509,658
                            A, 5.25% due 5/1/2012 (Memorial Hospital Project; Insured: Radian)
1,445,000                   Delaware State Health Facilities Authority Revenue Nanticoke Series     NR/AA             1,574,313
                            A, 5.25% due 5/1/2013 (Memorial Hospital Project; Insured: Radian)
District of Columbia        (3.50%)
745,000                     District of Columbia, 5.50% due 6/1/2004 (Insured: FSA)                 Aaa/AAA           758,611
1,915,000                   District of Columbia, 5.50% due 6/1/2008 (Insured: AMBAC)               Aaa/AAA           2,158,895
1,000,000                   District of Columbia Certificates of Participation, 5.00% due           Aaa/AAA           1,099,400
                            1/1/2008 (Public Safety & Emergency Project)
5,950,000                   District of Columbia Certificates of Participation, 5.25% due           Aaa/AAA           6,597,657
                            1/1/2013 (Insured: AMBAC)
4,430,000                   District of Columbia Hospital Revenue, 5.70% due 8/15/2008 (Medlantic   Aaa/AAA           4,936,748
                            Healthcare Project; Insured: MBIA) (ETM)*
1,500,000                   District of Columbia Hospital Revenue Refunding, 5.10% due 8/15/2008    Aaa/AAA           1,652,655
                            (Medlantic Healthcare Group A Project; Insured: MBIA) (ETM)*
2,825,000                   District of Columbia Refunding Series B-1, 5.20% due 6/1/2004           Aaa/AAA           2,873,110
                            (Insured: AMBAC)
1,250,000                   District of Columbia Refunding Series C, 5.00% due 6/1/2007 (Insured:   Aaa/AAA           1,361,250
                            XLCA)
1,330,000                   District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic            Aaa/AAA           1,428,127
                            Healthcare Project; Insured: MBIA) (ETM)*
500,000                     District of Columbia Revenue, 5.50% due 10/1/2005                       Aaa/AAA           534,315
500,000                     District of Columbia Revenue, 6.00% due 1/1/2007 (American Assoc. for   Aaa/AAA           555,790
                            Advancement of Science Project; Insured: AMBAC)
1,000,000                   District of Columbia Revenue, 6.00% due 1/1/2009 (American Assoc. for   Aaa/AAA           1,151,870
                            Advancement of Science Project; Insured: AMBAC)
4,700,000                   District of Columbia Series A, 5.50% due 6/1/2009 (Insured: MBIA)       Aaa/AAA           5,357,624
2,000,000                   District of Columbia Tax Capital Appreciation, 0% due 7/1/2009          Aaa/AAA           1,675,940
                            (Mandarin Oriental Project; Insured: FSA)
1,480,000                   District of Columbia Tax Capital Appreciation, 0% due 7/1/2012          Aaa/AAA           1,055,196
                            (Mandarin Oriental Project; Insured: FSA)
1,990,000                   District of Columbia Tax Revenue Capital Appreciation, 0% due           Aaa/AAA           1,499,962
                            7/1/2011 (Mandarin Oriental Project; Insured: FSA)
5,000,000                   District of Columbia Unrefunded Balance Series B, 5.75% due 6/1/2009    Aaa/AAA           5,762,200
                            (Insured: MBIA)
750,000                     Washington DC Convention Center Authority Dedicated Tax Revenue,        Aaa/AAA           813,038
                            5.00% due 10/1/2006 (Insured: AMBAC)
6,010,000                   Washington DC Convention Center Senior Lien, 5.00% due 10/1/2007        Aaa/AAA           6,610,038
Florida                     (4.10%)
5,000,000                   Broward County Resource Recovery Revenue Refunding, 5.375% due          A3/AA-            5,557,400
                            12/1/2009
1,000,000                   Capital Projects Finance Authority Student Housing, 5.50% due           Aaa/AAA           1,124,850
                            10/1/2012 (Capital Projects Student Housing; Insured: MBIA)
2,996,000                   Crossings at Fleming Island Community Development Refunding Series B,   Aaa/AAA           3,433,326
                            5.45% due 5/1/2010 (Insured: MBIA)
6,000,000                   Dade County Solid Waste Systems Special Obligation Revenue Refunding,   Aaa/AAA           6,830,040
                            6.00% due 10/1/2007 (Insured: AMBAC)
1,465,000                   Florida State Refunding, 6.00% due 7/1/2006 (Department of              Aa2/AA+           1,617,404
                            Transportation Right of Way Project)
1,000,000                   Hillsborough County Capital Improvement Program Revenue Refunding       Aaa/AAA           1,114,310
                            Junior Lien, 5.00% due 8/1/2008 (Criminal Justice Project; Insured:
                            FGIC)
2,450,000                   Hillsborough County Industrial Development Authority Pollution          VMIG1/A-3         2,487,142
                            Control Revenue Refunding, 4.00% due 5/15/2018 put 8/1/2007 (Tampa
                            Electric Co. Project)
5,000,000                   Jacksonville Electric St. John's River Park Systems Revenue Refunding   Aa2/AA            5,607,200
                            Issue-2 17th Series, 5.25% due 10/1/2012
1,910,000                   Miami Dade County School Board Certificates of Participation Series     Aaa/AAA           2,055,829
                            A, 5.00% due 5/1/2006 (Insured: MBIA)
1,000,000                   Miami Dade County School Board Certificates of Participation Series     Aaa/AAA           1,134,820
                            B, 5.50% due 5/1/2031 put 5/1/2011 (Insured: MBIA)
3,390,000                   Miami Dade County School Board Certificates of Participation Series     Aaa/AAA           3,737,441
                            C, 5.00% due 8/1/2007 (Insured: MBIA)
3,850,000                   Miami Dade County Special Housing Revenue Refunding, 5.80% due          A3/NR             3,853,272
                            10/1/2012
1,395,000                   Orange County Health Facilities Authority, 5.80% due 11/15/2009         A3/A              1,568,008
                            (Hospital Adventist Health System Project)
3,120,000                   Orange County Health Facilities Authority Revenue Refunding, 6.25%      Aaa/AAA           3,436,898
                            due 11/15/2008 (Hospital Adventist Health Systems Project; Insured:
                            AMBAC)
925,000                     Orange County Health Facilities Authority Revenue Unrefunded Balance    Aaa/AAA           1,056,951
                            Series A, 6.25% due 10/1/2007 (Orlando Regional Hospital Project;
                            Insured: MBIA)
5,000,000                   Orange County School Board Certificates Series A, 5.00% due 8/1/2006    Aaa/NR            5,407,700
940,000                     Palm Beach County Industrial Development Revenue Series 1996, 6.00%     NR/A              1,048,636
                            due 12/1/2006 (Lourdes-Noreen McKeen Residence Project; LOC: Allied
                            Irish Bank) (ETM)*
1,000,000                   Palm Beach County Solid Waste Authority Revenue Refunding Series A,     Aa3/AA-           1,056,280
                            5.00% due 10/1/2005
3,885,000                   Pelican Marsh Community Development District Refunding Series A,        NR/NR             4,075,443
                            5.00% due 5/1/2011 (Insured: Radian)
100,000                     University Athletic Association Inc. Rangely, 1.35% due 2/1/2020 put    VMIG1/NR          100,000
                            1/2/2004 (University of Florida Stadium Project; LOC: Suntrust Bank)
                            (daily demand notes)
Georgia                     (1.60%)
1,700,000                   Burke County Development Authority Pollution, 6.35% due 1/1/2004        Aaa/AAA           1,700,000
                            (Oglethorpe Power Corp. Project; Insured: MBIA)
500,000                     Cobb County School District, 4.75% due 2/1/2005                         Aa1/AA+           511,410
1,000,000                   Georgia Municipal Association Inc. Certificates of Participation City   Aaa/AAA           1,090,510
                            Court Atlanta Project, 5.00% due 12/1/2006 (Insured: AMBAC)
1,550,000                   Georgia Municipal Electric Power Authority Revenue, 7.00% due           Aaa/AAA           1,822,986
                            1/1/2008 (Insured: MBIA)
730,000                     Georgia Municipal Electric Power Authority Revenue Series Y, 6.30%      A2/A+             793,795
                            due 1/1/2006
1,000,000                   Georgia Municipal Gas Authority, 6.30% due 7/1/2009 (Southern Storage   NR/A              1,033,760
                            Gas Project)
5,000,000                   Milledgeville Baldwin County Development Authority Student Housing      VMIG1/NR          5,118,100
                            Revenue, 1.00% due 9/1/2032 put 9/1/2004 (Ga. College & State
                            University Foundation Project; LOC: First Union Natl Bank)
2,000,000                   Monroe County Development Authority Pollution Control, 6.75% due        Aaa/AAA           2,417,580
                            1/1/2010 (Oglethorpe Power Scherer A Refunding; Insured: MBIA)
1,000,000                   Monroe County Development Authority Pollution Control Revenue           Aaa/AAA           1,239,410
                            Oglethorpe Power Scherer A, 6.80% due 1/1/2012 (Insured: MBIA)
5,000,000                   Municipal Electric Authority Georgia Subordinated Series B, 5.00% due   Aaa/AAA           5,517,300
                            1/1/2026 (Project One; Insured: AMBAC)
910,000                     Municipal Electric Authority Georgia Unrefunded Balance Subordinated    Aaa/AAA           987,559
                            A, 6.00% due 1/1/2006 (Project One; Insured: AMBAC)
Hawaii                      (0.40%)
2,000,000                   Hawaii State Department of Budget & Finance Special Purpose Hawaiian    Aaa/AAA           2,204,340
                            Electric Co., 4.95% due 4/1/2012 (Insured: MBIA)
1,565,000                   Hawaii State Series CN, 6.25% due 3/1/2006 (Insured: FGIC)              Aaa/AAA           1,716,195
1,000,000                   Honolulu City & County Refunding Series A, 7.35% due 7/1/2006           Aa2/AA-           1,133,240
Illinois                    (10.60%)
3,345,000                   Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured:     Aaa/AAA           2,879,443
                            FGIC)
2,000,000                   Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)         Aaa/AAA           2,348,460
750,000                     Chicago Board of Education School Reform, 6.25% due 12/1/2012           Aaa/AAA           911,078
                            (Insured: MBIA)
2,300,000                   Chicago Housing Authority Capital Program Revenue, 5.25% due 7/1/2010   Aa3/AA            2,564,017
2,300,000                   Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007     Aaa/AA+           2,625,128
1,340,000                   Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009 (Insured:   Aaa/AAA           1,478,020
                            MBIA)
900,000                     Chicago Midway Airport Revenue Series C, 5.50% due 1/1/2013 (Insured:   Aaa/AAA           1,018,638
                            MBIA)
3,420,000                   Chicago O'Hare International Airport Refunding General Airport Series   Aaa/AAA           3,650,987
                            A, 6.375% due 1/1/2012 (Insured: MBIA)
1,000,000                   Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007       Aaa/AAA           1,084,650
                            (Insured: AMBAC)
1,105,000                   Chicago O'Hare International Airport Revenue, 5.00% due 1/1/2012        Aaa/AAA           1,218,970
                            (Insured: MBIA)
1,000,000                   Chicago O'Hare International Airport Revenue 2nd Lien Series C-1,       Aaa/AAA           1,112,560
                            5.00% due 1/1/2010 (Insured: MBIA)
3,000,000                   Chicago O'Hare International Airport Revenue Passenger Facility         Aaa/AAA           3,252,000
                            Change Series A, 6.00% due 1/1/2006 (Insured: AMBAC)
690,000                     Chicago O'Hare International Airport Revenue Refunding, 4.80% due       Aaa/AAA           705,884
                            1/1/2005 (Insured: AMBAC)
675,000                     Chicago O'Hare International Airport Revenue Refunding Series A,        Aaa/AAA           690,444
                            4.90% due 1/1/2006 (Insured: MBIA)
1,000,000                   Chicago O'Hare International Airport Revenue Series C-1, 5.00% due      Aaa/AAA           1,100,610
                            1/1/2008 (Insured: MBIA)
1,700,000                   Chicago Park District, 6.60% due 11/15/2014 partially pre-refunded      Aa3/AA            1,848,291
                            5/15/2005
1,000,000                   Chicago Park District Parking Facility Revenue, 5.25% due 1/1/2004      Baa1/A            1,000,000
                            (ETM)*
1,000,000                   Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010      Baa1/A            1,158,300
                            (ETM)*
750,000                     Chicago Public Commerce Building Revenue, 5.00% due 3/1/2005            Aaa/AAA           782,925
                            (Insured: AMBAC)
2,000,000                   Chicago Public Commerce Building Revenue Series C, 5.50% due 2/1/2006   Aaa/AAA           2,156,560
                            (Insured: FGIC)
2,000,000                   Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)         Aaa/AAA           2,258,720
1,000,000                   Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)      Aaa/AAA           1,193,330
5,000,000                   Chicago Tax Increment Allocation Central Series A, 0% due 12/1/2005     Aaa/AAA           4,845,900
                            (Insured: AMBAC)
1,000,000                   Collinsville Leased Facilities Revenue Refunding, 5.15% due 11/1/2004   Aaa/AAA           1,013,200
                            (Insured: MBIA)
2,545,000                   Cook & Will Counties Township High School District 206 Series C, 0%     Aaa/AAA           2,466,563
                            due 12/1/2005 (Insured: FSA)
995,000                     Cook County Capital Improvement, 5.50% due 11/15/2008 pre-refunded      Aaa/AAA           1,110,311
                            11/15/2006
2,250,000                   Cook County Community School District 97 Series B, 9.00% due            Aaa/NR            3,256,335
                            12/1/2013 (Insured: FGIC)
2,650,000                   Cook County Series C Refunding, 5.80% due 11/15/2004 (Insured: FGIC)    Aaa/AAA           2,758,173
5,000,000                   Du Page County Forest Preservation District, 0% due 11/1/2009           Aaa/AAA           4,169,800
1,500,000                   Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027 put        NR/AAA            1,581,795
                            12/1/2007 (Collateralized: FNMA)
1,015,000                   Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2005        Baa1/NR           974,785
3,075,000                   Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2006        Baa1/NR           2,833,090
                            (Hoffman Estates Economic Dev. Project; Guaranty: Sears)
5,000,000                   Hoffman Estates Illinois Tax Increment Revenue Refunding, 5.25% due     Aaa/AAA           5,171,350
                            11/15/2009 (Economic Development Project; Insured: AMBAC)
1,500,000                   Hoffman Estates Tax Increment Revenue, 0% due 5/15/2004                 Baa1/NR           1,485,840
3,000,000                   Illinois Development Finance Authority Pollution Control Revenue        Aaa/AAA           3,399,240
                            Refunding, 5.70% due 1/15/2009 (Commonwealth Edison Company Project;
                            Insured: MBIA)
860,000                     Illinois Development Finance Authority Revenue, 4.00% due 11/15/2005    Aaa/AAA           897,092
                            (Insured: XLCA)
915,000                     Illinois Development Finance Authority Revenue, 4.00% due 11/15/2006    Aaa/AAA           965,947
                            (Insured: XLCA)
3,635,000                   Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009    Aaa/AAA           4,179,777
                            (Adventist Health Project; Insured: MBIA)
3,860,000                   Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010    Aaa/AAA           4,448,303
                            (Adventist Health Project; Insured: MBIA)
785,000                     Illinois Development Finance Authority Revenue, 5.25% due 2/15/2011     NR/AAA            830,734
                            (Insured: AMBAC)
400,000                     Illinois Development Finance Authority Revenue Refunding Community      NR/BBB            405,304
                            Rehab Providers A, 5.60% due 7/1/2004
1,000,000                   Illinois Development Finance Authority Revenue Refunding Community      NR/BBB            1,032,650
                            Rehab Providers A, 5.60% due 7/1/2005
1,000,000                   Illinois Development Finance Authority Revenue Refunding Community      NR/BBB            1,049,360
                            Rehab Providers A, 5.60% due 7/1/2006
915,000                     Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007      A2/A              999,510
                            (OSF Healthcare System Project)
1,000,000                   Illinois Health Facilities Authority Revenue, 5.75% due 11/15/2007      A2/A              1,022,230
                            (OSF Healthcare System Project)
1,290,000                   Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008       A1/NR             1,465,930
                            (Iowa Health System Project)
1,375,000                   Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009       A1/NR             1,579,201
                            (Iowa Health System Project)
1,465,000                   Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010       A1/NR             1,686,171
                            (Iowa Health System Project)
1,560,000                   Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011       Aaa/AAA           1,793,142
                            (Iowa Health System Project; Insured: AMBAC)
1,000,000                   Illinois Health Facilities Authority Revenue Refunding, 4.00% due       Aaa/AAA           1,040,170
                            8/15/2005 (University of Chicago Hospital & Health Project)
1,000,000                   Illinois Health Facilities Authority Revenue Refunding, 5.00% due       Aaa/AAA           1,080,410
                            8/15/2006 (University of Chicago Hospital & Health Project)
1,500,000                   Illinois Health Facilities Authority Revenue Refunding, 5.00% due       Aaa/AAA           1,646,025
                            8/15/2007 (University of Chicago Hospital & Health Project)
1,500,000                   Illinois Health Facilities Authority Revenue Refunding, 5.00% due       Aaa/AAA           1,658,625
                            8/15/2008 (University of Chicago Hospital & Health Project)
3,000,000                   Illinois Health Facilities Authority Revenue Refunding, 5.50% due       Aaa/AAA           3,374,010
                            11/15/2011 (Methodist Medical Center Project; Insured: MBIA)
180,000                     Illinois Health Facilities Authority Revenue Series 1993-A, 7.875%      NR/NR             181,930
                            due 8/15/2005 (Community Provider Pooled Loan Program Project)
1,885,000                   Illinois Health Facilities Authority Revenue Series A, 9.25% due        Aaa/NR            1,992,520
                            7/1/2024 pre-refunded 7/1/2004 (Edgewater Medical Center Project)
1,000,000                   Illinois Health Facilities Authority Revenue University of Chicago,     Aaa/AAA           1,109,670
                            5.00% due 8/15/2009 (Hospital Systems Project; Insured: MBIA)
1,040,000                   Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)          Aaa/AAA           1,174,493
500,000                     Illinois State COPS Central Management Department, 5.00% due 7/1/2007   Aaa/AAA           548,685
                            (Insured: AMBAC)
1,000,000                   Illinois State Partners Series A, 6.00% due 7/1/2006 (Insured: AMBAC)   Aaa/AAA           1,101,450
2,000,000                   Illinois State Refunding, 5.125% due 12/1/2006 (Insured: FGIC)          Aaa/AAA           2,162,960
5,000,000                   Illinois State Sales Tax Revenue First Series, 5.00% due 6/15/2006      Aa3/AAA           5,391,500
1,150,000                   Kane, Mc Henry, Cook & De Kalb Counties Community Unit School           Aaa/NR            906,913
                            District 300, 0% due 12/1/2010 (Insured: AMBAC)
2,000,000                   Lake County Community High School District 117 Series B, 0% due         Aaa/NR            1,878,840
                            12/1/2006 (Insured: FGIC)
3,235,000                   Lake County Community High School District 117 Series B, 0% due         Aaa/NR            2,411,401
                            12/1/2011 (Insured: FGIC)
1,000,000                   McHenry & Kane Counties Community Consolidated School District 158,     Aaa/AAA           815,900
                            0% due 1/1/2010 (Insured: FGIC)
3,900,000                   Metropolitan Pier & Exposition Authority, 0% due 6/15/2004 (Insured:    Aaa/AAA           3,880,188
                            AMBAC)
1,250,000                   Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue    Aaa/AAA           1,405,012
                            Refunding Series A-2002, 6.00% due 6/15/2007 (McCormick Place
                            Exposition Project; Insured: AMBAC)
3,750,000                   Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue    Aaa/AAA           4,166,775
                            Refunding Series A-2002, 6.00% due 6/15/2007 pre-refunded 6/15/2006
                            @102 (McCormick Place Exposition Project; Insured: AMBAC)
2,445,000                   Naperville City, Du Page & Will Counties Economic Development           NR/A-1            2,588,888
                            Revenue, 6.10% due 5/1/2008 (Hospital & Health System Association
                            Project; LOC: American National Bank)
1,100,000                   Peoria Public Building Commission School District Facilities Revenue,   Aaa/NR            998,041
                            0% due 12/1/2007 (Insured: FGIC)
6,300,000                   University of Illinois Revenues, 0% due 10/1/2006 (Insured: MBIA)       Aaa/AAA           5,951,484
5,000,000                   Will County Community School 365-U Capital Appreciation, 0% due         Aaa/AAA           3,731,150
                            11/1/2011 (Insured: FSA)
Indiana                     (4.20%)
1,370,000                   Allen County Economic Development Revenue, 5.00% due 12/30/2012         NR/NR             1,453,543
                            (Indiana Institute of Technology Project)
965,000                     Allen County Economic Development Revenue First Mortgage, 5.20% due     NR/NR             1,022,118
                            12/30/2005 (Indiana Institute of Technology Project)
690,000                     Allen County Economic Development Revenue First Mortgage, 5.30% due     NR/NR             744,883
                            12/30/2006 (Indiana Institute of Technology Project)
1,110,000                   Allen County Economic Development Revenue First Mortgage, 5.60% due     NR/NR             1,217,204
                            12/30/2009 (Indiana Institute of Technology Project)
1,115,000                   Allen County Jail Building Corp. First Mortgage, 5.75% due 10/1/2010    Aa3/NR            1,296,388
1,000,000                   Ball State University Revenues Student Fee Series K, 5.75% due          Aaa/AAA           1,163,020
                            7/1/2012 (Insured: FGIC)
1,085,000                   Boone County Hospital Association Lease Revenue, 5.00% due 1/15/2007    Aaa/AAA           1,181,565
                            (Insured: FGIC) (ETM)*
850,000                     Boonville Junior High School Building Corp. Revenue, 0% due 7/1/2010    NR/A              661,699
                            (State Aid)
850,000                     Boonville Junior High School Building Corp. Revenue, 0% due 1/1/2011    NR/A              637,602
                            (State Aid)
950,000                     Boonville Junior High School Building Corp. Revenue Refunding, 0% due   NR/A              696,844
                            7/1/2011 (State Aid)
1,175,000                   Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009          Aaa/AAA           1,312,134
                            (Insured: AMBAC)
1,135,000                   Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010          Aaa/AAA           1,269,645
                            (Insured: AMBAC)
910,000                     Eagle Union Middle School Building Corp., 5.50% due 7/15/2009           Aaa/AAA           1,047,437
                            (Insured: AMBAC) (ETM)*
1,860,000                   Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage     NR/A              1,774,514
                            (State Aid), 0% due 1/15/2006
1,860,000                   Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage     Aaa/AAA           1,640,650
                            Refunding, 0% due 7/5/2008 (Insured: MBIA)
965,000                     Evansville Vanderburgh School Building Corp. First Mortgage, 5.00%      Aaa/AAA           1,060,709
                            due 1/15/2008 (Insured: FSA)
965,000                     Goshen Multi School Building Corp. 1st Mortgage, 5.20% due 7/15/2007    Aaa/AAA           1,065,843
                            (Insured: MBIA)
2,305,000                   Hammond Multi-School Building Corp. First Mortgage Refunding Bond       NR/A              2,563,736
                            Series 1997, 6.00% due 7/15/2008 (Lake County Project)
390,000                     Huntington Economic Development Revenue, 6.00% due 11/1/2006 (United    NR/NR             409,871
                            Methodist Membership Project)
700,000                     Huntington Economic Development Revenue, 6.15% due 11/1/2008 (United    NR/NR             749,560
                            Methodist Membership Project)
790,000                     Huntington Economic Development Revenue, 6.20% due 11/1/2010 (United    NR/NR             837,463
                            Methodist Membership Project)
180,000                     Indiana Health Facility Financing Authority Hospital Revenue, 5.75%     Aaa/NR            189,106
                            due 11/1/2005 (Daughter's Charity Project) (ETM)*
1,265,000                   Indiana Health Facility Financing Authority Hospital Revenue Series     Aaa/NR            1,372,183
                            D, 5.00% due 11/1/2026 pre-refunded 11/1/2007
670,000                     Indiana State Educational Facilities Authority Revenue, 5.75% due       NR/A-             749,154
                            10/1/2009 (University Indianapolis Project)
2,500,000                   Indiana University Revenues Refunding, 0% due 8/1/2007 (Insured:        Aaa/AAA           2,291,900
                            AMBAC)
1,100,000                   Indianapolis Airport Authority Revenue Refunding Series A, 5.35% due    Aaa/AAA           1,205,237
                            7/1/2007 (Insured: FGIC)
1,220,000                   Indianapolis Local Public Improvement Bond Bank Transportation          Aa2/AA-           1,194,380
                            Revenue, 0% due 7/1/2005 (ETM)*
1,240,000                   Indianapolis Local Public Improvement Bond Bank Transportation          Aa2/AA-           1,184,498
                            Revenue, 0% due 7/1/2006 (ETM)*
2,200,000                   Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2004   Aaa/AAA           2,303,576
                            (Ogden Martin Systems, Inc. Project; Insured: AMBAC)
2,000,000                   Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2006   Aaa/AAA           2,248,000
                            (Ogden Martin Systems, Inc. Project; Insured: AMBAC)
855,000                     Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2008   Aaa/AAA           982,327
                            (Insured: FGIC)
455,000                     Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2009   Aaa/AAA           530,334
                            (Insured: FGIC)
890,000                     Merrillville Multi School Building Corp. Refunding First Mortgage,      Aaa/AAA           957,248
                            6.55% due 7/1/2005 (Insured: MBIA)
625,000                     Monroe County Community School Building Corp. Revenue Refunding,        Aaa/AAA           679,663
                            5.00% due 1/15/2007 (Insured: AMBAC)
405,000                     North Adams Community Schools, 3.50% due 7/15/2004 (Insured: FSA)       Aaa/AAA           407,527
940,000                     North Adams Community Schools, 4.00% due 7/15/2005 (Insured: FSA)       Aaa/AAA           976,895
1,070,000                   North Central Campus School Building Corp. Indiana, 4.50% due           Aaa/AAA           1,120,237
                            7/10/2005 (Insured: AMBAC)
684,000                     Northwest Allen Building Corp. First Mortgage, 5.30% due 12/1/2005      Aaa/AAA           720,273
                            (Insured: MBIA)
835,000                     Peru Community School Corp. Refunding First Mortgage, 0% due 7/1/2010   NR/A              650,022
4,000,000                   Rockport Pollution Control Revenue Series C, 2.625% due 4/1/2025 put    Baa2/BBB          3,982,560
                            10/1/2006 (Indiana Michigan Power Company Project)
730,000                     Tri Creek School Building Corp. Inc. First Mortgage, 5.00% due          NR/AA-            731,051
                            1/15/2004
1,540,000                   Vigo County Elementary School Building Corp. Refunding & Improvement    Aaa/AAA           1,611,271
                            First Mortgage, 4.00% due 1/10/2006 (Insured: FSA)
1,635,000                   Vigo County Elementary School Building Corp. Refunding & Improvement    Aaa/AAA           1,737,695
                            First Mortgage, 4.00% due 1/10/2008 (Insured: FSA)
995,000                     Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2010      NR/AA-            1,124,728
                            (State Aid)
1,095,000                   Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2011      NR/AA-            1,237,602
                            (State Aid)
2,080,000                   West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2011    Aaa/AAA           2,432,165
                            (Insured: FGIC)
1,820,000                   Westfield Elem. School Building Corp. First Mortgage Series 1997,       Aaa/AAA           2,103,574
                            6.80% due 7/15/2007 (Insured: AMBAC) (ETM)*
Iowa                        (2.20%)
2,900,000                   Ankeny Community School District Sales & Services Tax Revenue, 5.00%    NR/A+             3,157,085
                            due 7/1/2010
3,515,000                   Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put          NR/NR             3,521,889
                            12/1/2005 (Des Moines Parking Associates Project; LOC: Wells Fargo
                            Bank)
6,650,000                   Iowa Finance Authority Commercial Development Revenue Refunding,        NR/AA             7,109,449
                            5.75% due 4/1/2014 put 4/1/2010 (Governor Square Project; Insured:
                            AXA)
435,000                     Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2007   A1/NR             484,642
                            (Iowa Health Services Project)
1,765,000                   Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2009   A1/NR             2,027,120
                            (Iowa Health Services Project)
1,955,000                   Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2010   A1/NR             2,251,300
                            (Iowa Health Services Project)
3,145,000                   Iowa Finance Authority Hospital Facility Revenue, 6.00% due 2/15/2011   Aaa/AAA           3,618,763
                            (Iowa Health Services Project; Insured: AMBAC)
1,000,000                   Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due       Aa3/AA-           1,037,060
                            12/1/2004
1,430,000                   Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due       Aa3/AA-           1,601,772
                            12/1/2007
3,295,000                   Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due       Aa3/AA-           3,750,303
                            12/1/2010
1,170,000                   Iowa University of Science & Technology Revenue Refunding Series B,     Aa3/A+            1,237,205
                            5.20% due 7/1/2005 (Academic Building Project)
115,000                     Muscatine Electric Revenue, 9.50% due 1/1/2004 (ETM)*                   Aaa/AAA           115,000
530,000                     University of Iowa Facilities Corp. Revenue Series A, 4.875% due        Aa2/AA-           556,277
                            6/1/2005
Kansas                      (0.50%)
500,000                     Dodge Unified School District 443 Ford County, 8.25% due 9/1/2006       Aaa/AAA           582,880
                            (Insured: FSA)
6,000,000                   La Cygne Environmental Improvement Refunding, 1.00% due 3/1/2015 put    VMIG2/A-2         6,092,220
                            8/31/2004 (Kansas City Power & Light Co. Project)
Kentucky                    (1.40%)
275,000                     Campbell & Kenton Counties Sanitation District 1 Revenue, 6.50% due     Aaa/AAA           278,908
                            8/1/2005 (ETM)*
1,580,000                   Kentucky Economic Development Finance Authority Refunding &             Aaa/AAA           1,750,308
                            Improvement Series A, 5.00% due 2/1/2009 (Ashland Hospital)
1,000,000                   Kentucky Economic Development Finance Authority Refunding &             Aaa/AAA           1,109,320
                            Improvement Series A, 5.00% due 2/1/2010 (Ashland Hospital)
7,400,000                   Kentucky Economic Development Finance Authority Series C, 0% due        Aaa/AAA           7,646,198
                            10/1/2009 converts to 5.35% 10/1/2005 (Norton Healthcare Project;
                            Insured: MBIA)
7,830,000                   Kentucky Economic Development Finance Authority Series C, 0% due        Aaa/AAA           8,134,274
                            10/1/2010 converts to 5.40% 10/1/2005 (Norton Healthcare Project;
                            Insured: MBIA)
505,000                     Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due    Aaa/AAA           457,399
                            7/1/2006 (Insured: FGIC)
150,000                     Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)*         Aaa/AAA           167,107
Louisiana                   (3.40%)
4,000,000                   Jefferson Parish Hospital District 2, 5.25% due 12/1/2015               Aaa/AAA           4,209,000
                            crossover-refunded 12/1/2005 (Insured: FGIC)
1,440,000                   Jefferson Sales Tax District Special Sales Tax Revenue Refunding,       Aaa/AAA           1,580,529
                            5.25% due 12/1/2006 (Insured: AMBAC)
1,515,000                   Jefferson Sales Tax District Special Sales Tax Revenue Refunding,       Aaa/AAA           1,690,907
                            5.25% due 12/1/2007 (Insured: AMBAC)
5,000,000                   Louisiana Local Govt. Environment, 2.95% due 3/1/2030 put 9/1/2008      Aaa/AAA           5,079,400
                            (Insured: MBIA)
1,000,000                   Louisiana Local Govt. Environmental Facilities & Community Dev. Auth.   Baa1/NR           990,930
                            Multi Family Revenue Series A, 5.00% due 9/1/2012 (Bellemont
                            Apartments Project)
1,000,000                   Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25%     A3/A              1,032,370
                            due 9/1/2004
2,255,000                   Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care       NR/NR             2,334,940
                            Center Project; Guaranty: Archdiocese of New Orleans)
1,000,000                   Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008      A1/A+             1,134,590
                            (Loyola University Project)
1,280,000                   Louisiana Public Facilities Authority Revenue Refunding, 5.50% due      A1/A+             1,399,245
                            10/1/2006 (Loyola University Project)
7,135,000                   Louisiana State Correctional Facility Lease, 5.00% due 12/15/2008       NR/AA             7,834,016
                            (Insured: Radian)
5,000,000                   Louisiana State Offshore Term Refunding Series D, 4.00% due 9/1/2023    A3/A-1            5,191,750
                            put 9/1/2008 (Loop LLC Project)
2,350,000                   Louisiana State Offshore Terminal Authority Deepwater Port Revenue,     A3/A-1            2,485,948
                            4.375% due 10/1/2020 put 6/1/2007
1,250,000                   Louisiana State Refunding Series A, 7.75% due 8/1/2006 (Insured:        Aaa/AAA           1,436,538
                            MBIA)
1,000,000                   New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                 Aaa/AAA           949,220
5,050,000                   Orleans Parish School Board, 0% due 2/1/2008 (ETM)*                     Aaa/AAA           4,305,680
2,590,000                   Shreveport Louisiana Water & Sewer Revenue Refunding Series A, 4.00%    Aaa/AAA           2,658,790
                            due 12/1/2004 (Insured: FSA)
3,000,000                   St. Charles Parish Pollution Control Revenue Variable Refunding         Baa3/BBB-         3,085,500
                            Series A, 4.90% due 6/1/2030 put 6/1/2005 (Entergy Louisiana Inc.
                            Project)
Maine                       (0.10%)
1,000,000                   Regional Waste Systems Inc. Solid Waste Resources Recovery Revenue      Aaa/AAA           1,089,120
                            Series P, 6.25% due 7/1/2010 (Insured: FSA)
Maryland                    (0.80%)
580,000                     Baltimore Maryland, 7.00% due 10/15/2009 (Insured: MBIA)                Aaa/AAA           712,240
2,050,000                   Baltimore Public Improvement Series A, 7.00% due 10/15/2006 (Insured:   Aaa/AAA           2,337,841
                            MBIA)
2,750,000                   Howard County Multi Family Housing Revenue, 7.00% due 7/1/2024 put      Baa2/NR           2,776,427
                            7/1/2004 (Chase Glen Project; Guaranty: Avalon Prop.)
1,000,000                   Howard County Retirement Community Revenue Series A, 7.25% due          NR/NR             1,254,990
                            5/15/2015
2,500,000                   Howard County Retirement Community Revenue Series A, 7.875% due         NR/NR             3,225,150
                            5/15/2021
500,000                     Maryland State Department of Transportation Consolidated, 4.375% due    Aa2/AA            506,370
                            6/15/2004
Massachusetts               (1.80%)
2,000,000                   Boston Economic Development & Industrial Corp., 1.00% due 7/1/2025      Aa3/NR            2,055,940
                            put 7/1/2005 (LOC: Fleet National Bank)
1,060,000                   Lynn General Obligation, 7.00% due 1/15/2004                            Baa1/NR           1,062,194
3,470,000                   Massachusetts Development Finance Agency Resource Recovery Revenue      Aaa/AAA           3,946,015
                            Series A, 5.50% due 1/1/2011 (Insured: MBIA)
1,000,000                   Massachusetts Industrial Finance Agency Pollution Control Revenue       A2/A              1,022,620
                            Refunding, 5.875% due 8/1/2008 (Eastern Edison Co. Project)
1,000,000                   Massachusetts Industrial Finance Agency Revenue, 8.375% due 2/15/2018   NR/NR             1,150,470
                            pre-refunded 2/15/2006 @ 102 (Glenmeadow Retirement Project)
900,000                     Massachusetts Municipal Wholesale Electric Co. Power Supply Systems     Aaa/AAA           947,655
                            Revenue, 5.00% due 7/1/2005 (Stony Brook Intermediate Project A;
                            Insured: MBIA)
1,000,000                   Massachusetts Municipal Wholesale Electric Co. Power Supply Systems     Aaa/AAA           1,052,950
                            Revenue Series A, 5.00% due 7/1/2005 (Stony Brook Peaking Project;
                            Insured: MBIA)
4,000,000                   Massachusetts Municipal Wholesale Electric Company Power Supply         Aaa/AAA           4,380,960
                            Systems Revenue  Number 1-Series A, 5.00% due 7/1/2007 (Nuclear Mix
                            Project; Insured: MBIA)
515,000                     Massachusetts State Health & Education Facility, Daughters of           Aaa/AA+           523,951
                            Charity, Series D, 5.50% due 7/1/2004 (ETM)*
3,415,000                   Massachusetts State Health & Educational Series H, 5.375% due           Aaa/AAA           3,869,980
                            5/15/2012 (New England Medical Center Hospital Project; Insured:
                            FGIC)
1,000,000                   Massachusetts State Refunding Series A, 6.00% due 11/1/2008             Aa2/AA-           1,154,430
1,500,000                   Massachusetts State Refunding Series A, 5.50% due 1/1/2010              Aa2/AA-           1,703,640
1,500,000                   Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)          Aaa/AAA           1,694,205
Michigan                    (3.20%)
2,500,000                   Detroit Michigan Capital Improvement Series A, 5.00% due 4/1/2005       Aaa/AAA           2,616,500
                            (Insured: MBIA)
1,405,000                   Detroit Michigan Series A, 6.00% due 4/1/2007 (Insured: FGIC) (ETM)*    Aaa/AAA           1,584,728
1,670,000                   Jackson County Hospital Finance Authority Hospital Revenue Series A,    Aaa/NR            1,797,438
                            5.00% due 6/1/2006 (W.A. Foote Memorial Hospital Project; Insured:
                            AMBAC)
1,000,000                   Kalamazoo Hospital Finance Authority Facility Revenue, 5.50% due        Aaa/NR            1,055,540
                            5/15/2005 (Bronson Methodist Hospital Project; Insured: MBIA)
1,000,000                   Lansing Building Authority, 6.00% due 6/1/2005 (Insured: AMBAC)         Aaa/AAA           1,028,990
2,000,000                   Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012        Aaa/AAA           2,143,660
                            (Insured: FSA)
2,260,000                   Michigan Hospital Finance Authority Revenue, 4.80% due 11/1/2017        Aaa/NR            2,329,856
                            pre-refunded 7/1/2004 @100
10,000,000                  Michigan Hospital Finance Authority Revenue Series A, 1.00% due         Aa2/AA            11,076,300
                            11/15/2033 put 11/15/2007 (Ascension Health Project)
655,000                     Michigan Housing Development Authority Single Family Insured Mortgage   Aa1/AA+           655,675
                            Revenue Series A, 5.00% due 4/1/2010 (Insured: FHA/VA Mtgs)
1,500,000                   Michigan State Building Authority Revenue Refunding Facilities          Aa2/AA+           1,571,715
                            Program Series I, 5.00% due 4/15/2005
4,000,000                   Michigan State Building Authority Revenue Refunding Facilities          Aaa/AAA           4,416,720
                            Program Series I, 5.00% due 10/15/2007
4,000,000                   Michigan State Building Authority Revenue Refunding Facilities          Aaa/AAA           4,459,080
                            Program Series I, 5.00% due 10/15/2008
1,000,000                   Michigan State Job Development Authority Pollution Control Revenue,     Baa1/BBB          1,001,560
                            5.55% due 4/1/2009 (General Motors Corp. Project; Guaranty: GM)
2,500,000                   Michigan Strategic Fund Refunding Detroit, 4.85% due 9/1/2030 put       Aaa/NR            2,763,525
                            9/1/2011 (Edison Co. Project; Insured: AMBAC)
1,000,000                   Missouri State Health & Educational Facilities Authority Revenue        NR/AA-            1,083,820
                            Series A, 5.00% due 6/1/2011
1,000,000                   Oakland County Economic Development Corp. Limited, 5.50% due 6/1/2014   A1/NR             1,135,350
                            (LOC: First of America Bank-Central)
800,000                     Oxford Area Community School District, 5.00% due 5/1/2012 (Guaranty:    Aa1/AAA           892,000
                            School Bond Loan Fund)
2,550,000                   Wayne State University Revenues, 5.00% due 11/15/2004 (Insured: FGIC)   Aaa/AAA           2,636,521
Minnesota                   (1.00%)
1,000,000                   Breckenridge Health Facilities Revenue Catholic Health Corp., 5.25%     Aaa/AAA           1,022,990
                            due 11/15/2013 (Insured: MBIA)
3,130,000                   Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2011           Baa1/BBB+         3,270,349
                            (Healthpartners Obligation Group Project)
1,000,000                   Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2012           Baa1/BBB+         1,036,840
                            (Healthpartners Obligation Group Project)
1,500,000                   Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2013           Baa1/BBB+         1,552,710
                            (Healthpartners Obligation Group Project)
1,915,000                   Osseo Independent School District 279 Crossover Refunding Series B,     Aa2/NR            2,048,227
                            5.00% due 2/1/2006
3,000,000                   Southern Minnesota Municipal Power Agency Revenue Refunding Series A,   Aaa/AAA           3,201,810
                            5.00% due 1/1/2006 (Insured: AMBAC)
1,450,000                   University of Minnesota Refunding Series A, 5.50% due 7/1/2006          Aa2/AA            1,584,676
Mississippi                 (0.30%)
1,020,000                   Gautier Utility District Systems Revenue Refunding, 5.50% due           Aaa/NR            1,175,112
                            3/1/2012 (Insured: FGIC)
700,000                     Hattiesburg Water & Sewer Revenue Refunding Systems, 5.20% due          Aaa/AAA           750,848
                            8/1/2006 (Insured: AMBAC)
1,000,000                   Mississippi Hospital Equipment & Facilities Authority Revenue, 6.50%    Aaa/AAA           1,080,030
                            due 5/1/2006 (Refunding Mississippi Baptist Medical Center; Insured:
                            MBIA)
940,000                     Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007 (FNMA:      NR/A1+            974,319
                            Collateralized)
Missouri                    (0.30%)
425,000                     Jackson County Public Building Corp. Leasehold Revenue Series 1996,     Aaa/AAA           443,747
                            6.00% due 12/1/2004 (Capital Improvement Project; Insured: MBIA)
1,275,000                   Missouri Development Finance Board Healthcare Facilities Revenue        A2/NR             1,326,242
                            Series A, 4.80% due 11/1/2012 (Lutheran Home Aged Project; LOC:
                            Commerce Bank)
2,495,000                   St. Louis County Refunding, 5.00% due 8/15/2007 (Convention & Sports    Aaa/AAA           2,747,045
                            Facility Project B 1)
Montana                     (1.10%)
11,440,000                  Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032 put    Aaa/AAA           12,595,440
                            12/30/2008 (Insured: AMBAC)
2,500,000                   Forsyth Pollution Control Revenue Refunding, 5.20% due 5/1/2033 put     Baa2/BBB+         2,584,875
                            5/1/2009 (Portland General Project)
Nebraska                    (1.30%)
1,995,000                   Lancaster County School District 1, 4.00% due 7/15/2007 (Lincoln        Aa2/AAA           2,126,490
                            Public School Project)
1,455,000                   Madison County Hospital Authority Revenue 1, 5.25% due 7/1/2010         NR/AA             1,611,253
                            (Faith Regional Health Services Project; Insured: Radian)
1,625,000                   Madison County Hospital Authority Revenue 1, 5.50% due 7/1/2012         NR/AA             1,812,850
                            (Faith Regional Health Services Project; Insured: Radian)
2,680,000                   Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding          NR/AAA            2,740,622
                            1995-A, 5.50% due 12/1/2025 put 12/1/2005 (Willow Park Apartments
                            Project; Collateralized: FNMA)
5,000,000                   Omaha Public Power District Nebraska Electric Revenue Refunding         Aa2/AA            5,572,250
                            Systems B, 5.00% due 2/1/2013
2,095,000                   Omaha Public Power District Nebraska Electric Revenue Series A, 7.50%   NR/AA             2,223,989
                            due 2/1/2006 (ETM)*
1,300,000                   University of Nebraska Facilities Corp., 5.00% due 7/15/2008            Aa2/AA-           1,445,821
Nevada                      (1.60%)
840,000                     Colorado River Commission Power Delivery A, 7.00% due 9/15/2008         Aa2/AA            971,939
5,000,000                   Humboldt County Pollution Control Revenue Refunding, 6.55% due          Aaa/AAA           5,198,000
                            10/1/2013 (Sierra Pacific Project; Insured: AMBAC)
1,785,000                   Las Vegas Special Refunding Local Improvement District 707 Series A,    Aaa/AAA           1,966,249
                            5.125% due 6/1/2011 (Insured: FSA)
1,490,000                   Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due      NR/AAA            1,550,553
                            4/1/2008 (Collateralized: FNMA)
1,000,000                   Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series     NR/AA             1,123,920
                            A, 5.70% due 1/15/2009 (Insured: Radian)
1,000,000                   Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series     NR/AA             1,124,940
                            A, 5.70% due 1/15/2010 (Insured: Radian)
1,285,000                   Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series     NR/AA             1,436,746
                            A, 5.70% due 1/15/2011 (Insured: Radian)
5,000,000                   Washoe County Hospital Facility Revenue Series 1993 A, 6.00% due        A2/A+             5,105,750
                            6/1/2015 (Washoe Medical Center Project)
3,500,000                   Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)        Aaa/AAA           3,952,025
New Hampshire               (0.40%)
500,000                     New Hampshire General Obligation, 0% due 7/1/2004                       Aa2/AA            497,190
1,500,000                   New Hampshire Health & Education Facilities Authority Revenue           NR/SP-1           1,509,510
                            Anticipation Notes D, 3.50% due 4/30/2004
2,485,000                   New Hampshire Industrial Development Authority Revenue, 5.50% due       NR/AA-            2,548,417
                            12/1/2009 put 12/1/2004 (Central Vermont Public Services Project;
                            LOC: Citizens Bank)
1,650,000                   New Hampshire Municipal Bond Bank Refunding Series A-2, 4.60% due       Aaa/AAA           1,669,124
                            7/15/2004 (Insured: MBIA)
New Jersey                  (1.20%)
3,000,000                   New Jersey State Transport Trust Fund Authority Series C, 5.00% due     Aa3/AA-           3,280,320
                            6/15/2007 (Transportation Systems Project)
5,000,000                   New Jersey State Transport Trust Fund Authority Series C, 5.00% due     Aa3/AA-           5,524,100
                            6/15/2008 (Transportation Systems Project)
5,000,000                   New Jersey State Transport Trust Fund Authority Series C, 5.00% due     Aa3/AA-           5,564,100
                            6/15/2009 (Transportation Systems Project)
1,515,000                   Pequannock River Basin Regional Sewage Authority Refunding Series M,    Aaa/NR            1,607,173
                            5.00% due 12/1/2006 (Sewer Revenue Project; Insured: MBIA)
New Mexico                  (1.30%)
1,600,000                   Albuquerque Educational Facilities Revenue Refunding, 1.20% due         VMIG1/AA          1,600,000
                            10/15/2016 put 1/8/2004 (Albuquerque Academy Project; Insured: Bank
                            of America) (weekly demand notes)
350,000                     Farmington Pollution Control Revenue, 1.30% due 9/1/2024 put 1/2/2004   P1/A1+            350,000
                            (LOC: Barclays Bank) (daily demand notes)
4,865,000                   New Mexico Highway Commission Revenue Subordinated Lien Tax Series B,   Aaa/AAA           5,460,573
                            5.00% due 6/15/2011 (Insured: AMBAC)
8,100,000                   New Mexico Housing Authority, Multi Family Housing Revenue, 1.30% due   NR/A1+            8,100,000
                            1/15/2033 put 1/8/2004 (Arbors/Courtyard Apartments Project) (weekly demand notes)
3,000,000                   New Mexico State, 4.00% due 9/1/2005                                    Aa1/AA+           3,128,310
New York                    (6.10%)
1,000,000                   Brookhaven Industrial Development Agency Civic Facility Revenue,        A2/BBB+           1,034,750
                            4.375% due 11/1/2031 put 11/1/2006 (Methodist Retirement Community
                            Project; LOC: Northfork Bank)
1,000,000                   Hempstead Town Industrial Development Agency Refunding, 5.00% due       Aaa/AAA           1,087,530
                            12/1/2008 (American Fuel Co. Project; Insured: MBIA)
1,500,000                   Long Island Power Authority Electric Systems Revenue General Series     Aaa/AAA           1,710,930
                            A, 6.00% due 12/1/2007 (Insured: AMBAC)
2,350,000                   Long Island Power Authority Electric Systems Revenue Subordinated       Aaa/AAA           2,368,823
                            Series 8 Subseries 8-D, 4.50% due 4/1/2010 put 4/1/2004 (Insured:
                            AMBAC)
7,000,000                   Long Island Power Authority General Series B, 5.00% due 12/1/2006       Baa1/A-           7,547,960
4,535,000                   Metro Transportation Authority New York Service Series B, 5.25% due     A3/AA-            4,998,477
                            7/1/2007
8,000,000                   Metropolitan Transportation Authority New York Revenue Series B,        A2/A              8,747,440
                            5.00% due 11/15/2007
1,050,000                   Monroe County Industrial Development Agency, 5.375% due 6/1/2007 (St.   NR/AA             1,157,048
                            John Fisher College Project; Insured: Radian)
1,000,000                   Municipal Assistance Corp. For the City of New York Series D, 5.20%     Aaa/AAA           1,063,220
                            due 7/1/2006 (Insured: AMBAC)
1,340,000                   New York City Adjustment Series C, 1.26% due 10/1/2023 put 1/2/2004     VMIG1/A1+         1,340,000
                            (LOC: JPM) (daily demand notes)
700,000                     New York City Adjustment Subseries E5, 1.35% due 8/1/2015 put           VMIG1/A1+         700,000
                            1/2/2004 (LOC: JPM) (daily demand notes)
710,000                     New York City Housing Development Corp. Multi Family Housing Revenue    Aa2/AA            711,818
                            Refunding Series A, 5.50% due 11/1/2009
2,215,000                   New York City Industrial Development Agency Civic Facility, 5.25% due   NR/A              2,413,796
                            6/1/2011 (Lycee Francais De New York Project Series A; Insured: ACA)
2,330,000                   New York City Industrial Development Agency Civic Facility, 5.25% due   NR/A              2,544,850
                            6/1/2012 (Lycee Francais De New York Project Series A; Insured: ACA)
1,500,000                   New York City Transitional Refunding Future Tax Secured Series A,       Aa2/AA+           1,541,820
                            4.50% due 11/1/2004
1,040,000                   New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley      NR/AAA            1,173,182
                            Physicians Project; Insured: Connie Lee)
1,645,000                   New York Dormitory Authority Revenues, 6.00% due 9/1/2008               NR/AA             1,710,471
                            pre-refunded 9/1/2005 (Norton Healthcare Project)
1,600,000                   New York Dormitory Authority Revenues Mental Health Services            Aaa/AAA           1,793,296
                            Facilities Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)
4,000,000                   New York Dormitory Authority Revenues Series B, 5.25% due 11/15/2026    Aaa/AAA           4,492,920
                            put 5/15/2012 (Insured: AMBAC)
560,000                     New York Medical Care Facilities Finance Agency Revenue, 6.40% due      Aaa/AAA           567,879
                            11/1/2014 (Insured: FSA)
1,000,000                   New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)                   Aaa/AAA           1,152,950
15,100,000                  New York State Dormitory Authority Revenues, 4.00% due 12/15/2005       NR/AA             15,835,219
1,820,000                   New York State Dormitory Authority Revenues, 5.50% due 7/1/2012         Baa1/NR           1,971,442
                            (South Nassau Community Hospital B Project)
1,500,000                   New York State Dormitory Authority Revenues, 5.50% due 7/1/2013         Baa1/NR           1,624,575
                            (South Nassau Community Hospital B Project)
2,500,000                   New York State Urban Development Corp. Revenue Refunding Facilities     Aaa/AAA           3,013,725
                            A, 6.50% due 1/1/2011 (Correctional Capital Project; Insured: FSA)
1,320,000                   New York Thruway Authority General Revenue Special Obligation, 0% due   NR/BBB            1,264,732
                            1/1/2006
255,000                     New York Urban Development Corp. Revenue University Facilities          A3/AA-            276,525
                            Grants, 6.00% due 1/1/2006
3,425,000                   New York Urban Development Corp. Series 7, 6.00% due 1/1/2006           A3/AA-            3,714,104
710,000                     Oneida County Industrial Development Agency Series C, 6.00% due         NR/AA             813,894
                            1/1/2009 (Civic Facility Faxton Hospital Project; Insured: Radian)
2,000,000                   Tobacco Settlement Financing Corp. Asset Backed Series B 1C, 5.25%      NR/AA-            2,120,160
                            due 6/1/2013
2,000,000                   Tobacco Settlement Financing Corp. New York Revenue Asset Backed        NR/AA-            2,070,760
                            Series A-1C, 5.00% due 6/1/2012 (Secured: State Contingency Contract)
1,000,000                   Tobacco Settlement Financing Corp. New York Revenue Asset Backed        NR/AA-            1,043,490
                            Series A-1C, 5.25% due 6/1/2012 (Secured: State Contingency Contract)
North Carolina              (2.30%)
1,100,000                   Cabarrus County Certificates of Participation Installment Financing     Aaa/AAA           1,182,951
                            Contract, 4.50% due 2/1/2007
1,000,000                   Charlotte Certificates of Participation Series B, 5.00% due 6/1/2006    Aa1/AA+           1,075,330
                            (FY Project)
70,000                      Gastonia Housing Corp. First Lien Rev Series A, 5.75% due 7/1/2004      NR/A-             70,092
                            (Golfview Village Square Apartment Project)
925,000                     North Carolina Capital Facilities Finance Agency Educational            Aaa/AAA           1,011,561
                            Facilities Revenue Series A, 5.00% due 4/1/2007 (Johnson & Wales
                            University Project; Insured: XL Capital)
2,860,000                   North Carolina Eastern Municipal Power Agency Power Systems Revenue,    Aaa/AAA           3,321,089
                            6.125% due 1/1/2009 (Insured: MBIA)
3,000,000                   North Carolina Eastern Municipal Power Agency Power Systems Revenue     Baa3/BBB          3,240,180
                            Refunding Series D, 5.375% due 1/1/2011
650,000                     North Carolina Eastern Municipal Power Agency Power Systems Revenue     Baa3/BBB          699,628
                            Series C, 5.25% due 1/1/2012
1,000,000                   North Carolina Eastern Municipal Power Agency Power Systems Series A,   Baa3/BBB          1,093,240
                            5.50% due 1/1/2012
1,055,000                   North Carolina Eastern Municipal Power Agency Power Systems Series C,   Baa3/BBB          1,132,405
                            5.25% due 1/1/2013
1,350,000                   North Carolina Medical Care Commission, 5.00% due 6/1/2006 (Rex         Aaa/AAA           1,455,030
                            Healthcare Project; Insured: AMBAC)
2,400,000                   North Carolina Municipal Power Agency 1 Catawba Electric Revenue,       Aaa/AAA           2,804,136
                            6.00% due 1/1/2010 (Insured: MBIA)
2,505,000                   North Carolina Municipal Power Agency 1 Catawba Electric Revenue        Baa1/BBB+         2,790,670
                            Series A, 5.50% due 1/1/2013
1,000,000                   North Carolina Municipal Power Agency 1 Catawba Electric Revenue        Baa1/BBB+         1,139,200
                            Series B, 6.375% due 1/1/2013
3,400,000                   North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007      Aaa/AAA           3,793,040
                            (Insured: MBIA)
3,700,000                   North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008      Aaa/AAA           4,212,709
                            (Insured: MBIA)
2,000,000                   Raleigh Durham Airport Authority Airport Revenue Series A, 5.50% due    Aaa/NR            2,198,800
                            11/1/2006 (Insured: FGIC)
1,030,000                   University of North Carolina Systems Pool Revenue Refunding Series B,   Aaa/AAA           1,155,351
                            5.00% due 4/1/2012 (Insured: AMBAC)
North Dakota                (0.10%)
910,000                     Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due     Aaa/AAA           977,258
                            8/15/2005 (Altru Health System Project; Insured: MBIA)
Ohio                        (2.50%)
2,205,000                   Bellefontaine Hospital Revenue Refunding, 6.00% due 12/1/2013 (Mary     NR/BBB+           2,254,921
                            Rutan Health Associates Project)
4,210,000                   Cleveland Cuyahoga County Port Authority Revenue, 6.00% due             NR/NR             4,503,816
                            11/15/2010
2,255,000                   Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due          Baa1/A            2,434,723
                            1/15/2006 (University Hospital Health Systems Project)
1,400,000                   Hudson City Library Improvement, 6.35% due 12/1/2011                    Aa2/NR            1,681,610
520,000                     Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011     Aa2/NR            571,511
1,200,000                   Lorain County Hospital Revenue Refunding Catholic Healthcare Partners   Aaa/AAA           1,369,332
                            B, 6.00% due 9/1/2008 (Insured: MBIA)
1,300,000                   Mahoning Valley District Water Refunding, 5.85% due 11/15/2008          Aaa/AAA           1,502,241
                            (Insured: FSA)
770,000                     Mahoning Valley District Water Refunding, 5.90% due 11/15/2009          Aaa/AAA           902,494
                            (Insured: FSA)
2,250,000                   Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic Health         Aa2/AA            2,559,668
                            Initiatives Project)
2,385,000                   Montgomery County Revenue, 6.00% due 12/1/2009 (Catholic Health         Aa2/AA            2,730,133
                            Initiatives Project)
1,530,000                   Montgomery County Revenue, 6.00% due 12/1/2010 (Catholic Health         Aa2/AA            1,751,682
                            Initiatives Project)
1,000,000                   Montgomery County Solid Waste Revenue, 6.00% due 11/1/2005 (Insured:    Aaa/AAA           1,082,250
                            MBIA)
2,000,000                   Ohio State Building Authority Refunding Adult Corrections Facilities,   Aaa/AAA           2,174,280
                            5.00% due 10/1/2006 (Insured: FSA)
1,000,000                   Ohio State Highway Capital Improvement Series C, 5.00% due 5/1/2006     Aa1/AAA           1,077,540
5,000,000                   Ohio State Unlimited Tax General Obligation Series A, 5.75% due         Aa1/AA+           5,805,600
                            6/15/2010
680,000                     Plain Local School District Capital Appreciation, 0% due 12/1/2006      Aaa/NR            641,580
                            (Insured: FGIC)
845,000                     Plain Local School District Capital Appreciation, 0% due 12/1/2007      Aaa/NR            769,533
                            (Insured: FGIC)
975,000                     Reading Revenue Development, 6.00% due 2/1/2009 (St. Mary's             NR/AA             1,114,250
                            Educational Institute Project; Insured: Radian)
Oklahoma                    (2.40%)
1,235,000                   Claremore Public Works Authority Revenue Refunding, 6.00% due           Aaa/NR            1,358,648
                            6/1/2006 (Insured: FSA)
1,340,000                   Claremore Public Works Authority Revenue Refunding, 6.00% due           Aaa/NR            1,512,016
                            6/1/2007 (Insured: FSA)
740,000                     Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010     Aaa/NR            830,635
                            (Insured: MBIA)
2,380,000                   Oklahoma Authority Revenue Refunding Health Systems Obligation Group    Aaa/AAA           2,674,406
                            Series A, 5.75% due 8/15/2007 (Insured: MBIA)
2,340,000                   Oklahoma Authority Revenue Refunding Health Systems Obligation Group    Aaa/AAA           2,695,727
                            Series A, 6.00% due 8/15/2010 (Insured: MBIA)
740,000                     Oklahoma Development Finance Authority Health Facilities Revenue,       Aaa/AAA           852,865
                            5.75% due 6/1/2011 (Insured: AMBAC)
1,265,000                   Oklahoma Development Finance Authority Hospital Revenue Series A,       NR/A-             1,359,976
                            5.25% due 12/1/2011 (Duncan Regional Hospital Project)
1,330,000                   Oklahoma Development Finance Authority Hospital Revenue Series A,       NR/A-             1,419,868
                            5.25% due 12/1/2012 (Duncan Regional Hospital Project)
1,250,000                   Oklahoma Development Finance Authority Hospital Revenue Series A,       NR/A-             1,332,525
                            5.25% due 12/1/2013 (Duncan Regional Hospital Project)
5,000,000                   Oklahoma Housing Development Authority Revenue Lease Purchase Program   Aa3/NR            5,302,300
                            Series A, 5.10% due 11/1/2005
1,000,000                   Oklahoma State Industrial Authority Revenue Refunding Integris Health   Aaa/AAA           1,064,450
                            System, 5.50% due 8/15/2005 (Insured: MBIA)
4,250,000                   Shawnee Hospital Authority Hospital Revenue Refunding, 6.125% due       NR/BBB+           4,348,855
                            10/1/2014 (Midamerica Healthcare Inc. Project)
2,650,000                   Tulsa County Independent School District, 4.50% due 8/1/2006            Aa3/A+            2,832,081
1,500,000                   Tulsa County Industrial Authority Capital Series B, 4.00% due           NR/AA             1,554,720
                            5/15/2005
2,000,000                   Tulsa County Industrial Authority Capital Series B, 4.00% due           NR/AA             2,105,560
                            5/15/2006
1,000,000                   Tulsa Metropolitan Utility Authority Water Series A, 5.60% due          NR/AA             1,035,960
                            11/1/2004
750,000                     Tulsa Public Facilities Authority Solid Waste Steam & Electric          Aaa/AAA           775,133
                            Revenue Refunding Series 1994, 5.45% due 11/1/2004 (Ogden Martin
                            Systems of Tulsa Project; Insured: AMBAC)
Oregon                      (0.20%)
915,000                     Clackamas County Hospital Facility Authority Revenue Refunding Series   NR/NR             907,085
                            A, 5.50% due 9/15/2008 (Odd Fellows Home Project)
1,000,000                   Medford Hospital Facilities Authority Revenue Series A, 5.25% due       Aaa/AAA           1,087,580
                            8/15/2006 (Asante Health Systems Project; Insured: MBIA)
640,000                     Portland Oregon, 4.40% due 3/1/2004                                     Aa2/NR            643,546
750,000                     Salem Oregon Water & Sewer Revenue, 6.00% due 6/1/2005 (Insured:        Aaa/AAA           798,652
                            MBIA)
Pennsylvania                (2.70%)
1,505,000                   Allegheny County Hospital Development Health Series B, 6.30% due        Baa1/NR           1,548,254
                            5/1/2009 (South Hills Health System Project)
1,000,000                   Allegheny County Hospital Development Refunding, 4.40% due 11/1/2005    Aaa/AAA           1,052,530
                            (Health Center UPMC Health Systems Project; Insured: MBIA)
1,000,000                   Delaware County Pennsylvania Authority Revenue, 5.50% due 11/15/2007    Aaa/AAA           1,114,930
                            (Insured: AMBAC)
4,250,000                   Delaware County Pollution Control Refunding Series A, 1.00% due         A3/BBB+           4,346,177
                            4/1/2021 put 10/1/2004 (Peco Energy Co. Project)
1,000,000                   Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009         Aa2/AA-           1,113,900
1,605,000                   Manheim Township School Authority School Revenue Series 1978, 6.625%    NR/AAA            1,755,870
                            due 12/1/2007 pre-refunded 12/1/2005
730,000                     Montgomery County Higher Education & Health Authority, 6.25% due        Baa3/NR           755,966
                            7/1/2006
550,000                     Montgomery County Higher Education & Health Authority, 6.375% due       Baa3/NR           573,738
                            7/1/2007
2,000,000                   Montgomery County Industrial Development Authority Pollution Control    A2/BBB+           2,045,260
                            Revenue Series A, 1.00% due 10/1/2030 put 10/1/2004 (Peco Energy Co.
                            Project)
150,000                     Pennsylvania Higher Education Facilities Authority Revenue, 6.15% due   Baa3/NR           151,902
                            4/1/2004 (ETM)*
1,500,000                   Pennsylvania Higher Educational Facilities Authority Health Services    A3/A              1,583,400
                            Revenue, 5.50% due 1/1/2009 (University of Pennsylvania Health
                            Systems Project)
750,000                     Pennsylvania Higher Educational Facility Series A, 6.00% due 1/1/2005   A3/A              782,685
                            (University of Pennsylvania Health Systems Project)
4,500,000                   Pennsylvania State Higher Educational Facilities Authority, 7.00% due   A3/A              4,607,730
                            1/1/2009 (University of Pennsylvania Project)
1,500,000                   Pennsylvania State Higher Educational Facilities Authority Revenue,     VMIG1/NR          1,567,350
                            4.00% due 11/1/2032 put 11/1/2005 (LOC: Allied Irish Banks PLC)
900,000                     Pennsylvania State Second Series, 5.25% due 10/1/2008                   Aa2/AA            1,014,471
5,255,000                   Pennsylvania State Unrefunded First Series, 5.00% due 4/15/2005         Aa2/AA            5,350,168
1,425,000                   Philadelphia Authority For Industrial Development Revenues, 8.00% due   Aaa/NR            1,502,121
                            1/1/2014 pre-refunded 7/1/2004
1,000,000                   Philadelphia Hospital & Higher Education Facilities Authority           A1/AA-            1,073,700
                            Revenue, 5.50% due 5/15/2006 (Jefferson Health Systems Project)
1,255,000                   Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00%     Aaa/AAA           1,388,319
                            due 7/1/2008 (Latrobe Area Hospital Project; Insured: AMBAC)
1,320,000                   Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00%     Aaa/AAA           1,465,305
                            due 7/1/2009 (Latrobe Area Hospital Project; Insured: AMBAC)
1,400,000                   Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25%     Aaa/AAA           1,570,688
                            due 7/1/2011 (Latrobe Area Hospital Project; Insured: AMBAC)
1,000,000                   Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25%     Aaa/AAA           1,124,580
                            due 7/1/2012 (Latrobe Area Hospital Project; Insured: AMBAC)
Rhode Island                (2.10%)
1,075,000                   Providence Public Building Authority Refunding Series B, 5.75% due      Aaa/AAA           1,219,846
                            12/15/2007 (Insured: FSA)
1,000,000                   Providence Public Building Authority School Project Series B, 5.00%     Aaa/AAA           1,068,080
                            due 12/15/2005 (Insured: MBIA)
1,000,000                   Providence Public Building Authority School Project Series B, 4.00%     Aaa/AAA           1,062,890
                            due 12/15/2006 (Insured: MBIA)
1,000,000                   Providence Public Building Authority School Project Series B, 4.00%     Aaa/AAA           1,069,940
                            due 12/15/2007 (Insured: MBIA)
1,880,000                   Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)                 Aaa/AAA           2,169,501
4,455,000                   Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due       Aaa/AAA           4,727,201
                            10/1/2005 (State Public Projects; Insured: AMBAC)
10,085,000                  Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due       Aaa/AAA           10,946,763
                            10/1/2006 (State Public Projects; Insured: AMBAC)
2,075,000                   Rhode Island Economic Development Corp. Revenue, 5.75% due 7/1/2010     NR/AA             2,355,291
                            (Providence Place Mall Project; Insured: Radian)
1,960,000                   Rhode Island State Health & Education Building, 4.50% due 9/1/2009      NR/A+             2,099,415
                            (Butler Hospital Project; LOC: Fleet National Bank)
1,565,000                   Rhode Island State Health & Educational Building Corp. Revenue          NR/A+             1,686,287
                            Hospital Financing, 5.25% due 7/1/2014 (Memorial Hospital Project;
                            LOC: Fleet Bank)
South Carolina              (1.70%)
2,050,000                   Charleston County Certificates of Participation, 6.00% due 12/1/2007    Aaa/AAA           2,341,346
                            (Insured: MBIA)
1,445,000                   Kershaw County School District Series B, 4.60% due 3/1/2007             Aa1/AA+           1,523,854
1,000,000                   Medical University of South Carolina Hospital Facilities Revenue,       Baa2/NR           1,061,570
                            5.50% due 7/1/2005 (ETM)*
945,000                     Piedmont Municipal Power Agency Electric Revenue, 6.375% due 1/1/2006   Aaa/AAA           1,029,559
                            (Insured: FGIC)
5,000,000                   Richland County Environmental Improvement Revenue Refunding Series A,   Baa2/BBB          5,266,250
                            4.25% due 10/1/2007 (International Paper Co. Project)
1,000,000                   South Carolina Jobs Economic Development Authority Hospital             Baa2/BBB          1,276,250
                            Facilities Revenue Improvement Series A, 7.375% due 12/15/2021
                            pre-refunded 12/15/2010 (Palmetto Health Alliance Project)
3,530,000                   South Carolina State Public Service Authority Refunding Series A,       Aaa/AAA           3,922,606
                            6.50% due 1/1/2008 (Insured: MBIA)
2,000,000                   South Carolina State Public Service Authority Revenue Refunding         Aa2/AA-           2,130,460
                            Series D, 5.00% due 1/1/2006
2,315,000                   South Carolina State Public Service Authority Revenue Refunding         Aa2/AA-           2,514,136
                            Series D, 5.00% due 1/1/2007
1,720,000                   York County Refunding, 5.00% due 6/1/2006 (Insured: FSA)                Aaa/AAA           1,855,089
South Dakota                (0.40%)
1,160,000                   South Dakota Health & Educational Facilities Authority Revenue, 5.00%   Aaa/AAA           1,283,459
                            due 9/1/2010 (Rapid City Regional Hospital Project; Insured: MBIA)
1,100,000                   South Dakota Health & Educational Facilities Authority Revenue, 5.50%   Aaa/AAA           1,250,722
                            due 9/1/2011 (Rapid City Regional Hospital Project; Insured: MBIA)
2,235,000                   South Dakota State Building Authority Lease Revenue, 6.625% due         Aaa/AAA           2,277,018
                            9/1/2012 pre-refunded 9/1/2004 @100 (Insured: AMBAC)
1,000,000                   South Dakota State Health & Educational Facilities Authority Revenue    Aaa/AAA           1,163,380
                            Refunding, 6.25% due 7/1/2009 ( Mc Kinnan Hospital Project; Insured:
                            MBIA)
Tennessee                   (0.70%)
2,000,000                   Chattanooga Hamilton County Refunding, 5.375% due 10/1/2004 (Erlanger   Aaa/AAA           2,063,420
                            Medical Center Project; Insured: FSA)
2,420,000                   Clarksville Natural Gas Refunding, 5.00% due 11/1/2004                  NR/BBB+           2,474,160
870,000                     Franklin Industrial Development Multi Family Refunding Housing Series   Aaa/AAA           922,826
                            A, 5.75% due 4/1/2010 (Insured: FSA)
1,000,000                   Hamilton County Industrial Development Board, 5.75% due 9/1/2005        Aaa/AAA           1,071,150
                            (Insured: FGIC)
2,000,000                   Knox County Health Educational & Housing Facilities Board Hospital      Aaa/AAA           2,131,680
                            Facilities Revenue Refunding, 5.00% due 1/1/2006 (Insured: FSA)
1,050,000                   Shelby County Series A, 0% due 5/1/2011 pre-refunded 5/1/2005 @         Aa2/AA+           717,580
                            69.561
Texas                       (11.90%)
1,350,000                   Amarillo Health Facilities Corp. Hospital Revenue, 5.50% due 1/1/2011   Aaa/NR            1,514,565
                            (Baptist St. Anthony's Hospital Corp. Project; Insured: FSA)
1,000,000                   Austin Texas Refunding, 5.00% due 3/1/2011                              Aa2/AA+           1,118,090
1,000,000                   Austin Utility Systems Revenue Refunding Comb. Series A, 5.60% due      Aaa/AAA           1,018,450
                            5/15/2007 (Insured: MBIA)
1,000,000                   Bell County Health Facilities Development Corp. Revenue Series A,       Aaa/AAA           1,174,840
                            6.25% due 8/15/2010 (Scott & White Memorial Hospital Project;
                            Insured: MBIA)
1,800,000                   Bexar County Housing Finance Corp. Multi Family Housing Revenue,        Aaa/NR            1,922,544
                            5.00% due 1/1/2011 (Insured: MBIA)
1,250,000                   Cedar Hill Independent School District Refunding, 0% due 8/15/2010      NR/AAA            961,412
                            (Guaranty: PSF)
1,700,000                   Clint Independent School District Refunding, 5.50% due 2/15/2011        Aaa/AAA           1,955,136
                            (Guaranty: PSF)
1,425,000                   Clint Independent School District Refunding, 5.50% due 2/15/2012        Aaa/AAA           1,619,484
                            (Guaranty: PSF)
3,300,000                   Coppell Independent School District Refunding, 0% due 8/15/2007         NR/AAA            3,016,530
                            (Guaranty: PSF)
1,025,000                   Corpus Christi Business & Job Development Corp. Sales Tax Revenue,      Aaa/AAA           1,148,799
                            5.00% due 9/1/2012 (Refunding & Improvement Arena Project; Insured:
                            AMBAC)
2,000,000                   Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2005   Aaa/AAA           2,125,280
                            (Insured: FSA)
4,070,000                   Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2006   Aaa/AAA           4,448,632
                            (Insured: FSA)
2,000,000                   Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2008   Aaa/AAA           2,263,440
                            (Insured: FSA)
4,780,000                   Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2009   Aaa/AAA           5,470,567
                            (Insured: FSA)
450,000                     Dallas Tax Increment Financing Reinvestment Zone 2, 5.75% due           NR/AA             491,751
                            8/15/2006 (Insured: Radian)
1,200,000                   Dallas/Fort Worth Regional Airport Revenue Refunding Joint Series A,    Aaa/AAA           1,247,484
                            7.375% due 11/1/2011 (Insured: FGIC)
4,945,000                   Duncanville Independent School District Refunding Series B, 0% due      Aaa/AAA           3,807,007
                            2/15/2011 (Guaranty: PSF)
1,245,000                   Duncanville Independent School District Refunding Series B, 0% due      Aaa/AAA           907,941
                            2/15/2012 (Guaranty: PSF)
4,500,000                   Ector County Hospital District Hospital Revenue Refunding, 5.50% due    Aaa/AAA           4,555,080
                            4/15/2004 (Insured: MBIA)
8,305,000                   Fort Worth Independent School District Premium Refunding, 0% due        Aa2/AA            7,605,304
                            2/15/2006
3,800,000                   Fort Worth Water & Sewer Revenue Refunding & Improvement, 5.25% due     Aa2/AA            4,187,980
                            2/15/2011
1,390,000                   Fort Worth Water & Sewer Revenue Series 2001, 5.25% due 2/15/2011       Aa2/AA            1,576,580
                            (Tarrant & Denton County Project)
2,005,000                   Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)                    Aaa/AAA           2,139,255
4,000,000                   Gulf Coast Waste Disposal Authority Environmental Facilities Revenue    Baa2/BBB+         4,187,920
                            Refunding, 4.20% due 11/1/2006 (Occidental Project)
1,000,000                   Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00%      Aaa/AAA           1,123,100
                            due 10/1/2010 (Bayport Area Systems Project; Insured: AMBAC)
1,000,000                   Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00%      Aaa/AAA           1,123,000
                            due 10/1/2011 (Bayport Area Systems Project; Insured: AMBAC)
750,000                     Harlingen Consolidated Independent School, 7.50% due 8/15/2009          Aaa/AAA           934,725
                            (Guaranty: PSF)
500,000                     Harris County Health Facilities Development Corp. Hospital Revenue      Aaa/AAA           594,970
                            Refunding  Series A, 6.00% due 6/1/2012 (Memorial Hospital Systems
                            Project; Insured: MBIA)
4,410,000                   Harris County Health Facilities Development Corp. Thermal Utility       Aaa/AAA           4,942,772
                            Revenue, 5.45% due 2/15/2011 (Insured: AMBAC)
600,000                     Harris County Health Facilities Hospital Series A, 6.00% due 6/1/2010   Aaa/AAA           696,888
                            (Memorial Hospital Systems Project; Insured: MBIA)
755,000                     Harris County Hospital District Mortgage Revenue, 7.40% due 2/15/2010   Aaa/AAA           842,829
                            (Insured: AMBAC) (ETM)*
1,045,000                   Harris County Hospital District Mortgage Revenue Unrefunded Balance     Aaa/AAA           1,211,040
                            Refunding, 7.40% due 2/15/2010 (Insured: AMBAC)
10,000,000                  Harris County Hospital District Revenue Refunding, 5.75% due            Aaa/AAA           11,388,300
                            2/15/2011 (Insured: MBIA)
2,000,000                   Harris County Hospital District Revenue Refunding, 5.75% due            Aaa/AAA           2,276,260
                            2/15/2012 (Insured: MBIA)
3,260,000                   Harris County Sports Authority Revenue Senior Lien Series G, 0% due     Aaa/AAA           2,575,335
                            11/15/2010 (Insured: MBIA)
3,000,000                   Hays Consolidated Independent School District Capital Appreciation,     Aaa/AAA           2,263,350
                            0% due 8/15/2011 (Guaranty: PSF)
1,000,000                   Irving Independent School District, 0% due 2/15/2005 (Guaranty: PSF)    Aaa/AAA           984,520
500,000                     Irving Independent School District Capital Appreciation, 0% due         Aaa/AAA           499,310
                            2/15/2004 (Guaranty: PSF)
1,000,000                   Lewisville Combination Contract Revenue, 4.125% due 5/1/2031 put        NR/AA             1,048,610
                            11/1/2006 (Special Assessment Castle Hills Project Number 3; LOC:
                            Wells Fargo Bank)
500,000                     Lower Colorado River Authority Revenue Refunding & Improvement, 8.00%   Aaa/AAA           644,335
                            due 5/15/2010 (Insured: FSA)
3,000,000                   Matagorda County Navigation District 1 Adjusted Refunding Central       Baa2/BBB          2,998,680
                            Power A, 2.15% due 5/1/2030 put 11/1/2004
3,065,000                   Mesquite Independent School District Refunding, 0% due 8/15/2011        NR/AAA            2,274,598
                            (Guaranty: PSF)
1,415,000                   Midlothian Independent School District Refunding, 0% due 2/15/2008      Aaa/NR            1,265,350
                            (Guaranty: PSF)
1,200,000                   Midlothian Independent School District Refunding, 0% due 2/15/2009      Aaa/NR            1,027,128
                            (Guaranty: PSF)
700,000                     Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010           Baa2/AA           798,441
                            (Insured: Radian)
740,000                     Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011           Baa2/AA           846,575
                            (Insured: Radian)
2,275,000                   New Caney Independent School District Refunding, 0% due 2/15/2005       Aaa/AAA           2,239,783
                            (Guaranty: PSF)
5,000,000                   North Texas Thruway Authority Dallas North Thruway Systems Revenue      Aaa/AAA           5,518,800
                            Refunding Series B, 5.00% due 1/1/2038 (Insured: AMBAC)
6,000,000                   Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012       Baa2/BBB-         6,318,660
1,970,000                   Socorro Independent School District Series A, 5.75% due 2/15/2011       NR/AAA            2,205,297
                            (Guaranty: PSF)
965,000                     Southlake Tax Increment Certificates of Obligation Series B, 0% due     Aaa/AAA           865,759
                            2/15/2007 (Insured: AMBAC)
1,120,000                   Southlake Tax Increment Certificates of Obligation Series B, 0% due     Aaa/AAA           944,955
                            2/15/2008 (Insured: AMBAC)
1,275,000                   Southlake Tax Increment Certificates of Obligation Series B, 0% due     Aaa/AAA           1,012,503
                            2/15/2009 (Insured: AMBAC)
1,440,000                   Southlake Tax Increment Certificates of Obligation Series B, 0% due     Aaa/AAA           1,072,167
                            2/15/2010 (Insured: AMBAC)
500,000                     Spring Branch Independent School District, 7.50% due 2/1/2011           Aaa/AAA           634,955
                            (Guaranty: PSF)
580,000                     Tarrant County Health Facilities, 5.875% due 11/15/2007                 A3/A              642,141
                            (Adventist/Sunbelt Health System Project)
650,000                     Tarrant County Health Facilities, 6.00% due 11/15/2009                  A3/A              732,758
                            (Adventist/Sunbelt Health System Project)
730,000                     Tarrant County Health Facilities, 6.10% due 11/15/2011                  A3/A              820,425
                            (Adventist/Sunbelt Health System Project)
1,400,000                   Tarrant County Health Facilities Development Corp., 5.75% due           Aaa/AAA           1,581,272
                            2/15/2011 (Texas Health Resources Project; Insured: MBIA)
1,000,000                   Texarkana Health Facilities Development Corp. Hospital Revenue, 5.75%   Aaa/AAA           1,135,070
                            due 10/1/2008 (Insured: MBIA)
1,945,000                   Texas Affordable Housing Corp. M  Series A, 4.85% due 9/1/2012          Aaa/AAA           2,089,902
                            (Insured: MBIA)
2,000,000                   Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012          Aaa/AAA           2,149,000
                            (Insured: MBIA)
1,000,000                   Texas Public Finance Authority Building Revenue State Preservation      Aaa/AAA           1,155,310
                            Project Series B, 6.00% due 8/1/2011 (Insured: FSA)
6,700,000                   Texas State Public Finance Authority Building Revenue Refunding, 0%     Aaa/AAA           6,604,190
                            due 2/1/2005 (Insured: MBIA)
7,000,000                   Texas State Turnpike Authority Central Texas Turnpike Systems Rev.      Aa3/AA            7,748,930
                            Bond Anticipation Note 2nd Tier, 5.00% due 6/1/2008
1,000,000                   Town Center Improvement District Texas Sales & Hotel Occupancy Tax,     Aaa/AAA           1,071,010
                            5.00% due 3/1/2006 (Insured: FGIC)
1,000,000                   Travis County, 5.00% due 3/1/2007                                       Aaa/AAA           1,091,490
500,000                     Travis County, 5.00% due 3/1/2010                                       Aaa/AAA           545,570
2,300,000                   Travis County Health Development Corp. Series A, 5.75% due 11/15/2008   Aaa/AAA           2,626,623
                            (Insured: MBIA)
1,000,000                   Travis County Health Facilities Development Corp. Revenue Ascension     Aaa/AAA           1,129,660
                            Health Credit Series A, 5.75% due 11/15/2007 (Insured: MBIA)
3,750,000                   Travis County Health Facilities Development Corp. Revenue Series A,     Aaa/AAA           4,318,537
                            5.75% due 11/15/2009 (Insured: MBIA)
2,000,000                   Travis County Health Facilities Development Series A, 5.75% due         Aaa/AAA           2,285,720
                            11/15/2010 (Ascension Health Project; Insured: MBIA)
2,020,000                   Washington County Health Facilities Development Corp. Revenue, 5.35%    NR/A              2,225,798
                            due 6/1/2009 (Insured: ACA)
Utah                        (1.00%)
385,000                     Intermountain Power Agency Power Supply Revenue Series A, 5.20% due     A1/A+             393,978
                            7/1/2006 (ETM)*
355,000                     Intermountain Power Agency Power Supply Revenue Series A, 5.00% due     Aaa/AAA           356,129
                            7/1/2012 (Insured: MBIA) (ETM)*
4,000,000                   Intermountain Power Agency Power Supply Revenue Series A, 5.50% due     A1/A+             4,094,240
                            7/1/2013 (ETM)*
630,000                     Intermountain Power Agency Power Supply Revenue Series B, 0% due        A1/A+             626,617
                            7/1/2004 (ETM)*
370,000                     Intermountain Power Agency Power Supply Revenue Series B, 0% due        A1/A+             367,043
                            7/1/2004
500,000                     Intermountain Power Agency Utah Power Supply Series E, 6.25% due        Aaa/AAA           589,600
                            7/1/2009 (Insured: FSA)
1,500,000                   Salt Lake County Municipal Building, 5.50% due 10/1/2009                Aa1/AA+           1,722,660
675,000                     Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured:      Aaa/AAA           736,661
                            AMBAC)
510,000                     Utah Board Regents Auxiliary Systems & Student Fee Revenue Refunding    NR/AA             567,916
                            Series A, 5.00% due 5/1/2010
1,570,000                   Utah County Municipal Building Authority Lease Revenue, 5.00% due       Aaa/NR            1,760,378
                            11/1/2010 (Insured: AMBAC)
500,000                     Utah State University Hospital Board of Regents Revenue, 5.50% due      Aaa/AAA           531,520
                            8/1/2005 (Insured: AMBAC)
1,000,000                   Utah State University Hospital Board of Regents Revenue, 5.25% due      Aaa/AAA           1,109,810
                            8/1/2008 (Insured: MBIA)
890,000                     Utah Water Finance Agency Revenue Pooled Loan Financing Program         Aaa/NR            1,000,120
                            Series A, 5.00% due 10/1/2011 (Insured: FHA/VA)
Vermont                     (0.10%)
680,000                     Vermont Educational & Health Buildings Financing Agency Revenue,        NR/BBB            720,120
                            6.00% due 9/1/2006 (Northwestern Medical Center Project)
Virginia                    (1.60%)
1,010,000                   Alexandria Industrial Development Authority Revenue, 5.75% due          Aaa/AAA           1,141,846
                            10/1/2007 (Insured: AMBAC)
1,070,000                   Alexandria Industrial Development Authority Revenue, 5.75% due          Aaa/AAA           1,228,927
                            10/1/2008 (Insured: AMBAC)
1,130,000                   Alexandria Industrial Development Authority Revenue, 5.75% due          Aaa/AAA           1,314,653
                            10/1/2009 (Insured: AMBAC)
1,195,000                   Alexandria Industrial Development Authority Revenue, 5.75% due          Aaa/AAA           1,400,528
                            10/1/2010 (Insured: AMBAC)
4,000,000                   Capital Region Airport Commission Refunding Series B, 8.125% due        Aaa/AAA           4,212,800
                            7/1/2014 (Insured: AMBAC)
1,500,000                   Chesterfield County Industrial Development, 5.50% due 10/1/2009         A3/BBB+           1,624,485
                            (Vepco Project)
2,075,000                   Fairfax County Economic Development Authority Lease Revenue, 5.30%      Aa1/AA+           2,107,723
                            due 5/15/2004 (Government Center Project)
530,000                     Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007           Aa2/AA            534,097
500,000                     Hampton Hospital Facilities Revenue Series A, 5.00% due 11/1/2005       Aa2/AA            529,890
3,000,000                   Hampton Redevelopment Housing Authority Multi Family Housing            Baa1/A-1          3,043,500
                            Refunding Series 1994, 7.00% due 7/1/2024 put 7/1/2004 (Chase Hampton
                            Apartments Project; LOC: Credit Suisse)
1,460,000                   Norton Industrial Development Authority Hospital Revenue Refunding      NR/A              1,644,018
                            Improvement, 5.75% due 12/1/2012 (Norton Community Hospital Project;
                            Insured: ACA)
3,000,000                   Suffolk Redevelopment Housing Authority Refunding, 1.00% due 7/1/2031   Aaa/NR            3,242,520
                            put 7/1/2011 (Windsor at Potomac Project; Collateralized: FNMA)
Washington                  (5.10%)
1,000,000                   Conservation & Renewable Energy Systems  Revenue Refunding, 5.00% due   Aa1/AA-           1,095,690
                            10/1/2007 (Washington Conservation Project)
2,000,000                   Energy Northwest Washington Electric Revenue Refunding Series A,        Aaa/AAA           2,251,040
                            5.375% due 7/1/2013 (Project Number 1; Insured: FSA)
1,675,000                   Energy Northwest Washington Revenue Series A, 4.75% due 7/1/2007        A3/A-             1,762,016
                            (Wind Project)
1,760,000                   Energy Northwest Washington Wind Project Revenue Series A, 4.95% due    A3/A-             1,863,893
                            7/1/2008
705,000                     Energy Northwest Washington Wind Project Revenue Series B, 4.95% due    A3/A-             746,616
                            7/1/2008
785,000                     Energy Northwest Washington Wind Project Revenue Series B, 5.20% due    A3/A-             828,167
                            7/1/2010
650,000                     Grant County Priest Rapids Hydroelectric, 6.00% due 1/1/2006            Aaa/AAA           704,867
                            (Insured: AMBAC)
1,885,000                   King County School District 414 Lake Washington Refunding, 3.00% due    Aa1/AA            1,918,270
                            12/1/2004
1,880,000                   Lewis County Public Utility District Refunding, 5.00% due 10/1/2007     Aa1/AA-           2,069,128
1,000,000                   Seattle Municipal Light & Power Revenue Refunding, 4.75% due 7/1/2007   Aaa/AAA           1,088,620
                            (Insured: FSA)
5,000,000                   Seattle Municipal Light & Power Revenue Refunding & Improvement,        Aaa/AAA           5,435,550
                            5.00% due 11/1/2006
1,000,000                   Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2005 (Insured:   Aaa/AAA           1,061,900
                            AMBAC)
1,000,000                   Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006 (Insured:   Aaa/AAA           1,083,090
                            AMBAC)
1,000,000                   Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007 (Insured:   Aaa/AAA           1,106,190
                            AMBAC)
2,150,000                   Spokane Washington Refunding, 5.00% due 12/15/2009                      A2/BBB            2,304,004
2,430,000                   Spokane Washington Refunding, 5.00% due 12/15/2010                      A2/BBB            2,575,047
550,000                     Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006         Aa1/AA-           577,709
                            (Tacoma Public Utilities Project)
800,000                     University of Washington Alumni Association Lease Revenue Refunding,    Aaa/AAA           816,704
                            4.50% due 8/15/2004 (University of Washington Medical Center Project;
                            Insured: MBIA)
900,000                     University of Washington Alumni Association Lease Revenue Refunding,    Aaa/AAA           943,488
                            4.50% due 8/15/2005 (University of Washington Medical Center Project;
                            Insured: MBIA)
1,000,000                   University of Washington Alumni Association Lease Revenue Refunding,    Aaa/AAA           1,080,670
                            5.00% due 8/15/2006 (University of Washington Medical Center Project;
                            Insured: MBIA)
1,100,000                   University of Washington Alumni Association Lease Revenue Refunding,    Aaa/AAA           1,207,492
                            5.00% due 8/15/2007 (University of Washington Medical Center Project;
                            Insured: MBIA)
1,500,000                   Washington Health Care Facilities, 5.50% due 12/1/2009 (Providence      Aaa/AAA           1,706,400
                            Services Project; Insured: MBIA)
900,000                     Washington Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)       Aaa/AAA           1,023,723
2,500,000                   Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011   Aaa/AAA           2,733,425
                            (Insured: FSA)
1,140,000                   Washington Public Power Supply System Refunding Revenue, 0% due         Aa1/AA-           993,510
                            7/1/2008 (Nuclear Project Number 3)
1,655,000                   Washington Public Power Supply System Series 96-A, 6.00% due 7/1/2006   Aaa/AAA           1,823,330
                            (Insured: MBIA)
1,000,000                   Washington Public Power Supply Systems, 6.00% due 7/1/2008 (Nuclear     Aaa/AAA           1,148,550
                            Project Number 1; Insured: AMBAC)
3,445,000                   Washington Public Power Supply Systems Refunding Series B, 0% due       Aa1/AA-           3,421,919
                            7/1/2004 (Nuclear Project Number 3)
1,810,000                   Washington Public Power Supply Systems Revenue Refunding Series A,      Aaa/AAA           1,994,095
                            6.00% due 7/1/2006 (Nuclear Project Number 2; Insured: AMBAC)
1,000,000                   Washington Public Power Supply Systems Revenue Refunding Series A,      Aaa/AAA           1,108,690
                            5.10% due 7/1/2010 (Nuclear Project Number 2; Insured: FSA)
830,000                     Washington Public Power Supply Systems Revenue Refunding Series B, 0%   Aa1/AA-           723,345
                            due 7/1/2008 (Nuclear Project Number 3)
1,000,000                   Washington State Health Care Facilities Authority Revenue, 4.00% due    Aaa/AAA           1,037,700
                            7/1/2005 (Overlake Hospital Medical Center Project; Insured: MBIA)
5,075,000                   Washington State Motor Vehicle Fuel Tax Series B, 5.00% due 7/1/2007    Aaa/AAA           5,570,929
                            (Insured: FGIC)
1,000,000                   Washington State Public Power Supply Systems Nuclear Project Number 2   Aa1/AA-           1,051,470
                            Revenue Refunding Series A, 4.90% due 7/1/2005
5,000,000                   Washington State Public Power Supply Systems Revenue Refunding Series   Aaa/AAA           5,549,200
                            A, 6.00% due 7/1/2007 (Nuclear Project Number 1; Insured: AMBAC)
6,810,000                   Washington State Series A, 5.00% due 7/1/2008 (Insured: FGIC)           Aaa/AAA           7,557,942
West Virginia               (0.30%)
520,000                     Harrison County Nursing Facility Revenue Refunding, 5.625% due          NR/NR             524,727
                            9/1/2010 (Salem Health Care Corp. Project; LOC: Fleet Bank)
172,249                     Marion County SFMR Series 1992, 7.75% due 7/10/2011                     NR/NR             174,977
1,500,000                   Pleasants County Pollution Control Revenue, 4.70% due 11/1/2007         Aaa/AAA           1,640,730
                            (Monongahela Power Co. Project; Insured: AMBAC)
2,000,000                   West Virginia Statewide Commission Lottery Revenue Series 1997-A,       Aaa/AAA           2,122,220
                            5.50% due 7/1/2005 (Insured: MBIA)
Wisconsin                   (1.10%)
1,500,000                   Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens Illinois   B1/BB+            1,811,985
                            Waste Project) (ETM)*
3,325,000                   Milwaukee Wisconsin, 5.00% due 3/15/2005                                Aa2/AA            3,475,623
500,000                     Transportation Revenue Series A, 5.50% due 7/1/2012 pre-refunded        Aa3/AA-           578,115
                            7/1/2010
800,000                     Wisconsin State Health & Educational Facilities Authority, 5.90% due    Aaa/AAA           856,112
                            8/15/2005 (Wheaton Franciscan Services Inc. Project; Insured: MBIA)
2,000,000                   Wisconsin State Health & Educational Facilities Authority Revenue,      Aaa/AAA           2,270,060
                            6.00% due 8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)
1,000,000                   Wisconsin State Health & Educational Facilities Authority Revenue       Aaa/AAA           1,043,890
                            Series A, 4.00% due 2/15/2006 (Gundersen Lutheran Hospital Project;
                            Insured: FSA)
1,000,000                   Wisconsin State Health & Educational Facilities Authority Revenue       Aaa/AAA           1,083,540
                            Series A, 5.00% due 2/15/2007 (Gundersen Lutheran Hospital Project;
                            Insured: FSA)
1,860,000                   Wisconsin State Health & Educational Facilities Authority Revenue       Aaa/AAA           2,051,896
                            Series A, 5.00% due 2/15/2009 (Gundersen Lutheran Hospital Project;
                            Insured: FSA)
1,250,000                   Wisconsin State Health & Educational Series A, 5.00% due 2/15/2008      Aaa/AAA           1,369,850
                            (Gundersen Lutheran Hospital Project)
Wyoming                     (0.30%)
1,615,000                   West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured:       NR/A              1,732,556
                            ACA)
2,500,000                   Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                        NR/AA-            2,081,850
Municipal Trust Certs.      (0.40%)
5,600,000                   Municipal Tax Exempt Trust Certificate Class A1 to A5, 4.60% due        NR/AAA            5,684,839
                            8/6/2008 (Insured: AMBAC)

                            TOTAL INVESTMENTS  (100%) (Cost $1,316,666,902)                                     $ 1,376,874,318

+ Credit ratings are unaudited.
* Escrowed to maturity
See notes to financial statements.



Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 2003

LIMITED TERM MUNICIPAL FUND - NATIONAL PORTFOLIO
Index Comparison
Compares performance of Limited Term Municipal Fund - National Portfolio, the Lehman Brothers Five-Year General Obligation Bond Index and the Consumer Price Index for the periods ended December 31, 2003. On December 31, 2003, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.3 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Municipal Fund - National Portfolio Class A Total Returns, Since September 30, 1984, versus Lehman Brothers Five Year GO Index and Consumer Price Index (CPI)


         Date         LTMFX          Lehman 5 Yr GO Index     CPI

        Sep-84       9,850.00               $10,000.00    $10,000.00
        Dec-84      10,034.13               $10,447.95    $10,150.62
        Dec-85      11,345.97               $11,740.95    $10,564.03
        Dec-86      12,604.06               $13,447.32    $10,701.52
        Dec-87      13,126.67               $13,856.92    $11,204.24
        Dec-88      14,162.72               $14,600.64    $11,649.04
        Dec-89      15,266.23               $15,881.46    $12,171.84
        Dec-90      16,255.99               $17,034.27    $12,947.95
        Dec-91      17,655.91               $18,951.73    $13,355.02
        Dec-92      19,022.47               $20,358.92    $13,747.40
        Dec-93      20,698.89               $22,098.93    $14,123.14
        Dec-94      20,392.84               $21,793.53    $14,465.76
        Dec-95      22,426.25               $24,326.98    $14,861.14
        Dec-96      23,315.94               $25,451.81    $15,374.33
        Dec-97      24,591.79               $27,101.90    $15,653.32
        Dec-98      25,771.34               $28,686.17    $15,921.44
        Dec-99      25,857.69               $29,094.18    $16,305.73
        Dec-00      27,618.10               $31,335.37    $16,846.34
        Dec-01      28,950.07               $33,276.56    $17,106.43
        Dec-02      31,092.52               $36,358.93    $17,745.17
        Dec-03      32,103.97               $37,860.82    $18,098.59




Class A Shares Average Annual Total Returns
(at max. offering price) (year ended 12/31/03)
One year:                  1.72%
Five years:                4.17%
Ten years:                 4.33%
Fifteen years:             5.50%
From inception (9/28/84):  6.24%

Thornburg Limited Term Municipal Fund - National Portfolio Class C Total Returns, Since September 1, 1994, versus Lehman Brothers Five Year GO Index and Consumer Price Index (CPI)

Date                LTMCX        Lehman 5 Yr GO Index     CPI
        Aug-94   $10,000.00          $10,000.00       $10,000.00
        Dec-94    $9,857.77           $9,892.55       $10,060.13
        Dec-95   $10,786.37          $11,042.54       $10,335.10
        Dec-96   $11,160.80          $11,553.12       $10,691.99
        Dec-97   $11,722.85          $12,302.13       $10,886.01
        Dec-98   $12,234.07          $13,021.27       $11,072.48
        Dec-99   $12,209.36          $13,206.47       $11,339.73
        Dec-00   $13,003.70          $14,223.79       $11,715.69
        Dec-01   $13,586.62          $15,104.94       $11,896.57
        Dec-02   $14,547.17          $16,504.09       $12,340.77
        Dec-03   $14,978.26          $17,185.83       $12,586.56




Class C Shares Average Annual Total Returns
(year ended 12/31/03)
One year:                  2.46%
Five years:                4.13%
From inception (9/1/94):   4.42%

         The Consumer Price Index (CPI) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

         The Lehman Brothers Five-Year General Obligation Bond Index is a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years.

Thornburg limited term municipal fund national portfolio - a shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund - National Portfolio to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund--National Portfolio took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 12/31/93 through 12/31/03 (after sales charges and fund expenses)

Lipper Tax-exempt
Money Market Index                  $2,883

Thornburg Limited Term Municipal Fund -
Nat'l Portfolio A Shares
(after capital gains taxes)         $5,229

The chart above is for the Fund's Class A shares only. Class C and Class I shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years, ten years, fifteen years, and since inception for Class A and one year, three years, five years, and since inception for Class C shares of the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class A shares of Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.96 per share and the ending NAV at $13.93 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal Fund - National Portfolio representing appreciation of the share price is assumed to be taxed at a 15% Federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal Fund - National Portfolio invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A shares of LTMFX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis
assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund - National Portfolio also declares dividends daily and pays them monthly.

Note 5: An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

         The Lipper Tax-Exempt Money Market Funds Index is the average of the 30 largest funds in the Lipper Tax-Exempt Money Market Fund Category. These funds invest in high quality municipal obligations with dollar-weighted average maturities of less than 90 days. Tax-exempt money market funds intend to keep a constant net asset value.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.


Thornburg Limited Term Municipal Fund National Portfolio - I shares

Semi-Annual Report
December 31, 2003

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
         ALL DATA AS OF 12/31/03.

  FUND FACTS:  Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                          I Shares

Annualized Distribution Rate (at NAV)       3.22%

SEC Yield                                   2.13%

NAV                                       $13.93

Maximum Offering Price                    $13.93

         TOTAL RETURNS:    (Annual Average)

One Year                                   3.53%

Three Years                                5.52%

Five Years                                 4.87%

Since Inception                            5.24%

Inception Date                            7/5/96



The investment return and principal value of an investment in the Fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Minimum investments for the I-share class are higher than those for other classes. There is no up front sales charge for this class of shares.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total daily dividend distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund's NAV and current distributions.


Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
January 21, 2003

Dear Fellow Shareholder:

I am pleased to present your semi-annual report for your National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the I shares decreased by 8 cents to $13.93 during the six-month period ending December 31, 2003. If you were with us for the entire period, you received dividends of 22.5 cents per share. If you reinvested dividends, you received 22.7 cents per share.

Market interest rates for municipal bonds -- and therefore bond prices -- were rather volatile in 2003. For instance, the market yield for a five-year high quality municipal bond ranged between a low of 1.90% and a high of 2.89%. Most of the volatility was seen during the summer as the market bounced between fears of deflation and inflation. In the end, bond yields finished the year slightly below the point at which they began the year, and most intermediate bond prices rose slightly.

Putting income and the change in price together, the A shares of your Fund produced a total return of 3.25% in 2003, assuming a beginning-of-the-year investment at the Fund's net asset value. The Lehman Brothers Five-Year General Obligation Bond Index produced a 4.19% total return over the same period. Interest rates moved slightly lower over the course of the year, allowing longer duration bonds to generally outperform shorter duration bonds. Since your Fund kept a shorter duration than the index and allocated a large percentage of its portfolio to short-term bonds, its return fell short of the index return. We have kept our duration shorter than the index thus far in 2004, because we believe doing so will help the Fund's performance relative to the index if interest rates rise.

As we look forward, it seems that the U.S. economy is growing rapidly and starting to absorb some of its excess capacity: Witness 8.2% growth in the third quarter and market expectations of 4% fourth quarter growth. Consumer spending, corporate investment, and exports are all showing healthy gains.

The Federal Government is clearly following expansionist fiscal and monetary policies. Government spending, particularly for health care and defense, is eclipsing old records. The Federal Reserve Board has now held the real Federal Funds rate (defined as the nominal rate minus inflation) below zero for the past 16 months.

There will be a much heavier calendar of Treasury bond issuance going forward. Estimates for the next year range between $800 billion and $1 trillion. These levels are close to twice the amount of bonds issued in recent years. Our country has become dependent on large quantities of foreign net investment to support its currency. Because of low interest rates and other factors, cash flows from overseas have slowed recently. If this trend continues, we will either have to live with a weaker dollar (which may push up inflation), or make our markets more attractive to foreign buyers.

Headline inflation is still fairly subdued, but pricing pressures clearly are building. The Core Consumer Price Index is up only 1.1% over the last year, but the Crude Materials Producer Price Index is up 18%. Some commodity prices, such as gold, natural gas and copper are showing even more rapid gains.

If we put
these and other factors together, we must conclude that the odds are skewed toward continued robust economic growth and higher interest rates by the end of 2004. However, we believe that the pressures may take some more time to build and, in the meantime, bond prices are holding up well.

If interest rates do rise, the market price of most bonds will decline. Remember though, that short and intermediate bonds, such as those in the Thornburg Limited Term Municipal Fund, should not decline in price as much as long-term bonds. Furthermore, as the bonds in your Fund move closer to maturity, they should recover much, if not all, of their lost value. Most importantly, if interest rates go up we will be able to replace maturing bonds with higher yielding bonds, which will increase your Fund's returns over time. Thus, even though short-term market values may be negatively impacted, your Fund should benefit from rising interest rates over longer periods of time. Your National Portfolio of Thornburg Limited Term Municipal Fund is a laddered portfolio of over 650 municipal obligations from 49 states. Approximately 92% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund's weighted average maturity is 4.3 years. We always keep it to five years or less. As you know, we ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The chart below portrays the percentages of your Fund's bond portfolio maturing in each of the coming years.

We have talked about the states' fiscal crisis in previous updates. Recent data is pointing to the beginnings of a recovery in state and local tax revenues. Where belts have been tightened and/or taxes increased, small budget surpluses are occasionally showing up. In the few places where structural deficits have not been resolved, the increase in revenues is not enough. As ever, we are maintaining a high level of credit quality and diversification in your portfolio, and watching for any signs of potential credit deterioration.

Yields
on money market funds are showing no signs of recovering soon. As of late January, the average taxable money market fund was yielding 0.52%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.34% after taxes! To see how your Fund has performed relative to the money market fund averages, turn to the back of this report.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg Limited Term Municipal Fund.

           % of portfolio                 Cumulative %
           maturing within             maturing by end of
         1 years =         11%             year 1 = 11%
         1 to 2 years =    11%             year 2 = 22%
         2 to 3 years =    14%             year 3 = 36%
         3 to 4 years =    13%             year 4 = 49%
         4 to 5 years =    11%             year 5 = 60%
         5 to 6 years =    12%             year 6 = 72%
         6 to 7 years =     8%             year 7 = 80%
         7 to 8 years =     9%             year 8 = 89%
         8 to 9 years =     6%             year 9 = 95%
         over 9 years =     5%       over 9 years =100%

Sincerely,

George Strickland
Portfolio Manager


         Past performance cannot guarantee future results.
         The Consumer Price Index ("CPI") measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

         The Producer Price Index (PPI) is a family of indexes that measures the average change over time in selling process received by domestic producers of goods and services. The PPI tracks price changes for almost the entire output of domestic goods-producing sectors: agriculture, fisheries, mining, forestry, scrap, and manufacturing. The PPI sample includes approximately 25,000 establishments and provides close to 100,000 price quotes per month. The Department of Labor's Bureau of Labor Statistics publishes the PPI monthly.

         The Lehman Brothers Five-Year General Obligation Bond Index is a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years.

         Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio       December 31, 2003
(Unaudited)

ASSETS
Investments at value (cost $1,316,666,902) .......................   $ 1,376,874,318
Cash .............................................................            34,587
Receivable for investments sold ..................................        20,122,231
Receivable for fund shares sold ..................................         2,942,995
Interest receivable ..............................................        17,516,092
Prepaid expenses and other assets ................................            87,983

                  Total Assets ...................................     1,417,578,206

LIABILITIES
Payable for investments purchased ................................         4,110,117
Payable for fund shares redeemed .................................         1,784,080
Accounts payable and accrued expenses ............................           381,201
Payable to investment advisor (Note 3) ...........................           620,413
Dividends payable ................................................         3,375,336

                  Total Liabilities ..............................        10,271,147


NET ASSETS .......................................................   $ 1,407,307,059

NET ASSETS CONSIST OF:
         Net unrealized appreciation (depreciation) on investments   $    60,207,416
         Accumulated net realized gain (loss) ....................        (7,213,180)
         Net capital paid in on shares of beneficial interest ....     1,354,312,823

                                                                     $ 1,407,307,059
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
  ($1,039,075,484 applicable to 74,580,174 shares of beneficial
  interest outstanding - Note 4) .................................   $         13.93

Maximum sales charge, 1.50% of offering price ....................              0.21

Maximum Offering Price Per Share .................................   $         14.14

Class C Shares:
Net asset value and offering price per share*
  ($155,933,842 applicable to 11,171,855 shares of beneficial
  interest outstanding - Note 4) .................................   $         13.96

Class I Shares:
Net asset value, offering and redemption price per share
  ($212,297,733 applicable to 15,235,728 shares of beneficial
  interest outstanding - Note 4) .................................   $         13.93

 *Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
                                             Six Months Ended December 31, 2003
(Unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized of $7,211,539) ........  $ 26,302,664

EXPENSES:
Investment advisory fees (Note 3) ...............................     2,839,505
Administration fees (Note 3)
         Class A Shares .........................................       646,139
         Class C Shares .........................................        92,245
         Class I Shares .........................................        52,214
Distribution and service fees (Note 3)
         Class A Shares .........................................     1,292,277
         Class C Shares .........................................       737,962
Transfer agent fees
         Class A Shares .........................................       181,175
         Class C Shares .........................................        42,770
         Class I Shares .........................................        22,535
Registration and filing fees
         Class A Shares .........................................        37,720
         Class C Shares .........................................         7,406
         Class I Shares .........................................         7,682
Custodian fees (Note 3) .........................................       258,306
Professional fees ...............................................        50,630
Accounting fees .................................................        48,150
Director fees ...................................................        29,290
Other expenses ..................................................       120,521

                  Total Expenses ................................     6,466,527
Less:
         Distribution and service fees waived (Note 3) ..........      (368,981)
         Fees paid indirectly (Note 3) ..........................        (3,135)

                  Net Expenses ..................................     6,094,411

                  Net Investment Income .........................    20,208,253

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold ....................       (23,946)
Increase (Decrease) in unrealized appreciation of investments ...    (7,111,734)

                  Net Realized and Unrealized
                           Gain (Loss) on Investments ...........    (7,135,680)

                  Net Increase (Decrease) in Net Assets Resulting
                           From Operations ......................  $ 13,072,573

See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                                               Six Months Ended        Year Ended
                                                                December 31, 2003     June 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income .......................................   $    20,208,253    $    36,971,587
Net realized gain (loss) on investments sold ................           (23,946)           877,102
Increase (Decrease) in unrealized appreciation of investments        (7,111,734)        28,100,206

                  Net Increase (Decrease) in Net Assets
                           Resulting from Operations ........        13,072,573         65,948,895

DIVIDENDS TO SHAREHOLDERS:
From net investment income ..................................
         Class A Shares                                             (14,917,930)       (28,771,058)
         Class C Shares .....................................        (1,922,840)        (2,645,994)
         Class I Shares .....................................        (3,367,483)        (5,554,535)

FUND SHARE TRANSACTIONS (NOTE 4):
         Class A Shares .....................................        45,579,784        190,903,532
         Class C Shares .....................................        19,090,656         78,064,848
         Class I Shares .....................................        15,967,683         69,803,156

                  Net Increase (Decrease) in Net Assets .....        73,502,443        367,748,844

NET ASSETS:
         Beginning of period ................................     1,333,804,616        966,055,772

         End of period ......................................   $ 1,407,307,059    $ 1,333,804,616


See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 2003

NOTE 1 - ORGANIZATION
Thornburg Limited Term Municipal Fund, Inc. (the "Company") was incorporated in Maryland on February 14, 1984. The Company was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Fund") and California Portfolio. The Company is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that
(i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain registration and transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Company are as follows:
Valuation of Investments: In determining the net asset value of the Fund, the Company utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Company under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Company to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Company may engage in when-issued or delayed delivery transactions. To the extent the Company engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Fund and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Company makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Company has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid by check. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown. However, based on experience, the Company expects the risk of loss to be remote.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the "Advisor") serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the period ended December 31, 2003, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Company also has an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares.

The Company has an Underwriting Agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the period ended December 31, 2003, the Distributor has advised the Fund that it earned commissions aggregating $11,037 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $40,319 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Company may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Company has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Company compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the period ended December 31, 2003, are set forth in the statement of operations.

The Company has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended December 31, 2003 fees paid indirectly were $3,135.

Certain officers and directors of the Company are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated directors is borne by the Company.


NOTE  4 - SHARES OF BENEFICIAL INTEREST
At December 31, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         Six Months Ended                     Year Ended
                                         December 31, 2003                  June 30, 2003

                                         Shares         Amount            Shares         Amount
Class A Shares
Shares sold ....................      11,235,740    $ 155,751,122       24,734,784    $ 343,160,230
Shares issued to shareholders in
   reinvestment of dividends ...         579,339        8,030,619        1,359,442       18,874,006
Shares repurchased .............      (8,518,509)    (118,201,957)     (12,329,726)    (171,130,704)

Net Increase (Decrease) ........       3,296,570    $  45,579,784       13,764,500    $ 190,903,532

Class C Shares
Shares sold ....................       2,696,854    $  37,468,236        7,145,702    $  99,350,605
Shares issued to shareholders in
   reinvestment of dividends ...          79,334        1,102,028          135,892        1,892,308
Shares repurchased .............      (1,403,124)     (19,479,608)      (1,670,144)     (23,178,065)

Net Increase (Decrease) ........       1,373,064    $  19,090,656        5,611,450    $  78,064,848

Class I Shares
Shares sold ....................       3,953,123    $  54,834,968        7,667,976    $ 106,488,989
Shares issued to shareholders in
   reinvestment of dividends ...         161,313        2,236,696          309,747        4,303,264
Shares repurchased .............      (2,961,340)     (41,103,981)      (2,952,400)     (40,989,097)

Net Increase (Decrease) ........       1,153,096    $  15,967,683        5,025,323    $  69,803,156

NOTE 5 - SECURITIES TRANSACTIONS
For the period ended December 31, 2003, the Fund had purchase and sale transactions (excluding short-term securities) of $257,081,904 and $113,281,135, respectively.

NOTE 6 - INCOME TAXES
At December 31, 2003, information on the tax components of capital is as follows:
Cost of investments for tax purposes            $    1,316,673,360

Gross unrealized appreciation on a
   tax basis                                    $       60,539,513
Gross unrealized depreciation on a
   tax basis                                              (325,639)
Net unrealized appreciation (depreciation)
   on investments (tax basis)                   $       60,213,874

At December 31, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:

         2004              $        2,669,769
         2008                       1,088,098
         2009                       3,565,103
                           $        7,322,970

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio


                                                                                      Year Ended June 30,
                                                         Six Months
                                                           Ended
                                                    December 31, 2003    2003      2002       2001      2000       1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .................   $   14.01  $   13.65  $   13.44  $   13.06  $   13.26  $  13.51

Income from investment operations:
    Net investment income ............................        0.23       0.49       0.57       0.63       0.63      0.64
    Net realized and unrealized
      gain (loss) on investments .....................       (0.08)      0.36       0.21       0.38      (0.20)    (0.25)

Total from investment operations .....................        0.15       0.85       0.78       1.01       0.43      0.39

Less dividends from:
    Net investment income ............................       (0.23)     (0.49)     (0.57)     (0.63)     (0.63)    (0.64)

Change in net asset value ............................       (0.08)      0.36       0.21       0.38      (0.20)    (0.25)

Net asset value, end of period .......................   $   13.93  $   14.01  $   13.65  $   13.44  $   13.06  $  13.26

Total return (a) .....................................        1.05%      6.36%      5.91%      7.91%      3.37%     2.87%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                                     3.22%(b)   3.54%      4.18%      4.75%      4.84%     4.71%
    Expenses, after expense reductions                        0.56%(b)   0.58%      0.60%      0.60%      0.60%     0.60%
    Expenses, after expense reductions
      and net of custody credits                              0.56%(b)   0.58%      0.60%        -          -         -
    Expenses, before expense reductions                       0.56%(b)   0.58%      0.62%      0.65%      0.62%     0.61%

Portfolio turnover rate                                       8.55%     15.81%     19.59%     25.37%     33.65%    22.16%

Net assets at end of period (000)                        $  212,298  $ 197,367  $ 123,652  $  86,160   $ 76,470  $ 81,326

(a) Not annualized for periods less than one year.
(b) Annualized.


Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
CUSIPS: CLASS A - 532-723-103, CLASS C - 532-723-509, CLASS I - 532-723-806
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX

Principal                                                                                       Credit Rating
 Amount                     Issuer-Description                                                   Moody's/S&P          Value

Alabama                     (1.30%)
2,000,000                   Alabama State Public School & College Authority, 4.375% due 8/1/2004    Aa3/AA            $2,038,320
980,000                     Birmingham General Obligation, 7.25% due 7/1/2004 (ETM)*                NR/NR             1,010,321
5,460,000                   Huntsville Health Care Series A, 4.65% due 6/1/2024 put 6/1/2005        Aaa/AAA           5,673,704
                            (Insured: MBIA)
1,000,000                   Morgan County Decatur Health Care Authority Hospital Revenue, 6.10%     NR/AAA            1,026,530
                            due 3/1/2007 (Insured: Connie Lee)
1,920,000                   Scottsboro Industrial Development Board Refunding, 5.25% due 5/1/2009   NR/NR             1,966,541
                            (LOC: PNC Bank)
500,000                     Shelby County Series A, 7.20% due 8/1/2005 (Insured: MBIA) (ETM)*       Aaa/AAA           502,400
5,000,000                   Wilsonville Industrial Development Board Pollution Control Revenue      Aaa/AAA           5,275,150
                            Refunding, 1.00% due 6/1/2019 put 6/1/2006 (Southern Electric Gaston
                            Project; Insured: AMBAC)
Alaska                      (0.10%)
2,070,000                   North Slope Borough Alaska, 0% due 6/30/2006 (Insured: MBIA)            Aaa/AAA           1,968,611
Arizona                     (1.00%)
2,500,000                   Arizona State Transportation Board Grant Anticipation Notes Series A,   Aa3/AA-           2,800,200
                            5.00% due 7/1/2009
2,250,000                   Arizona State Transportation Board Highway Revenue Subordinated         Aa2/AA            2,333,385
                            Series A Refunding, 4.875% due 7/1/2007
650,000                     Maricopa County Arizona School District 97, 5.50% due 7/1/2008          Aaa/NR            736,060
                            (Insured: FGIC)
3,200,000                   Maricopa County Industrial Development Authority Multi Family Housing   NR/AAA            3,544,128
                            Revenue Series A, 6.50% due 10/1/2025 pre-refunded 10/1/2005 @ 102
1,000,000                   Maricopa County School District 008, 7.50% due 7/1/2008 (Insured:       Aaa/AAA           1,213,700
                            MBIA)
1,000,000                   Maricopa County Unified School District Number 41 Gilbert Refunding,    Aaa/AAA           965,870
                            0% due 1/1/2006 (Insured: FGIC)
1,000,000                   Pima County Industrial Development Authority Education Revenue Series   Baa3/NR           1,017,840
                            C, 6.40% due 7/1/2013 (Arizona Charter Schools Project)
680,000                     Pima County Industrial Development Authority Industrial Revenue         Aaa/AAA           713,864
                            Refunding Lease Obligation A, 7.25% due 7/15/2010 (Insured: FSA)
500,000                     Tucson Water Revenue Series D, 9.75% due 7/1/2008                       Aa3/A+            653,380
Arkansas                    (0.90%)
2,000,000                   Conway Electric Revenue Refunding, 5.00% due 8/1/2007                   A2/NR             2,179,640
1,000,000                   Fayetteville Arkansas Sales & Use Tax Capital Improvement, 4.00% due    NR/AA-            1,035,520
                            6/1/2005
1,000,000                   Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due    NR/A              1,102,420
                            6/1/2010 (Regional Medical Center Project)
1,075,000                   Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due    NR/A              1,181,329
                            6/1/2011 (Regional Medical Center Project)
2,645,000                   Little Rock Hotel & Restaurant Gross Receipts Tax Refunding, 7.125%     A3/NR             3,119,936
                            due 8/1/2009
1,735,000                   Rogers Sales & Use Tax Revenue, 6.00% due 11/1/2007                     A1/AA-            1,806,048
1,545,000                   Rogers Sales & Use Tax Revenue Refunding & Improvement Series A,        Aaa/AAA           1,646,429
                            4.25% due 9/1/2006 (Insured: FGIC)
California                  (3.00%)
1,350,000                   Bay Area Government Association Rapid Transit, 5.00% due 6/15/2008      Aaa/AAA           1,354,239
                            (Insured: AMBAC)
5,710,000                   Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009     Aaa/AAA           5,801,303
                            (Insured: AMBAC)
2,100,000                   California State Department of Water Resources Power Supply Revenue     VMIG1/A1+         2,100,000
                            Series B-5, 1.26% due 5/1/2022 put 1/2/2004 (LOC: Bayerische &
                            Westdeutsche Landesbank) (daily demand notes)
2,600,000                   California State Department of Water Resources Power Supply Series A,   A3/BBB+           2,907,138
                            5.50% due 5/1/2012
2,550,000                   California State Department of Water Resources Power Supply Series A,   A3/BBB+           2,927,935
                            6.00% due 5/1/2013
3,660,000                   Central Valley Financing Authority Revenue, 6.00% due 7/1/2009          NR/BBB            3,789,747
                            (Carson Ice Project)
1,700,000                   Fairfield Water Revenue Refunding, 5.25% due 4/1/2012 (Insured:         Aaa/AAA           1,810,211
                            AMBAC)
800,000                     Metropolitan Water District Southern California Waterworks Revenue      VMIG1/A1+         800,000
                            Series C-1, 1.25% due 7/1/2036 put 1/2/2004 (daily demand notes)
7,600,000                   Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)    Aaa/AAA           7,770,392
5,200,000                   Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)    Aaa/AAA           5,583,864
3,000,000                   San Jose Financing Authority Lease Revenue Series D, 5.00% due          Aaa/AAA           3,223,770
                            6/1/2039 mandatory put 6/1/2006 (Civic Center Project; Insured:
                            AMBAC)
1,380,000                   Torrance Hospital Revenue Series A, 7.10% due 12/1/2015 (Little Co.     NR/AAA            1,511,473
                            of Mary Hospital Project)
2,300,000                   Tulare Local Health Care District Health Facility Revenue, 1.30% due    VMIG1/NR          2,300,000
                            12/1/2032 put 1/2/2004 (LOC: U.S. Bank National Association) (daily demand notes)
Colorado                    (3.50%)
1,500,000                   Adams County Communication Center Series A, 4.75% due 12/1/2006         Baa1/NR           1,571,460
1,000,000                   Adams County School District 012  Series A, 4.375% due 12/15/2007       Aa3/AA-           1,084,090
7,210,000                   Central Platte Valley Metropolitan District Refunding Series A, 1.00%   NR/A1+            7,856,449
                            due 12/1/2031 put 12/1/2009 (LOC: US Bank)
1,950,000                   Colorado Department Transport Revenue Anticipation Notes, 6.00% due     Aaa/AAA           2,247,706
                            6/15/2008 (Insured: AMBAC)
1,000,000                   Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008          NR/BBB+           1,072,760
                            (Nashville Public Radio Project)
5,705,000                   Colorado Health Facilities Authority Revenue Catholic Health            Aa2/A1+           6,218,279
                            Initiatives, 5.00% due 9/1/2007
515,000                     Colorado Health Facilities Authority Revenue Catholic Health            Aa2/A1+           568,349
                            Initiatives A, 5.375% due 12/1/2009
320,000                     Colorado Housing Finance Authority, 5.25% due 10/1/2007                 A1/AA+            322,397
2,230,000                   Colorado Springs Utilities Revenue Systems Subordinated Lien            Aa2/AA            2,377,381
                            Refunding & Improvement Series A, 5.00% due 11/15/2005
500,000                     Denver City & County Certificates of Participation Series A, 5.50%      Aaa/AAA           543,515
                            due 5/1/2006 (Insured: MBIA)
2,650,000                   Denver City & County Certificates of Participation Series B, 5.00%      Aa2/AA            2,929,760
                            due 12/1/2010
3,335,000                   Denver Convention Center Senior Series A, 5.00% due 12/1/2011           Aaa/AAA           3,741,403
1,820,000                   Dove Valley Metropolitan District Arapahoe County, Series B, 3.30%      NR/A1+            1,876,784
                            due 11/1/2025 put 11/1/2005 @100 (LOC: BNP Paribas)
500,000                     El Paso County School District General Obligation 20 Series B, 8.25%    Aa3/NR            533,550
                            due 12/15/2004 (State Aid Withholding)
2,175,000                   Highlands Ranch Metro District 2 General Obligation, 6.00% due          Aaa/AAA           2,223,285
                            6/15/2004 (Insured: FSA)
1,000,000                   Lakewood Certificates of Participation, 4.40% due 12/1/2008 (Insured:   Aaa/AAA           1,086,890
                            MBIA)
6,000,000                   Plaza Metropolitan District 1 Revenue, 7.60% due 12/1/2016 (Public      NR/NR             6,049,500
                            Improvement Fee/Tax Increment Project)
1,000,000                   Regional Transportation District of Colorado Series A, 5.00% due        Aaa/AAA           1,118,630
                            6/1/2009 (Transit Vehicles Project; Insured: AMBAC)
1,000,000                   Section 14 Metropolitan District Jefferson Refunding Series A, 6.20%    NR/AA-            1,044,240
                            due 12/1/2013 (LOC: US Bank Trust)
1,150,000                   Superior Metropolitan District 1 Variable Refunding & Improvement       NR/AA-            1,186,283
                            Series A, 1.00% due 12/1/2020 put 12/1/2004 (LOC: BNP)
2,725,000                   Westminister Multi Family Housing Revenue Series 1995, 5.95% due        NR/AA             2,766,692
                            9/1/2015 put 9/1/2006 (Semper Village Apartments Project; Insured:
                            AXA)
Connecticut                 (0.40%)
1,325,000                   Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)      Aaa/AAA           1,443,906
800,000                     Bridgeport Prerefunded Series A, 6.00% due 3/1/2005 (Insured: AMBAC)    Aaa/AAA           844,608
885,000                     Bridgeport Unrefunded Balance Series A, 6.00% due 3/1/2005 (Insured:    Aaa/AAA           933,117
                            AMBAC)
690,000                     Capitol Region Education Council, 6.375% due 10/15/2005                 NR/BBB            734,919
2,010,000                   New Haven Connecticut, 3.00% due 11/1/2004 (Insured: FGIC)              Aaa/AAA           2,042,240
Delaware                    (0.40%)
2,000,000                   Delaware State Health Facilities Authority Revenue, 6.25% due           Aaa/AAA           2,111,760
                            10/1/2006 (Insured: MBIA) (ETM)*
1,370,000                   Delaware State Health Facilities Authority Revenue Nanticoke Series     NR/AA             1,509,658
                            A, 5.25% due 5/1/2012 (Memorial Hospital Project; Insured: Radian)
1,445,000                   Delaware State Health Facilities Authority Revenue Nanticoke Series     NR/AA             1,574,313
                            A, 5.25% due 5/1/2013 (Memorial Hospital Project; Insured: Radian)
District of Columbia        (3.50%)
745,000                     District of Columbia, 5.50% due 6/1/2004 (Insured: FSA)                 Aaa/AAA           758,611
1,915,000                   District of Columbia, 5.50% due 6/1/2008 (Insured: AMBAC)               Aaa/AAA           2,158,895
1,000,000                   District of Columbia Certificates of Participation, 5.00% due           Aaa/AAA           1,099,400
                            1/1/2008 (Public Safety & Emergency Project)
5,950,000                   District of Columbia Certificates of Participation, 5.25% due           Aaa/AAA           6,597,657
                            1/1/2013 (Insured: AMBAC)
4,430,000                   District of Columbia Hospital Revenue, 5.70% due 8/15/2008 (Medlantic   Aaa/AAA           4,936,748
                            Healthcare Project; Insured: MBIA) (ETM)*
1,500,000                   District of Columbia Hospital Revenue Refunding, 5.10% due 8/15/2008    Aaa/AAA           1,652,655
                            (Medlantic Healthcare Group A Project; Insured: MBIA) (ETM)*
2,825,000                   District of Columbia Refunding Series B-1, 5.20% due 6/1/2004           Aaa/AAA           2,873,110
                            (Insured: AMBAC)
1,250,000                   District of Columbia Refunding Series C, 5.00% due 6/1/2007 (Insured:   Aaa/AAA           1,361,250
                            XLCA)
1,330,000                   District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic            Aaa/AAA           1,428,127
                            Healthcare Project; Insured: MBIA) (ETM)*
500,000                     District of Columbia Revenue, 5.50% due 10/1/2005                       Aaa/AAA           534,315
500,000                     District of Columbia Revenue, 6.00% due 1/1/2007 (American Assoc. for   Aaa/AAA           555,790
                            Advancement of Science Project; Insured: AMBAC)
1,000,000                   District of Columbia Revenue, 6.00% due 1/1/2009 (American Assoc. for   Aaa/AAA           1,151,870
                            Advancement of Science Project; Insured: AMBAC)
4,700,000                   District of Columbia Series A, 5.50% due 6/1/2009 (Insured: MBIA)       Aaa/AAA           5,357,624
2,000,000                   District of Columbia Tax Capital Appreciation, 0% due 7/1/2009          Aaa/AAA           1,675,940
                            (Mandarin Oriental Project; Insured: FSA)
1,480,000                   District of Columbia Tax Capital Appreciation, 0% due 7/1/2012          Aaa/AAA           1,055,196
                            (Mandarin Oriental Project; Insured: FSA)
1,990,000                   District of Columbia Tax Revenue Capital Appreciation, 0% due           Aaa/AAA           1,499,962
                            7/1/2011 (Mandarin Oriental Project; Insured: FSA)
5,000,000                   District of Columbia Unrefunded Balance Series B, 5.75% due 6/1/2009    Aaa/AAA           5,762,200
                            (Insured: MBIA)
750,000                     Washington DC Convention Center Authority Dedicated Tax Revenue,        Aaa/AAA           813,038
                            5.00% due 10/1/2006 (Insured: AMBAC)
6,010,000                   Washington DC Convention Center Senior Lien, 5.00% due 10/1/2007        Aaa/AAA           6,610,038
Florida                     (4.10%)
5,000,000                   Broward County Resource Recovery Revenue Refunding, 5.375% due          A3/AA-            5,557,400
                            12/1/2009
1,000,000                   Capital Projects Finance Authority Student Housing, 5.50% due           Aaa/AAA           1,124,850
                            10/1/2012 (Capital Projects Student Housing; Insured: MBIA)
2,996,000                   Crossings at Fleming Island Community Development Refunding Series B,   Aaa/AAA           3,433,326
                            5.45% due 5/1/2010 (Insured: MBIA)
6,000,000                   Dade County Solid Waste Systems Special Obligation Revenue Refunding,   Aaa/AAA           6,830,040
                            6.00% due 10/1/2007 (Insured: AMBAC)
1,465,000                   Florida State Refunding, 6.00% due 7/1/2006 (Department of              Aa2/AA+           1,617,404
                            Transportation Right of Way Project)
1,000,000                   Hillsborough County Capital Improvement Program Revenue Refunding       Aaa/AAA           1,114,310
                            Junior Lien, 5.00% due 8/1/2008 (Criminal Justice Project; Insured:
                            FGIC)
2,450,000                   Hillsborough County Industrial Development Authority Pollution          VMIG1/A-3         2,487,142
                            Control Revenue Refunding, 4.00% due 5/15/2018 put 8/1/2007 (Tampa
                            Electric Co. Project)
5,000,000                   Jacksonville Electric St. John's River Park Systems Revenue Refunding   Aa2/AA            5,607,200
                            Issue-2 17th Series, 5.25% due 10/1/2012
1,910,000                   Miami Dade County School Board Certificates of Participation Series     Aaa/AAA           2,055,829
                            A, 5.00% due 5/1/2006 (Insured: MBIA)
1,000,000                   Miami Dade County School Board Certificates of Participation Series     Aaa/AAA           1,134,820
                            B, 5.50% due 5/1/2031 put 5/1/2011 (Insured: MBIA)
3,390,000                   Miami Dade County School Board Certificates of Participation Series     Aaa/AAA           3,737,441
                            C, 5.00% due 8/1/2007 (Insured: MBIA)
3,850,000                   Miami Dade County Special Housing Revenue Refunding, 5.80% due          A3/NR             3,853,272
                            10/1/2012
1,395,000                   Orange County Health Facilities Authority, 5.80% due 11/15/2009         A3/A              1,568,008
                            (Hospital Adventist Health System Project)
3,120,000                   Orange County Health Facilities Authority Revenue Refunding, 6.25%      Aaa/AAA           3,436,898
                            due 11/15/2008 (Hospital Adventist Health Systems Project; Insured:
                            AMBAC)
925,000                     Orange County Health Facilities Authority Revenue Unrefunded Balance    Aaa/AAA           1,056,951
                            Series A, 6.25% due 10/1/2007 (Orlando Regional Hospital Project;
                            Insured: MBIA)
5,000,000                   Orange County School Board Certificates Series A, 5.00% due 8/1/2006    Aaa/NR            5,407,700
940,000                     Palm Beach County Industrial Development Revenue Series 1996, 6.00%     NR/A              1,048,636
                            due 12/1/2006 (Lourdes-Noreen McKeen Residence Project; LOC: Allied
                            Irish Bank) (ETM)*
1,000,000                   Palm Beach County Solid Waste Authority Revenue Refunding Series A,     Aa3/AA-           1,056,280
                            5.00% due 10/1/2005
3,885,000                   Pelican Marsh Community Development District Refunding Series A,        NR/NR             4,075,443
                            5.00% due 5/1/2011 (Insured: Radian)
100,000                     University Athletic Association Inc. Rangely, 1.35% due 2/1/2020 put    VMIG1/NR          100,000
                            1/2/2004 (University of Florida Stadium Project; LOC: Suntrust Bank)
                            (daily demand notes)
Georgia                     (1.60%)
1,700,000                   Burke County Development Authority Pollution, 6.35% due 1/1/2004        Aaa/AAA           1,700,000
                            (Oglethorpe Power Corp. Project; Insured: MBIA)
500,000                     Cobb County School District, 4.75% due 2/1/2005                         Aa1/AA+           511,410
1,000,000                   Georgia Municipal Association Inc. Certificates of Participation City   Aaa/AAA           1,090,510
                            Court Atlanta Project, 5.00% due 12/1/2006 (Insured: AMBAC)
1,550,000                   Georgia Municipal Electric Power Authority Revenue, 7.00% due           Aaa/AAA           1,822,986
                            1/1/2008 (Insured: MBIA)
730,000                     Georgia Municipal Electric Power Authority Revenue Series Y, 6.30%      A2/A+             793,795
                            due 1/1/2006
1,000,000                   Georgia Municipal Gas Authority, 6.30% due 7/1/2009 (Southern Storage   NR/A              1,033,760
                            Gas Project)
5,000,000                   Milledgeville Baldwin County Development Authority Student Housing      VMIG1/NR          5,118,100
                            Revenue, 1.00% due 9/1/2032 put 9/1/2004 (Ga. College & State
                            University Foundation Project; LOC: First Union Natl Bank)
2,000,000                   Monroe County Development Authority Pollution Control, 6.75% due        Aaa/AAA           2,417,580
                            1/1/2010 (Oglethorpe Power Scherer A Refunding; Insured: MBIA)
1,000,000                   Monroe County Development Authority Pollution Control Revenue           Aaa/AAA           1,239,410
                            Oglethorpe Power Scherer A, 6.80% due 1/1/2012 (Insured: MBIA)
5,000,000                   Municipal Electric Authority Georgia Subordinated Series B, 5.00% due   Aaa/AAA           5,517,300
                            1/1/2026 (Project One; Insured: AMBAC)
910,000                     Municipal Electric Authority Georgia Unrefunded Balance Subordinated    Aaa/AAA           987,559
                            A, 6.00% due 1/1/2006 (Project One; Insured: AMBAC)
Hawaii                      (0.40%)
2,000,000                   Hawaii State Department of Budget & Finance Special Purpose Hawaiian    Aaa/AAA           2,204,340
                            Electric Co., 4.95% due 4/1/2012 (Insured: MBIA)
1,565,000                   Hawaii State Series CN, 6.25% due 3/1/2006 (Insured: FGIC)              Aaa/AAA           1,716,195
1,000,000                   Honolulu City & County Refunding Series A, 7.35% due 7/1/2006           Aa2/AA-           1,133,240
Illinois                    (10.60%)
3,345,000                   Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured:     Aaa/AAA           2,879,443
                            FGIC)
2,000,000                   Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)         Aaa/AAA           2,348,460
750,000                     Chicago Board of Education School Reform, 6.25% due 12/1/2012           Aaa/AAA           911,078
                            (Insured: MBIA)
2,300,000                   Chicago Housing Authority Capital Program Revenue, 5.25% due 7/1/2010   Aa3/AA            2,564,017
2,300,000                   Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007     Aaa/AA+           2,625,128
1,340,000                   Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009 (Insured:   Aaa/AAA           1,478,020
                            MBIA)
900,000                     Chicago Midway Airport Revenue Series C, 5.50% due 1/1/2013 (Insured:   Aaa/AAA           1,018,638
                            MBIA)
3,420,000                   Chicago O'Hare International Airport Refunding General Airport Series   Aaa/AAA           3,650,987
                            A, 6.375% due 1/1/2012 (Insured: MBIA)
1,000,000                   Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007       Aaa/AAA           1,084,650
                            (Insured: AMBAC)
1,105,000                   Chicago O'Hare International Airport Revenue, 5.00% due 1/1/2012        Aaa/AAA           1,218,970
                            (Insured: MBIA)
1,000,000                   Chicago O'Hare International Airport Revenue 2nd Lien Series C-1,       Aaa/AAA           1,112,560
                            5.00% due 1/1/2010 (Insured: MBIA)
3,000,000                   Chicago O'Hare International Airport Revenue Passenger Facility         Aaa/AAA           3,252,000
                            Change Series A, 6.00% due 1/1/2006 (Insured: AMBAC)
690,000                     Chicago O'Hare International Airport Revenue Refunding, 4.80% due       Aaa/AAA           705,884
                            1/1/2005 (Insured: AMBAC)
675,000                     Chicago O'Hare International Airport Revenue Refunding Series A,        Aaa/AAA           690,444
                            4.90% due 1/1/2006 (Insured: MBIA)
1,000,000                   Chicago O'Hare International Airport Revenue Series C-1, 5.00% due      Aaa/AAA           1,100,610
                            1/1/2008 (Insured: MBIA)
1,700,000                   Chicago Park District, 6.60% due 11/15/2014 partially pre-refunded      Aa3/AA            1,848,291
                            5/15/2005
1,000,000                   Chicago Park District Parking Facility Revenue, 5.25% due 1/1/2004      Baa1/A            1,000,000
                            (ETM)*
1,000,000                   Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010      Baa1/A            1,158,300
                            (ETM)*
750,000                     Chicago Public Commerce Building Revenue, 5.00% due 3/1/2005            Aaa/AAA           782,925
                            (Insured: AMBAC)
2,000,000                   Chicago Public Commerce Building Revenue Series C, 5.50% due 2/1/2006   Aaa/AAA           2,156,560
                            (Insured: FGIC)
2,000,000                   Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)         Aaa/AAA           2,258,720
1,000,000                   Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)      Aaa/AAA           1,193,330
5,000,000                   Chicago Tax Increment Allocation Central Series A, 0% due 12/1/2005     Aaa/AAA           4,845,900
                            (Insured: AMBAC)
1,000,000                   Collinsville Leased Facilities Revenue Refunding, 5.15% due 11/1/2004   Aaa/AAA           1,013,200
                            (Insured: MBIA)
2,545,000                   Cook & Will Counties Township High School District 206 Series C, 0%     Aaa/AAA           2,466,563
                            due 12/1/2005 (Insured: FSA)
995,000                     Cook County Capital Improvement, 5.50% due 11/15/2008 pre-refunded      Aaa/AAA           1,110,311
                            11/15/2006
2,250,000                   Cook County Community School District 97 Series B, 9.00% due            Aaa/NR            3,256,335
                            12/1/2013 (Insured: FGIC)
2,650,000                   Cook County Series C Refunding, 5.80% due 11/15/2004 (Insured: FGIC)    Aaa/AAA           2,758,173
5,000,000                   Du Page County Forest Preservation District, 0% due 11/1/2009           Aaa/AAA           4,169,800
1,500,000                   Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027 put        NR/AAA            1,581,795
                            12/1/2007 (Collateralized: FNMA)
1,015,000                   Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2005        Baa1/NR           974,785
3,075,000                   Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2006        Baa1/NR           2,833,090
                            (Hoffman Estates Economic Dev. Project; Guaranty: Sears)
5,000,000                   Hoffman Estates Illinois Tax Increment Revenue Refunding, 5.25% due     Aaa/AAA           5,171,350
                            11/15/2009 (Economic Development Project; Insured: AMBAC)
1,500,000                   Hoffman Estates Tax Increment Revenue, 0% due 5/15/2004                 Baa1/NR           1,485,840
3,000,000                   Illinois Development Finance Authority Pollution Control Revenue        Aaa/AAA           3,399,240
                            Refunding, 5.70% due 1/15/2009 (Commonwealth Edison Company Project;
                            Insured: MBIA)
860,000                     Illinois Development Finance Authority Revenue, 4.00% due 11/15/2005    Aaa/AAA           897,092
                            (Insured: XLCA)
915,000                     Illinois Development Finance Authority Revenue, 4.00% due 11/15/2006    Aaa/AAA           965,947
                            (Insured: XLCA)
3,635,000                   Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009    Aaa/AAA           4,179,777
                            (Adventist Health Project; Insured: MBIA)
3,860,000                   Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010    Aaa/AAA           4,448,303
                            (Adventist Health Project; Insured: MBIA)
785,000                     Illinois Development Finance Authority Revenue, 5.25% due 2/15/2011     NR/AAA            830,734
                            (Insured: AMBAC)
400,000                     Illinois Development Finance Authority Revenue Refunding Community      NR/BBB            405,304
                            Rehab Providers A, 5.60% due 7/1/2004
1,000,000                   Illinois Development Finance Authority Revenue Refunding Community      NR/BBB            1,032,650
                            Rehab Providers A, 5.60% due 7/1/2005
1,000,000                   Illinois Development Finance Authority Revenue Refunding Community      NR/BBB            1,049,360
                            Rehab Providers A, 5.60% due 7/1/2006
915,000                     Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007      A2/A              999,510
                            (OSF Healthcare System Project)
1,000,000                   Illinois Health Facilities Authority Revenue, 5.75% due 11/15/2007      A2/A              1,022,230
                            (OSF Healthcare System Project)
1,290,000                   Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008       A1/NR             1,465,930
                            (Iowa Health System Project)
1,375,000                   Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009       A1/NR             1,579,201
                            (Iowa Health System Project)
1,465,000                   Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010       A1/NR             1,686,171
                            (Iowa Health System Project)
1,560,000                   Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011       Aaa/AAA           1,793,142
                            (Iowa Health System Project; Insured: AMBAC)
1,000,000                   Illinois Health Facilities Authority Revenue Refunding, 4.00% due       Aaa/AAA           1,040,170
                            8/15/2005 (University of Chicago Hospital & Health Project)
1,000,000                   Illinois Health Facilities Authority Revenue Refunding, 5.00% due       Aaa/AAA           1,080,410
                            8/15/2006 (University of Chicago Hospital & Health Project)
1,500,000                   Illinois Health Facilities Authority Revenue Refunding, 5.00% due       Aaa/AAA           1,646,025
                            8/15/2007 (University of Chicago Hospital & Health Project)
1,500,000                   Illinois Health Facilities Authority Revenue Refunding, 5.00% due       Aaa/AAA           1,658,625
                            8/15/2008 (University of Chicago Hospital & Health Project)
3,000,000                   Illinois Health Facilities Authority Revenue Refunding, 5.50% due       Aaa/AAA           3,374,010
                            11/15/2011 (Methodist Medical Center Project; Insured: MBIA)
180,000                     Illinois Health Facilities Authority Revenue Series 1993-A, 7.875%      NR/NR             181,930
                            due 8/15/2005 (Community Provider Pooled Loan Program Project)
1,885,000                   Illinois Health Facilities Authority Revenue Series A, 9.25% due        Aaa/NR            1,992,520
                            7/1/2024 pre-refunded 7/1/2004 (Edgewater Medical Center Project)
1,000,000                   Illinois Health Facilities Authority Revenue University of Chicago,     Aaa/AAA           1,109,670
                            5.00% due 8/15/2009 (Hospital Systems Project; Insured: MBIA)
1,040,000                   Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)          Aaa/AAA           1,174,493
500,000                     Illinois State COPS Central Management Department, 5.00% due 7/1/2007   Aaa/AAA           548,685
                            (Insured: AMBAC)
1,000,000                   Illinois State Partners Series A, 6.00% due 7/1/2006 (Insured: AMBAC)   Aaa/AAA           1,101,450
2,000,000                   Illinois State Refunding, 5.125% due 12/1/2006 (Insured: FGIC)          Aaa/AAA           2,162,960
5,000,000                   Illinois State Sales Tax Revenue First Series, 5.00% due 6/15/2006      Aa3/AAA           5,391,500
1,150,000                   Kane, Mc Henry, Cook & De Kalb Counties Community Unit School           Aaa/NR            906,913
                            District 300, 0% due 12/1/2010 (Insured: AMBAC)
2,000,000                   Lake County Community High School District 117 Series B, 0% due         Aaa/NR            1,878,840
                            12/1/2006 (Insured: FGIC)
3,235,000                   Lake County Community High School District 117 Series B, 0% due         Aaa/NR            2,411,401
                            12/1/2011 (Insured: FGIC)
1,000,000                   McHenry & Kane Counties Community Consolidated School District 158,     Aaa/AAA           815,900
                            0% due 1/1/2010 (Insured: FGIC)
3,900,000                   Metropolitan Pier & Exposition Authority, 0% due 6/15/2004 (Insured:    Aaa/AAA           3,880,188
                            AMBAC)
1,250,000                   Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue    Aaa/AAA           1,405,012
                            Refunding Series A-2002, 6.00% due 6/15/2007 (McCormick Place
                            Exposition Project; Insured: AMBAC)
3,750,000                   Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue    Aaa/AAA           4,166,775
                            Refunding Series A-2002, 6.00% due 6/15/2007 pre-refunded 6/15/2006
                            @102 (McCormick Place Exposition Project; Insured: AMBAC)
2,445,000                   Naperville City, Du Page & Will Counties Economic Development           NR/A-1            2,588,888
                            Revenue, 6.10% due 5/1/2008 (Hospital & Health System Association
                            Project; LOC: American National Bank)
1,100,000                   Peoria Public Building Commission School District Facilities Revenue,   Aaa/NR            998,041
                            0% due 12/1/2007 (Insured: FGIC)
6,300,000                   University of Illinois Revenues, 0% due 10/1/2006 (Insured: MBIA)       Aaa/AAA           5,951,484
5,000,000                   Will County Community School 365-U Capital Appreciation, 0% due         Aaa/AAA           3,731,150
                            11/1/2011 (Insured: FSA)
Indiana                     (4.20%)
1,370,000                   Allen County Economic Development Revenue, 5.00% due 12/30/2012         NR/NR             1,453,543
                            (Indiana Institute of Technology Project)
965,000                     Allen County Economic Development Revenue First Mortgage, 5.20% due     NR/NR             1,022,118
                            12/30/2005 (Indiana Institute of Technology Project)
690,000                     Allen County Economic Development Revenue First Mortgage, 5.30% due     NR/NR             744,883
                            12/30/2006 (Indiana Institute of Technology Project)
1,110,000                   Allen County Economic Development Revenue First Mortgage, 5.60% due     NR/NR             1,217,204
                            12/30/2009 (Indiana Institute of Technology Project)
1,115,000                   Allen County Jail Building Corp. First Mortgage, 5.75% due 10/1/2010    Aa3/NR            1,296,388
1,000,000                   Ball State University Revenues Student Fee Series K, 5.75% due          Aaa/AAA           1,163,020
                            7/1/2012 (Insured: FGIC)
1,085,000                   Boone County Hospital Association Lease Revenue, 5.00% due 1/15/2007    Aaa/AAA           1,181,565
                            (Insured: FGIC) (ETM)*
850,000                     Boonville Junior High School Building Corp. Revenue, 0% due 7/1/2010    NR/A              661,699
                            (State Aid)
850,000                     Boonville Junior High School Building Corp. Revenue, 0% due 1/1/2011    NR/A              637,602
                            (State Aid)
950,000                     Boonville Junior High School Building Corp. Revenue Refunding, 0% due   NR/A              696,844
                            7/1/2011 (State Aid)
1,175,000                   Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009          Aaa/AAA           1,312,134
                            (Insured: AMBAC)
1,135,000                   Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010          Aaa/AAA           1,269,645
                            (Insured: AMBAC)
910,000                     Eagle Union Middle School Building Corp., 5.50% due 7/15/2009           Aaa/AAA           1,047,437
                            (Insured: AMBAC) (ETM)*
1,860,000                   Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage     NR/A              1,774,514
                            (State Aid), 0% due 1/15/2006
1,860,000                   Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage     Aaa/AAA           1,640,650
                            Refunding, 0% due 7/5/2008 (Insured: MBIA)
965,000                     Evansville Vanderburgh School Building Corp. First Mortgage, 5.00%      Aaa/AAA           1,060,709
                            due 1/15/2008 (Insured: FSA)
965,000                     Goshen Multi School Building Corp. 1st Mortgage, 5.20% due 7/15/2007    Aaa/AAA           1,065,843
                            (Insured: MBIA)
2,305,000                   Hammond Multi-School Building Corp. First Mortgage Refunding Bond       NR/A              2,563,736
                            Series 1997, 6.00% due 7/15/2008 (Lake County Project)
390,000                     Huntington Economic Development Revenue, 6.00% due 11/1/2006 (United    NR/NR             409,871
                            Methodist Membership Project)
700,000                     Huntington Economic Development Revenue, 6.15% due 11/1/2008 (United    NR/NR             749,560
                            Methodist Membership Project)
790,000                     Huntington Economic Development Revenue, 6.20% due 11/1/2010 (United    NR/NR             837,463
                            Methodist Membership Project)
180,000                     Indiana Health Facility Financing Authority Hospital Revenue, 5.75%     Aaa/NR            189,106
                            due 11/1/2005 (Daughter's Charity Project) (ETM)*
1,265,000                   Indiana Health Facility Financing Authority Hospital Revenue Series     Aaa/NR            1,372,183
                            D, 5.00% due 11/1/2026 pre-refunded 11/1/2007
670,000                     Indiana State Educational Facilities Authority Revenue, 5.75% due       NR/A-             749,154
                            10/1/2009 (University Indianapolis Project)
2,500,000                   Indiana University Revenues Refunding, 0% due 8/1/2007 (Insured:        Aaa/AAA           2,291,900
                            AMBAC)
1,100,000                   Indianapolis Airport Authority Revenue Refunding Series A, 5.35% due    Aaa/AAA           1,205,237
                            7/1/2007 (Insured: FGIC)
1,220,000                   Indianapolis Local Public Improvement Bond Bank Transportation          Aa2/AA-           1,194,380
                            Revenue, 0% due 7/1/2005 (ETM)*
1,240,000                   Indianapolis Local Public Improvement Bond Bank Transportation          Aa2/AA-           1,184,498
                            Revenue, 0% due 7/1/2006 (ETM)*
2,200,000                   Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2004   Aaa/AAA           2,303,576
                            (Ogden Martin Systems, Inc. Project; Insured: AMBAC)
2,000,000                   Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2006   Aaa/AAA           2,248,000
                            (Ogden Martin Systems, Inc. Project; Insured: AMBAC)
855,000                     Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2008   Aaa/AAA           982,327
                            (Insured: FGIC)
455,000                     Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2009   Aaa/AAA           530,334
                            (Insured: FGIC)
890,000                     Merrillville Multi School Building Corp. Refunding First Mortgage,      Aaa/AAA           957,248
                            6.55% due 7/1/2005 (Insured: MBIA)
625,000                     Monroe County Community School Building Corp. Revenue Refunding,        Aaa/AAA           679,663
                            5.00% due 1/15/2007 (Insured: AMBAC)
405,000                     North Adams Community Schools, 3.50% due 7/15/2004 (Insured: FSA)       Aaa/AAA           407,527
940,000                     North Adams Community Schools, 4.00% due 7/15/2005 (Insured: FSA)       Aaa/AAA           976,895
1,070,000                   North Central Campus School Building Corp. Indiana, 4.50% due           Aaa/AAA           1,120,237
                            7/10/2005 (Insured: AMBAC)
684,000                     Northwest Allen Building Corp. First Mortgage, 5.30% due 12/1/2005      Aaa/AAA           720,273
                            (Insured: MBIA)
835,000                     Peru Community School Corp. Refunding First Mortgage, 0% due 7/1/2010   NR/A              650,022
4,000,000                   Rockport Pollution Control Revenue Series C, 2.625% due 4/1/2025 put    Baa2/BBB          3,982,560
                            10/1/2006 (Indiana Michigan Power Company Project)
730,000                     Tri Creek School Building Corp. Inc. First Mortgage, 5.00% due          NR/AA-            731,051
                            1/15/2004
1,540,000                   Vigo County Elementary School Building Corp. Refunding & Improvement    Aaa/AAA           1,611,271
                            First Mortgage, 4.00% due 1/10/2006 (Insured: FSA)
1,635,000                   Vigo County Elementary School Building Corp. Refunding & Improvement    Aaa/AAA           1,737,695
                            First Mortgage, 4.00% due 1/10/2008 (Insured: FSA)
995,000                     Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2010      NR/AA-            1,124,728
                            (State Aid)
1,095,000                   Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2011      NR/AA-            1,237,602
                            (State Aid)
2,080,000                   West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2011    Aaa/AAA           2,432,165
                            (Insured: FGIC)
1,820,000                   Westfield Elem. School Building Corp. First Mortgage Series 1997,       Aaa/AAA           2,103,574
                            6.80% due 7/15/2007 (Insured: AMBAC) (ETM)*
Iowa                        (2.20%)
2,900,000                   Ankeny Community School District Sales & Services Tax Revenue, 5.00%    NR/A+             3,157,085
                            due 7/1/2010
3,515,000                   Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put          NR/NR             3,521,889
                            12/1/2005 (Des Moines Parking Associates Project; LOC: Wells Fargo
                            Bank)
6,650,000                   Iowa Finance Authority Commercial Development Revenue Refunding,        NR/AA             7,109,449
                            5.75% due 4/1/2014 put 4/1/2010 (Governor Square Project; Insured:
                            AXA)
435,000                     Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2007   A1/NR             484,642
                            (Iowa Health Services Project)
1,765,000                   Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2009   A1/NR             2,027,120
                            (Iowa Health Services Project)
1,955,000                   Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2010   A1/NR             2,251,300
                            (Iowa Health Services Project)
3,145,000                   Iowa Finance Authority Hospital Facility Revenue, 6.00% due 2/15/2011   Aaa/AAA           3,618,763
                            (Iowa Health Services Project; Insured: AMBAC)
1,000,000                   Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due       Aa3/AA-           1,037,060
                            12/1/2004
1,430,000                   Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due       Aa3/AA-           1,601,772
                            12/1/2007
3,295,000                   Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due       Aa3/AA-           3,750,303
                            12/1/2010
1,170,000                   Iowa University of Science & Technology Revenue Refunding Series B,     Aa3/A+            1,237,205
                            5.20% due 7/1/2005 (Academic Building Project)
115,000                     Muscatine Electric Revenue, 9.50% due 1/1/2004 (ETM)*                   Aaa/AAA           115,000
530,000                     University of Iowa Facilities Corp. Revenue Series A, 4.875% due        Aa2/AA-           556,277
                            6/1/2005
Kansas                      (0.50%)
500,000                     Dodge Unified School District 443 Ford County, 8.25% due 9/1/2006       Aaa/AAA           582,880
                            (Insured: FSA)
6,000,000                   La Cygne Environmental Improvement Refunding, 1.00% due 3/1/2015 put    VMIG2/A-2         6,092,220
                            8/31/2004 (Kansas City Power & Light Co. Project)
Kentucky                    (1.40%)
275,000                     Campbell & Kenton Counties Sanitation District 1 Revenue, 6.50% due     Aaa/AAA           278,908
                            8/1/2005 (ETM)*
1,580,000                   Kentucky Economic Development Finance Authority Refunding &             Aaa/AAA           1,750,308
                            Improvement Series A, 5.00% due 2/1/2009 (Ashland Hospital)
1,000,000                   Kentucky Economic Development Finance Authority Refunding &             Aaa/AAA           1,109,320
                            Improvement Series A, 5.00% due 2/1/2010 (Ashland Hospital)
7,400,000                   Kentucky Economic Development Finance Authority Series C, 0% due        Aaa/AAA           7,646,198
                            10/1/2009 converts to 5.35% 10/1/2005 (Norton Healthcare Project;
                            Insured: MBIA)
7,830,000                   Kentucky Economic Development Finance Authority Series C, 0% due        Aaa/AAA           8,134,274
                            10/1/2010 converts to 5.40% 10/1/2005 (Norton Healthcare Project;
                            Insured: MBIA)
505,000                     Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due    Aaa/AAA           457,399
                            7/1/2006 (Insured: FGIC)
150,000                     Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)*         Aaa/AAA           167,107
Louisiana                   (3.40%)
4,000,000                   Jefferson Parish Hospital District 2, 5.25% due 12/1/2015               Aaa/AAA           4,209,000
                            crossover-refunded 12/1/2005 (Insured: FGIC)
1,440,000                   Jefferson Sales Tax District Special Sales Tax Revenue Refunding,       Aaa/AAA           1,580,529
                            5.25% due 12/1/2006 (Insured: AMBAC)
1,515,000                   Jefferson Sales Tax District Special Sales Tax Revenue Refunding,       Aaa/AAA           1,690,907
                            5.25% due 12/1/2007 (Insured: AMBAC)
5,000,000                   Louisiana Local Govt. Environment, 2.95% due 3/1/2030 put 9/1/2008      Aaa/AAA           5,079,400
                            (Insured: MBIA)
1,000,000                   Louisiana Local Govt. Environmental Facilities & Community Dev. Auth.   Baa1/NR           990,930
                            Multi Family Revenue Series A, 5.00% due 9/1/2012 (Bellemont
                            Apartments Project)
1,000,000                   Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25%     A3/A              1,032,370
                            due 9/1/2004
2,255,000                   Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care       NR/NR             2,334,940
                            Center Project; Guaranty: Archdiocese of New Orleans)
1,000,000                   Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008      A1/A+             1,134,590
                            (Loyola University Project)
1,280,000                   Louisiana Public Facilities Authority Revenue Refunding, 5.50% due      A1/A+             1,399,245
                            10/1/2006 (Loyola University Project)
7,135,000                   Louisiana State Correctional Facility Lease, 5.00% due 12/15/2008       NR/AA             7,834,016
                            (Insured: Radian)
5,000,000                   Louisiana State Offshore Term Refunding Series D, 4.00% due 9/1/2023    A3/A-1            5,191,750
                            put 9/1/2008 (Loop LLC Project)
2,350,000                   Louisiana State Offshore Terminal Authority Deepwater Port Revenue,     A3/A-1            2,485,948
                            4.375% due 10/1/2020 put 6/1/2007
1,250,000                   Louisiana State Refunding Series A, 7.75% due 8/1/2006 (Insured:        Aaa/AAA           1,436,538
                            MBIA)
1,000,000                   New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                 Aaa/AAA           949,220
5,050,000                   Orleans Parish School Board, 0% due 2/1/2008 (ETM)*                     Aaa/AAA           4,305,680
2,590,000                   Shreveport Louisiana Water & Sewer Revenue Refunding Series A, 4.00%    Aaa/AAA           2,658,790
                            due 12/1/2004 (Insured: FSA)
3,000,000                   St. Charles Parish Pollution Control Revenue Variable Refunding         Baa3/BBB-         3,085,500
                            Series A, 4.90% due 6/1/2030 put 6/1/2005 (Entergy Louisiana Inc.
                            Project)
Maine                       (0.10%)
1,000,000                   Regional Waste Systems Inc. Solid Waste Resources Recovery Revenue      Aaa/AAA           1,089,120
                            Series P, 6.25% due 7/1/2010 (Insured: FSA)
Maryland                    (0.80%)
580,000                     Baltimore Maryland, 7.00% due 10/15/2009 (Insured: MBIA)                Aaa/AAA           712,240
2,050,000                   Baltimore Public Improvement Series A, 7.00% due 10/15/2006 (Insured:   Aaa/AAA           2,337,841
                            MBIA)
2,750,000                   Howard County Multi Family Housing Revenue, 7.00% due 7/1/2024 put      Baa2/NR           2,776,427
                            7/1/2004 (Chase Glen Project; Guaranty: Avalon Prop.)
1,000,000                   Howard County Retirement Community Revenue Series A, 7.25% due          NR/NR             1,254,990
                            5/15/2015
2,500,000                   Howard County Retirement Community Revenue Series A, 7.875% due         NR/NR             3,225,150
                            5/15/2021
500,000                     Maryland State Department of Transportation Consolidated, 4.375% due    Aa2/AA            506,370
                            6/15/2004
Massachusetts               (1.80%)
2,000,000                   Boston Economic Development & Industrial Corp., 1.00% due 7/1/2025      Aa3/NR            2,055,940
                            put 7/1/2005 (LOC: Fleet National Bank)
1,060,000                   Lynn General Obligation, 7.00% due 1/15/2004                            Baa1/NR           1,062,194
3,470,000                   Massachusetts Development Finance Agency Resource Recovery Revenue      Aaa/AAA           3,946,015
                            Series A, 5.50% due 1/1/2011 (Insured: MBIA)
1,000,000                   Massachusetts Industrial Finance Agency Pollution Control Revenue       A2/A              1,022,620
                            Refunding, 5.875% due 8/1/2008 (Eastern Edison Co. Project)
1,000,000                   Massachusetts Industrial Finance Agency Revenue, 8.375% due 2/15/2018   NR/NR             1,150,470
                            pre-refunded 2/15/2006 @ 102 (Glenmeadow Retirement Project)
900,000                     Massachusetts Municipal Wholesale Electric Co. Power Supply Systems     Aaa/AAA           947,655
                            Revenue, 5.00% due 7/1/2005 (Stony Brook Intermediate Project A;
                            Insured: MBIA)
1,000,000                   Massachusetts Municipal Wholesale Electric Co. Power Supply Systems     Aaa/AAA           1,052,950
                            Revenue Series A, 5.00% due 7/1/2005 (Stony Brook Peaking Project;
                            Insured: MBIA)
4,000,000                   Massachusetts Municipal Wholesale Electric Company Power Supply         Aaa/AAA           4,380,960
                            Systems Revenue  Number 1-Series A, 5.00% due 7/1/2007 (Nuclear Mix
                            Project; Insured: MBIA)
515,000                     Massachusetts State Health & Education Facility, Daughters of           Aaa/AA+           523,951
                            Charity, Series D, 5.50% due 7/1/2004 (ETM)*
3,415,000                   Massachusetts State Health & Educational Series H, 5.375% due           Aaa/AAA           3,869,980
                            5/15/2012 (New England Medical Center Hospital Project; Insured:
                            FGIC)
1,000,000                   Massachusetts State Refunding Series A, 6.00% due 11/1/2008             Aa2/AA-           1,154,430
1,500,000                   Massachusetts State Refunding Series A, 5.50% due 1/1/2010              Aa2/AA-           1,703,640
1,500,000                   Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)          Aaa/AAA           1,694,205
Michigan                    (3.20%)
2,500,000                   Detroit Michigan Capital Improvement Series A, 5.00% due 4/1/2005       Aaa/AAA           2,616,500
                            (Insured: MBIA)
1,405,000                   Detroit Michigan Series A, 6.00% due 4/1/2007 (Insured: FGIC) (ETM)*    Aaa/AAA           1,584,728
1,670,000                   Jackson County Hospital Finance Authority Hospital Revenue Series A,    Aaa/NR            1,797,438
                            5.00% due 6/1/2006 (W.A. Foote Memorial Hospital Project; Insured:
                            AMBAC)
1,000,000                   Kalamazoo Hospital Finance Authority Facility Revenue, 5.50% due        Aaa/NR            1,055,540
                            5/15/2005 (Bronson Methodist Hospital Project; Insured: MBIA)
1,000,000                   Lansing Building Authority, 6.00% due 6/1/2005 (Insured: AMBAC)         Aaa/AAA           1,028,990
2,000,000                   Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012        Aaa/AAA           2,143,660
                            (Insured: FSA)
2,260,000                   Michigan Hospital Finance Authority Revenue, 4.80% due 11/1/2017        Aaa/NR            2,329,856
                            pre-refunded 7/1/2004 @100
10,000,000                  Michigan Hospital Finance Authority Revenue Series A, 1.00% due         Aa2/AA            11,076,300
                            11/15/2033 put 11/15/2007 (Ascension Health Project)
655,000                     Michigan Housing Development Authority Single Family Insured Mortgage   Aa1/AA+           655,675
                            Revenue Series A, 5.00% due 4/1/2010 (Insured: FHA/VA Mtgs)
1,500,000                   Michigan State Building Authority Revenue Refunding Facilities          Aa2/AA+           1,571,715
                            Program Series I, 5.00% due 4/15/2005
4,000,000                   Michigan State Building Authority Revenue Refunding Facilities          Aaa/AAA           4,416,720
                            Program Series I, 5.00% due 10/15/2007
4,000,000                   Michigan State Building Authority Revenue Refunding Facilities          Aaa/AAA           4,459,080
                            Program Series I, 5.00% due 10/15/2008
1,000,000                   Michigan State Job Development Authority Pollution Control Revenue,     Baa1/BBB          1,001,560
                            5.55% due 4/1/2009 (General Motors Corp. Project; Guaranty: GM)
2,500,000                   Michigan Strategic Fund Refunding Detroit, 4.85% due 9/1/2030 put       Aaa/NR            2,763,525
                            9/1/2011 (Edison Co. Project; Insured: AMBAC)
1,000,000                   Missouri State Health & Educational Facilities Authority Revenue        NR/AA-            1,083,820
                            Series A, 5.00% due 6/1/2011
1,000,000                   Oakland County Economic Development Corp. Limited, 5.50% due 6/1/2014   A1/NR             1,135,350
                            (LOC: First of America Bank-Central)
800,000                     Oxford Area Community School District, 5.00% due 5/1/2012 (Guaranty:    Aa1/AAA           892,000
                            School Bond Loan Fund)
2,550,000                   Wayne State University Revenues, 5.00% due 11/15/2004 (Insured: FGIC)   Aaa/AAA           2,636,521
Minnesota                   (1.00%)
1,000,000                   Breckenridge Health Facilities Revenue Catholic Health Corp., 5.25%     Aaa/AAA           1,022,990
                            due 11/15/2013 (Insured: MBIA)
3,130,000                   Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2011           Baa1/BBB+         3,270,349
                            (Healthpartners Obligation Group Project)
1,000,000                   Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2012           Baa1/BBB+         1,036,840
                            (Healthpartners Obligation Group Project)
1,500,000                   Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2013           Baa1/BBB+         1,552,710
                            (Healthpartners Obligation Group Project)
1,915,000                   Osseo Independent School District 279 Crossover Refunding Series B,     Aa2/NR            2,048,227
                            5.00% due 2/1/2006
3,000,000                   Southern Minnesota Municipal Power Agency Revenue Refunding Series A,   Aaa/AAA           3,201,810
                            5.00% due 1/1/2006 (Insured: AMBAC)
1,450,000                   University of Minnesota Refunding Series A, 5.50% due 7/1/2006          Aa2/AA            1,584,676
Mississippi                 (0.30%)
1,020,000                   Gautier Utility District Systems Revenue Refunding, 5.50% due           Aaa/NR            1,175,112
                            3/1/2012 (Insured: FGIC)
700,000                     Hattiesburg Water & Sewer Revenue Refunding Systems, 5.20% due          Aaa/AAA           750,848
                            8/1/2006 (Insured: AMBAC)
1,000,000                   Mississippi Hospital Equipment & Facilities Authority Revenue, 6.50%    Aaa/AAA           1,080,030
                            due 5/1/2006 (Refunding Mississippi Baptist Medical Center; Insured:
                            MBIA)
940,000                     Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007 (FNMA:      NR/A1+            974,319
                            Collateralized)
Missouri                    (0.30%)
425,000                     Jackson County Public Building Corp. Leasehold Revenue Series 1996,     Aaa/AAA           443,747
                            6.00% due 12/1/2004 (Capital Improvement Project; Insured: MBIA)
1,275,000                   Missouri Development Finance Board Healthcare Facilities Revenue        A2/NR             1,326,242
                            Series A, 4.80% due 11/1/2012 (Lutheran Home Aged Project; LOC:
                            Commerce Bank)
2,495,000                   St. Louis County Refunding, 5.00% due 8/15/2007 (Convention & Sports    Aaa/AAA           2,747,045
                            Facility Project B 1)
Montana                     (1.10%)
11,440,000                  Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032 put    Aaa/AAA           12,595,440
                            12/30/2008 (Insured: AMBAC)
2,500,000                   Forsyth Pollution Control Revenue Refunding, 5.20% due 5/1/2033 put     Baa2/BBB+         2,584,875
                            5/1/2009 (Portland General Project)
Nebraska                    (1.30%)
1,995,000                   Lancaster County School District 1, 4.00% due 7/15/2007 (Lincoln        Aa2/AAA           2,126,490
                            Public School Project)
1,455,000                   Madison County Hospital Authority Revenue 1, 5.25% due 7/1/2010         NR/AA             1,611,253
                            (Faith Regional Health Services Project; Insured: Radian)
1,625,000                   Madison County Hospital Authority Revenue 1, 5.50% due 7/1/2012         NR/AA             1,812,850
                            (Faith Regional Health Services Project; Insured: Radian)
2,680,000                   Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding          NR/AAA            2,740,622
                            1995-A, 5.50% due 12/1/2025 put 12/1/2005 (Willow Park Apartments
                            Project; Collateralized: FNMA)
5,000,000                   Omaha Public Power District Nebraska Electric Revenue Refunding         Aa2/AA            5,572,250
                            Systems B, 5.00% due 2/1/2013
2,095,000                   Omaha Public Power District Nebraska Electric Revenue Series A, 7.50%   NR/AA             2,223,989
                            due 2/1/2006 (ETM)*
1,300,000                   University of Nebraska Facilities Corp., 5.00% due 7/15/2008            Aa2/AA-           1,445,821
Nevada                      (1.60%)
840,000                     Colorado River Commission Power Delivery A, 7.00% due 9/15/2008         Aa2/AA            971,939
5,000,000                   Humboldt County Pollution Control Revenue Refunding, 6.55% due          Aaa/AAA           5,198,000
                            10/1/2013 (Sierra Pacific Project; Insured: AMBAC)
1,785,000                   Las Vegas Special Refunding Local Improvement District 707 Series A,    Aaa/AAA           1,966,249
                            5.125% due 6/1/2011 (Insured: FSA)
1,490,000                   Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due      NR/AAA            1,550,553
                            4/1/2008 (Collateralized: FNMA)
1,000,000                   Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series     NR/AA             1,123,920
                            A, 5.70% due 1/15/2009 (Insured: Radian)
1,000,000                   Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series     NR/AA             1,124,940
                            A, 5.70% due 1/15/2010 (Insured: Radian)
1,285,000                   Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series     NR/AA             1,436,746
                            A, 5.70% due 1/15/2011 (Insured: Radian)
5,000,000                   Washoe County Hospital Facility Revenue Series 1993 A, 6.00% due        A2/A+             5,105,750
                            6/1/2015 (Washoe Medical Center Project)
3,500,000                   Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)        Aaa/AAA           3,952,025
New Hampshire               (0.40%)
500,000                     New Hampshire General Obligation, 0% due 7/1/2004                       Aa2/AA            497,190
1,500,000                   New Hampshire Health & Education Facilities Authority Revenue           NR/SP-1           1,509,510
                            Anticipation Notes D, 3.50% due 4/30/2004
2,485,000                   New Hampshire Industrial Development Authority Revenue, 5.50% due       NR/AA-            2,548,417
                            12/1/2009 put 12/1/2004 (Central Vermont Public Services Project;
                            LOC: Citizens Bank)
1,650,000                   New Hampshire Municipal Bond Bank Refunding Series A-2, 4.60% due       Aaa/AAA           1,669,124
                            7/15/2004 (Insured: MBIA)
New Jersey                  (1.20%)
3,000,000                   New Jersey State Transport Trust Fund Authority Series C, 5.00% due     Aa3/AA-           3,280,320
                            6/15/2007 (Transportation Systems Project)
5,000,000                   New Jersey State Transport Trust Fund Authority Series C, 5.00% due     Aa3/AA-           5,524,100
                            6/15/2008 (Transportation Systems Project)
5,000,000                   New Jersey State Transport Trust Fund Authority Series C, 5.00% due     Aa3/AA-           5,564,100
                            6/15/2009 (Transportation Systems Project)
1,515,000                   Pequannock River Basin Regional Sewage Authority Refunding Series M,    Aaa/NR            1,607,173
                            5.00% due 12/1/2006 (Sewer Revenue Project; Insured: MBIA)
New Mexico                  (1.30%)
1,600,000                   Albuquerque Educational Facilities Revenue Refunding, 1.20% due         VMIG1/AA          1,600,000
                            10/15/2016 put 1/8/2004 (Albuquerque Academy Project; Insured: Bank
                            of America) (weekly demand notes)
350,000                     Farmington Pollution Control Revenue, 1.30% due 9/1/2024 put 1/2/2004   P1/A1+            350,000
                            (LOC: Barclays Bank) (daily demand notes)
4,865,000                   New Mexico Highway Commission Revenue Subordinated Lien Tax Series B,   Aaa/AAA           5,460,573
                            5.00% due 6/15/2011 (Insured: AMBAC)
8,100,000                   New Mexico Housing Authority, Multi Family Housing Revenue, 1.30% due   NR/A1+            8,100,000
                            1/15/2033 put 1/8/2004 (Arbors/Courtyard Apartments Project) (weekly demand notes)
3,000,000                   New Mexico State, 4.00% due 9/1/2005                                    Aa1/AA+           3,128,310
New York                    (6.10%)
1,000,000                   Brookhaven Industrial Development Agency Civic Facility Revenue,        A2/BBB+           1,034,750
                            4.375% due 11/1/2031 put 11/1/2006 (Methodist Retirement Community
                            Project; LOC: Northfork Bank)
1,000,000                   Hempstead Town Industrial Development Agency Refunding, 5.00% due       Aaa/AAA           1,087,530
                            12/1/2008 (American Fuel Co. Project; Insured: MBIA)
1,500,000                   Long Island Power Authority Electric Systems Revenue General Series     Aaa/AAA           1,710,930
                            A, 6.00% due 12/1/2007 (Insured: AMBAC)
2,350,000                   Long Island Power Authority Electric Systems Revenue Subordinated       Aaa/AAA           2,368,823
                            Series 8 Subseries 8-D, 4.50% due 4/1/2010 put 4/1/2004 (Insured:
                            AMBAC)
7,000,000                   Long Island Power Authority General Series B, 5.00% due 12/1/2006       Baa1/A-           7,547,960
4,535,000                   Metro Transportation Authority New York Service Series B, 5.25% due     A3/AA-            4,998,477
                            7/1/2007
8,000,000                   Metropolitan Transportation Authority New York Revenue Series B,        A2/A              8,747,440
                            5.00% due 11/15/2007
1,050,000                   Monroe County Industrial Development Agency, 5.375% due 6/1/2007 (St.   NR/AA             1,157,048
                            John Fisher College Project; Insured: Radian)
1,000,000                   Municipal Assistance Corp. For the City of New York Series D, 5.20%     Aaa/AAA           1,063,220
                            due 7/1/2006 (Insured: AMBAC)
1,340,000                   New York City Adjustment Series C, 1.26% due 10/1/2023 put 1/2/2004     VMIG1/A1+         1,340,000
                            (LOC: JPM) (daily demand notes)
700,000                     New York City Adjustment Subseries E5, 1.35% due 8/1/2015 put           VMIG1/A1+         700,000
                            1/2/2004 (LOC: JPM) (daily demand notes)
710,000                     New York City Housing Development Corp. Multi Family Housing Revenue    Aa2/AA            711,818
                            Refunding Series A, 5.50% due 11/1/2009
2,215,000                   New York City Industrial Development Agency Civic Facility, 5.25% due   NR/A              2,413,796
                            6/1/2011 (Lycee Francais De New York Project Series A; Insured: ACA)
2,330,000                   New York City Industrial Development Agency Civic Facility, 5.25% due   NR/A              2,544,850
                            6/1/2012 (Lycee Francais De New York Project Series A; Insured: ACA)
1,500,000                   New York City Transitional Refunding Future Tax Secured Series A,       Aa2/AA+           1,541,820
                            4.50% due 11/1/2004
1,040,000                   New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley      NR/AAA            1,173,182
                            Physicians Project; Insured: Connie Lee)
1,645,000                   New York Dormitory Authority Revenues, 6.00% due 9/1/2008               NR/AA             1,710,471
                            pre-refunded 9/1/2005 (Norton Healthcare Project)
1,600,000                   New York Dormitory Authority Revenues Mental Health Services            Aaa/AAA           1,793,296
                            Facilities Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)
4,000,000                   New York Dormitory Authority Revenues Series B, 5.25% due 11/15/2026    Aaa/AAA           4,492,920
                            put 5/15/2012 (Insured: AMBAC)
560,000                     New York Medical Care Facilities Finance Agency Revenue, 6.40% due      Aaa/AAA           567,879
                            11/1/2014 (Insured: FSA)
1,000,000                   New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)                   Aaa/AAA           1,152,950
15,100,000                  New York State Dormitory Authority Revenues, 4.00% due 12/15/2005       NR/AA             15,835,219
1,820,000                   New York State Dormitory Authority Revenues, 5.50% due 7/1/2012         Baa1/NR           1,971,442
                            (South Nassau Community Hospital B Project)
1,500,000                   New York State Dormitory Authority Revenues, 5.50% due 7/1/2013         Baa1/NR           1,624,575
                            (South Nassau Community Hospital B Project)
2,500,000                   New York State Urban Development Corp. Revenue Refunding Facilities     Aaa/AAA           3,013,725
                            A, 6.50% due 1/1/2011 (Correctional Capital Project; Insured: FSA)
1,320,000                   New York Thruway Authority General Revenue Special Obligation, 0% due   NR/BBB            1,264,732
                            1/1/2006
255,000                     New York Urban Development Corp. Revenue University Facilities          A3/AA-            276,525
                            Grants, 6.00% due 1/1/2006
3,425,000                   New York Urban Development Corp. Series 7, 6.00% due 1/1/2006           A3/AA-            3,714,104
710,000                     Oneida County Industrial Development Agency Series C, 6.00% due         NR/AA             813,894
                            1/1/2009 (Civic Facility Faxton Hospital Project; Insured: Radian)
2,000,000                   Tobacco Settlement Financing Corp. Asset Backed Series B 1C, 5.25%      NR/AA-            2,120,160
                            due 6/1/2013
2,000,000                   Tobacco Settlement Financing Corp. New York Revenue Asset Backed        NR/AA-            2,070,760
                            Series A-1C, 5.00% due 6/1/2012 (Secured: State Contingency Contract)
1,000,000                   Tobacco Settlement Financing Corp. New York Revenue Asset Backed        NR/AA-            1,043,490
                            Series A-1C, 5.25% due 6/1/2012 (Secured: State Contingency Contract)
North Carolina              (2.30%)
1,100,000                   Cabarrus County Certificates of Participation Installment Financing     Aaa/AAA           1,182,951
                            Contract, 4.50% due 2/1/2007
1,000,000                   Charlotte Certificates of Participation Series B, 5.00% due 6/1/2006    Aa1/AA+           1,075,330
                            (FY Project)
70,000                      Gastonia Housing Corp. First Lien Rev Series A, 5.75% due 7/1/2004      NR/A-             70,092
                            (Golfview Village Square Apartment Project)
925,000                     North Carolina Capital Facilities Finance Agency Educational            Aaa/AAA           1,011,561
                            Facilities Revenue Series A, 5.00% due 4/1/2007 (Johnson & Wales
                            University Project; Insured: XL Capital)
2,860,000                   North Carolina Eastern Municipal Power Agency Power Systems Revenue,    Aaa/AAA           3,321,089
                            6.125% due 1/1/2009 (Insured: MBIA)
3,000,000                   North Carolina Eastern Municipal Power Agency Power Systems Revenue     Baa3/BBB          3,240,180
                            Refunding Series D, 5.375% due 1/1/2011
650,000                     North Carolina Eastern Municipal Power Agency Power Systems Revenue     Baa3/BBB          699,628
                            Series C, 5.25% due 1/1/2012
1,000,000                   North Carolina Eastern Municipal Power Agency Power Systems Series A,   Baa3/BBB          1,093,240
                            5.50% due 1/1/2012
1,055,000                   North Carolina Eastern Municipal Power Agency Power Systems Series C,   Baa3/BBB          1,132,405
                            5.25% due 1/1/2013
1,350,000                   North Carolina Medical Care Commission, 5.00% due 6/1/2006 (Rex         Aaa/AAA           1,455,030
                            Healthcare Project; Insured: AMBAC)
2,400,000                   North Carolina Municipal Power Agency 1 Catawba Electric Revenue,       Aaa/AAA           2,804,136
                            6.00% due 1/1/2010 (Insured: MBIA)
2,505,000                   North Carolina Municipal Power Agency 1 Catawba Electric Revenue        Baa1/BBB+         2,790,670
                            Series A, 5.50% due 1/1/2013
1,000,000                   North Carolina Municipal Power Agency 1 Catawba Electric Revenue        Baa1/BBB+         1,139,200
                            Series B, 6.375% due 1/1/2013
3,400,000                   North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007      Aaa/AAA           3,793,040
                            (Insured: MBIA)
3,700,000                   North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008      Aaa/AAA           4,212,709
                            (Insured: MBIA)
2,000,000                   Raleigh Durham Airport Authority Airport Revenue Series A, 5.50% due    Aaa/NR            2,198,800
                            11/1/2006 (Insured: FGIC)
1,030,000                   University of North Carolina Systems Pool Revenue Refunding Series B,   Aaa/AAA           1,155,351
                            5.00% due 4/1/2012 (Insured: AMBAC)
North Dakota                (0.10%)
910,000                     Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due     Aaa/AAA           977,258
                            8/15/2005 (Altru Health System Project; Insured: MBIA)
Ohio                        (2.50%)
2,205,000                   Bellefontaine Hospital Revenue Refunding, 6.00% due 12/1/2013 (Mary     NR/BBB+           2,254,921
                            Rutan Health Associates Project)
4,210,000                   Cleveland Cuyahoga County Port Authority Revenue, 6.00% due             NR/NR             4,503,816
                            11/15/2010
2,255,000                   Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due          Baa1/A            2,434,723
                            1/15/2006 (University Hospital Health Systems Project)
1,400,000                   Hudson City Library Improvement, 6.35% due 12/1/2011                    Aa2/NR            1,681,610
520,000                     Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011     Aa2/NR            571,511
1,200,000                   Lorain County Hospital Revenue Refunding Catholic Healthcare Partners   Aaa/AAA           1,369,332
                            B, 6.00% due 9/1/2008 (Insured: MBIA)
1,300,000                   Mahoning Valley District Water Refunding, 5.85% due 11/15/2008          Aaa/AAA           1,502,241
                            (Insured: FSA)
770,000                     Mahoning Valley District Water Refunding, 5.90% due 11/15/2009          Aaa/AAA           902,494
                            (Insured: FSA)
2,250,000                   Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic Health         Aa2/AA            2,559,668
                            Initiatives Project)
2,385,000                   Montgomery County Revenue, 6.00% due 12/1/2009 (Catholic Health         Aa2/AA            2,730,133
                            Initiatives Project)
1,530,000                   Montgomery County Revenue, 6.00% due 12/1/2010 (Catholic Health         Aa2/AA            1,751,682
                            Initiatives Project)
1,000,000                   Montgomery County Solid Waste Revenue, 6.00% due 11/1/2005 (Insured:    Aaa/AAA           1,082,250
                            MBIA)
2,000,000                   Ohio State Building Authority Refunding Adult Corrections Facilities,   Aaa/AAA           2,174,280
                            5.00% due 10/1/2006 (Insured: FSA)
1,000,000                   Ohio State Highway Capital Improvement Series C, 5.00% due 5/1/2006     Aa1/AAA           1,077,540
5,000,000                   Ohio State Unlimited Tax General Obligation Series A, 5.75% due         Aa1/AA+           5,805,600
                            6/15/2010
680,000                     Plain Local School District Capital Appreciation, 0% due 12/1/2006      Aaa/NR            641,580
                            (Insured: FGIC)
845,000                     Plain Local School District Capital Appreciation, 0% due 12/1/2007      Aaa/NR            769,533
                            (Insured: FGIC)
975,000                     Reading Revenue Development, 6.00% due 2/1/2009 (St. Mary's             NR/AA             1,114,250
                            Educational Institute Project; Insured: Radian)
Oklahoma                    (2.40%)
1,235,000                   Claremore Public Works Authority Revenue Refunding, 6.00% due           Aaa/NR            1,358,648
                            6/1/2006 (Insured: FSA)
1,340,000                   Claremore Public Works Authority Revenue Refunding, 6.00% due           Aaa/NR            1,512,016
                            6/1/2007 (Insured: FSA)
740,000                     Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010     Aaa/NR            830,635
                            (Insured: MBIA)
2,380,000                   Oklahoma Authority Revenue Refunding Health Systems Obligation Group    Aaa/AAA           2,674,406
                            Series A, 5.75% due 8/15/2007 (Insured: MBIA)
2,340,000                   Oklahoma Authority Revenue Refunding Health Systems Obligation Group    Aaa/AAA           2,695,727
                            Series A, 6.00% due 8/15/2010 (Insured: MBIA)
740,000                     Oklahoma Development Finance Authority Health Facilities Revenue,       Aaa/AAA           852,865
                            5.75% due 6/1/2011 (Insured: AMBAC)
1,265,000                   Oklahoma Development Finance Authority Hospital Revenue Series A,       NR/A-             1,359,976
                            5.25% due 12/1/2011 (Duncan Regional Hospital Project)
1,330,000                   Oklahoma Development Finance Authority Hospital Revenue Series A,       NR/A-             1,419,868
                            5.25% due 12/1/2012 (Duncan Regional Hospital Project)
1,250,000                   Oklahoma Development Finance Authority Hospital Revenue Series A,       NR/A-             1,332,525
                            5.25% due 12/1/2013 (Duncan Regional Hospital Project)
5,000,000                   Oklahoma Housing Development Authority Revenue Lease Purchase Program   Aa3/NR            5,302,300
                            Series A, 5.10% due 11/1/2005
1,000,000                   Oklahoma State Industrial Authority Revenue Refunding Integris Health   Aaa/AAA           1,064,450
                            System, 5.50% due 8/15/2005 (Insured: MBIA)
4,250,000                   Shawnee Hospital Authority Hospital Revenue Refunding, 6.125% due       NR/BBB+           4,348,855
                            10/1/2014 (Midamerica Healthcare Inc. Project)
2,650,000                   Tulsa County Independent School District, 4.50% due 8/1/2006            Aa3/A+            2,832,081
1,500,000                   Tulsa County Industrial Authority Capital Series B, 4.00% due           NR/AA             1,554,720
                            5/15/2005
2,000,000                   Tulsa County Industrial Authority Capital Series B, 4.00% due           NR/AA             2,105,560
                            5/15/2006
1,000,000                   Tulsa Metropolitan Utility Authority Water Series A, 5.60% due          NR/AA             1,035,960
                            11/1/2004
750,000                     Tulsa Public Facilities Authority Solid Waste Steam & Electric          Aaa/AAA           775,133
                            Revenue Refunding Series 1994, 5.45% due 11/1/2004 (Ogden Martin
                            Systems of Tulsa Project; Insured: AMBAC)
Oregon                      (0.20%)
915,000                     Clackamas County Hospital Facility Authority Revenue Refunding Series   NR/NR             907,085
                            A, 5.50% due 9/15/2008 (Odd Fellows Home Project)
1,000,000                   Medford Hospital Facilities Authority Revenue Series A, 5.25% due       Aaa/AAA           1,087,580
                            8/15/2006 (Asante Health Systems Project; Insured: MBIA)
640,000                     Portland Oregon, 4.40% due 3/1/2004                                     Aa2/NR            643,546
750,000                     Salem Oregon Water & Sewer Revenue, 6.00% due 6/1/2005 (Insured:        Aaa/AAA           798,652
                            MBIA)
Pennsylvania                (2.70%)
1,505,000                   Allegheny County Hospital Development Health Series B, 6.30% due        Baa1/NR           1,548,254
                            5/1/2009 (South Hills Health System Project)
1,000,000                   Allegheny County Hospital Development Refunding, 4.40% due 11/1/2005    Aaa/AAA           1,052,530
                            (Health Center UPMC Health Systems Project; Insured: MBIA)
1,000,000                   Delaware County Pennsylvania Authority Revenue, 5.50% due 11/15/2007    Aaa/AAA           1,114,930
                            (Insured: AMBAC)
4,250,000                   Delaware County Pollution Control Refunding Series A, 1.00% due         A3/BBB+           4,346,177
                            4/1/2021 put 10/1/2004 (Peco Energy Co. Project)
1,000,000                   Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009         Aa2/AA-           1,113,900
1,605,000                   Manheim Township School Authority School Revenue Series 1978, 6.625%    NR/AAA            1,755,870
                            due 12/1/2007 pre-refunded 12/1/2005
730,000                     Montgomery County Higher Education & Health Authority, 6.25% due        Baa3/NR           755,966
                            7/1/2006
550,000                     Montgomery County Higher Education & Health Authority, 6.375% due       Baa3/NR           573,738
                            7/1/2007
2,000,000                   Montgomery County Industrial Development Authority Pollution Control    A2/BBB+           2,045,260
                            Revenue Series A, 1.00% due 10/1/2030 put 10/1/2004 (Peco Energy Co.
                            Project)
150,000                     Pennsylvania Higher Education Facilities Authority Revenue, 6.15% due   Baa3/NR           151,902
                            4/1/2004 (ETM)*
1,500,000                   Pennsylvania Higher Educational Facilities Authority Health Services    A3/A              1,583,400
                            Revenue, 5.50% due 1/1/2009 (University of Pennsylvania Health
                            Systems Project)
750,000                     Pennsylvania Higher Educational Facility Series A, 6.00% due 1/1/2005   A3/A              782,685
                            (University of Pennsylvania Health Systems Project)
4,500,000                   Pennsylvania State Higher Educational Facilities Authority, 7.00% due   A3/A              4,607,730
                            1/1/2009 (University of Pennsylvania Project)
1,500,000                   Pennsylvania State Higher Educational Facilities Authority Revenue,     VMIG1/NR          1,567,350
                            4.00% due 11/1/2032 put 11/1/2005 (LOC: Allied Irish Banks PLC)
900,000                     Pennsylvania State Second Series, 5.25% due 10/1/2008                   Aa2/AA            1,014,471
5,255,000                   Pennsylvania State Unrefunded First Series, 5.00% due 4/15/2005         Aa2/AA            5,350,168
1,425,000                   Philadelphia Authority For Industrial Development Revenues, 8.00% due   Aaa/NR            1,502,121
                            1/1/2014 pre-refunded 7/1/2004
1,000,000                   Philadelphia Hospital & Higher Education Facilities Authority           A1/AA-            1,073,700
                            Revenue, 5.50% due 5/15/2006 (Jefferson Health Systems Project)
1,255,000                   Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00%     Aaa/AAA           1,388,319
                            due 7/1/2008 (Latrobe Area Hospital Project; Insured: AMBAC)
1,320,000                   Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00%     Aaa/AAA           1,465,305
                            due 7/1/2009 (Latrobe Area Hospital Project; Insured: AMBAC)
1,400,000                   Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25%     Aaa/AAA           1,570,688
                            due 7/1/2011 (Latrobe Area Hospital Project; Insured: AMBAC)
1,000,000                   Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25%     Aaa/AAA           1,124,580
                            due 7/1/2012 (Latrobe Area Hospital Project; Insured: AMBAC)
Rhode Island                (2.10%)
1,075,000                   Providence Public Building Authority Refunding Series B, 5.75% due      Aaa/AAA           1,219,846
                            12/15/2007 (Insured: FSA)
1,000,000                   Providence Public Building Authority School Project Series B, 5.00%     Aaa/AAA           1,068,080
                            due 12/15/2005 (Insured: MBIA)
1,000,000                   Providence Public Building Authority School Project Series B, 4.00%     Aaa/AAA           1,062,890
                            due 12/15/2006 (Insured: MBIA)
1,000,000                   Providence Public Building Authority School Project Series B, 4.00%     Aaa/AAA           1,069,940
                            due 12/15/2007 (Insured: MBIA)
1,880,000                   Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)                 Aaa/AAA           2,169,501
4,455,000                   Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due       Aaa/AAA           4,727,201
                            10/1/2005 (State Public Projects; Insured: AMBAC)
10,085,000                  Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due       Aaa/AAA           10,946,763
                            10/1/2006 (State Public Projects; Insured: AMBAC)
2,075,000                   Rhode Island Economic Development Corp. Revenue, 5.75% due 7/1/2010     NR/AA             2,355,291
                            (Providence Place Mall Project; Insured: Radian)
1,960,000                   Rhode Island State Health & Education Building, 4.50% due 9/1/2009      NR/A+             2,099,415
                            (Butler Hospital Project; LOC: Fleet National Bank)
1,565,000                   Rhode Island State Health & Educational Building Corp. Revenue          NR/A+             1,686,287
                            Hospital Financing, 5.25% due 7/1/2014 (Memorial Hospital Project;
                            LOC: Fleet Bank)
South Carolina              (1.70%)
2,050,000                   Charleston County Certificates of Participation, 6.00% due 12/1/2007    Aaa/AAA           2,341,346
                            (Insured: MBIA)
1,445,000                   Kershaw County School District Series B, 4.60% due 3/1/2007             Aa1/AA+           1,523,854
1,000,000                   Medical University of South Carolina Hospital Facilities Revenue,       Baa2/NR           1,061,570
                            5.50% due 7/1/2005 (ETM)*
945,000                     Piedmont Municipal Power Agency Electric Revenue, 6.375% due 1/1/2006   Aaa/AAA           1,029,559
                            (Insured: FGIC)
5,000,000                   Richland County Environmental Improvement Revenue Refunding Series A,   Baa2/BBB          5,266,250
                            4.25% due 10/1/2007 (International Paper Co. Project)
1,000,000                   South Carolina Jobs Economic Development Authority Hospital             Baa2/BBB          1,276,250
                            Facilities Revenue Improvement Series A, 7.375% due 12/15/2021
                            pre-refunded 12/15/2010 (Palmetto Health Alliance Project)
3,530,000                   South Carolina State Public Service Authority Refunding Series A,       Aaa/AAA           3,922,606
                            6.50% due 1/1/2008 (Insured: MBIA)
2,000,000                   South Carolina State Public Service Authority Revenue Refunding         Aa2/AA-           2,130,460
                            Series D, 5.00% due 1/1/2006
2,315,000                   South Carolina State Public Service Authority Revenue Refunding         Aa2/AA-           2,514,136
                            Series D, 5.00% due 1/1/2007
1,720,000                   York County Refunding, 5.00% due 6/1/2006 (Insured: FSA)                Aaa/AAA           1,855,089
South Dakota                (0.40%)
1,160,000                   South Dakota Health & Educational Facilities Authority Revenue, 5.00%   Aaa/AAA           1,283,459
                            due 9/1/2010 (Rapid City Regional Hospital Project; Insured: MBIA)
1,100,000                   South Dakota Health & Educational Facilities Authority Revenue, 5.50%   Aaa/AAA           1,250,722
                            due 9/1/2011 (Rapid City Regional Hospital Project; Insured: MBIA)
2,235,000                   South Dakota State Building Authority Lease Revenue, 6.625% due         Aaa/AAA           2,277,018
                            9/1/2012 pre-refunded 9/1/2004 @100 (Insured: AMBAC)
1,000,000                   South Dakota State Health & Educational Facilities Authority Revenue    Aaa/AAA           1,163,380
                            Refunding, 6.25% due 7/1/2009 ( Mc Kinnan Hospital Project; Insured:
                            MBIA)
Tennessee                   (0.70%)
2,000,000                   Chattanooga Hamilton County Refunding, 5.375% due 10/1/2004 (Erlanger   Aaa/AAA           2,063,420
                            Medical Center Project; Insured: FSA)
2,420,000                   Clarksville Natural Gas Refunding, 5.00% due 11/1/2004                  NR/BBB+           2,474,160
870,000                     Franklin Industrial Development Multi Family Refunding Housing Series   Aaa/AAA           922,826
                            A, 5.75% due 4/1/2010 (Insured: FSA)
1,000,000                   Hamilton County Industrial Development Board, 5.75% due 9/1/2005        Aaa/AAA           1,071,150
                            (Insured: FGIC)
2,000,000                   Knox County Health Educational & Housing Facilities Board Hospital      Aaa/AAA           2,131,680
                            Facilities Revenue Refunding, 5.00% due 1/1/2006 (Insured: FSA)
1,050,000                   Shelby County Series A, 0% due 5/1/2011 pre-refunded 5/1/2005 @         Aa2/AA+           717,580
                            69.561
Texas                       (11.90%)
1,350,000                   Amarillo Health Facilities Corp. Hospital Revenue, 5.50% due 1/1/2011   Aaa/NR            1,514,565
                            (Baptist St. Anthony's Hospital Corp. Project; Insured: FSA)
1,000,000                   Austin Texas Refunding, 5.00% due 3/1/2011                              Aa2/AA+           1,118,090
1,000,000                   Austin Utility Systems Revenue Refunding Comb. Series A, 5.60% due      Aaa/AAA           1,018,450
                            5/15/2007 (Insured: MBIA)
1,000,000                   Bell County Health Facilities Development Corp. Revenue Series A,       Aaa/AAA           1,174,840
                            6.25% due 8/15/2010 (Scott & White Memorial Hospital Project;
                            Insured: MBIA)
1,800,000                   Bexar County Housing Finance Corp. Multi Family Housing Revenue,        Aaa/NR            1,922,544
                            5.00% due 1/1/2011 (Insured: MBIA)
1,250,000                   Cedar Hill Independent School District Refunding, 0% due 8/15/2010      NR/AAA            961,412
                            (Guaranty: PSF)
1,700,000                   Clint Independent School District Refunding, 5.50% due 2/15/2011        Aaa/AAA           1,955,136
                            (Guaranty: PSF)
1,425,000                   Clint Independent School District Refunding, 5.50% due 2/15/2012        Aaa/AAA           1,619,484
                            (Guaranty: PSF)
3,300,000                   Coppell Independent School District Refunding, 0% due 8/15/2007         NR/AAA            3,016,530
                            (Guaranty: PSF)
1,025,000                   Corpus Christi Business & Job Development Corp. Sales Tax Revenue,      Aaa/AAA           1,148,799
                            5.00% due 9/1/2012 (Refunding & Improvement Arena Project; Insured:
                            AMBAC)
2,000,000                   Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2005   Aaa/AAA           2,125,280
                            (Insured: FSA)
4,070,000                   Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2006   Aaa/AAA           4,448,632
                            (Insured: FSA)
2,000,000                   Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2008   Aaa/AAA           2,263,440
                            (Insured: FSA)
4,780,000                   Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2009   Aaa/AAA           5,470,567
                            (Insured: FSA)
450,000                     Dallas Tax Increment Financing Reinvestment Zone 2, 5.75% due           NR/AA             491,751
                            8/15/2006 (Insured: Radian)
1,200,000                   Dallas/Fort Worth Regional Airport Revenue Refunding Joint Series A,    Aaa/AAA           1,247,484
                            7.375% due 11/1/2011 (Insured: FGIC)
4,945,000                   Duncanville Independent School District Refunding Series B, 0% due      Aaa/AAA           3,807,007
                            2/15/2011 (Guaranty: PSF)
1,245,000                   Duncanville Independent School District Refunding Series B, 0% due      Aaa/AAA           907,941
                            2/15/2012 (Guaranty: PSF)
4,500,000                   Ector County Hospital District Hospital Revenue Refunding, 5.50% due    Aaa/AAA           4,555,080
                            4/15/2004 (Insured: MBIA)
8,305,000                   Fort Worth Independent School District Premium Refunding, 0% due        Aa2/AA            7,605,304
                            2/15/2006
3,800,000                   Fort Worth Water & Sewer Revenue Refunding & Improvement, 5.25% due     Aa2/AA            4,187,980
                            2/15/2011
1,390,000                   Fort Worth Water & Sewer Revenue Series 2001, 5.25% due 2/15/2011       Aa2/AA            1,576,580
                            (Tarrant & Denton County Project)
2,005,000                   Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)                    Aaa/AAA           2,139,255
4,000,000                   Gulf Coast Waste Disposal Authority Environmental Facilities Revenue    Baa2/BBB+         4,187,920
                            Refunding, 4.20% due 11/1/2006 (Occidental Project)
1,000,000                   Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00%      Aaa/AAA           1,123,100
                            due 10/1/2010 (Bayport Area Systems Project; Insured: AMBAC)
1,000,000                   Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00%      Aaa/AAA           1,123,000
                            due 10/1/2011 (Bayport Area Systems Project; Insured: AMBAC)
750,000                     Harlingen Consolidated Independent School, 7.50% due 8/15/2009          Aaa/AAA           934,725
                            (Guaranty: PSF)
500,000                     Harris County Health Facilities Development Corp. Hospital Revenue      Aaa/AAA           594,970
                            Refunding  Series A, 6.00% due 6/1/2012 (Memorial Hospital Systems
                            Project; Insured: MBIA)
4,410,000                   Harris County Health Facilities Development Corp. Thermal Utility       Aaa/AAA           4,942,772
                            Revenue, 5.45% due 2/15/2011 (Insured: AMBAC)
600,000                     Harris County Health Facilities Hospital Series A, 6.00% due 6/1/2010   Aaa/AAA           696,888
                            (Memorial Hospital Systems Project; Insured: MBIA)
755,000                     Harris County Hospital District Mortgage Revenue, 7.40% due 2/15/2010   Aaa/AAA           842,829
                            (Insured: AMBAC) (ETM)*
1,045,000                   Harris County Hospital District Mortgage Revenue Unrefunded Balance     Aaa/AAA           1,211,040
                            Refunding, 7.40% due 2/15/2010 (Insured: AMBAC)
10,000,000                  Harris County Hospital District Revenue Refunding, 5.75% due            Aaa/AAA           11,388,300
                            2/15/2011 (Insured: MBIA)
2,000,000                   Harris County Hospital District Revenue Refunding, 5.75% due            Aaa/AAA           2,276,260
                            2/15/2012 (Insured: MBIA)
3,260,000                   Harris County Sports Authority Revenue Senior Lien Series G, 0% due     Aaa/AAA           2,575,335
                            11/15/2010 (Insured: MBIA)
3,000,000                   Hays Consolidated Independent School District Capital Appreciation,     Aaa/AAA           2,263,350
                            0% due 8/15/2011 (Guaranty: PSF)
1,000,000                   Irving Independent School District, 0% due 2/15/2005 (Guaranty: PSF)    Aaa/AAA           984,520
500,000                     Irving Independent School District Capital Appreciation, 0% due         Aaa/AAA           499,310
                            2/15/2004 (Guaranty: PSF)
1,000,000                   Lewisville Combination Contract Revenue, 4.125% due 5/1/2031 put        NR/AA             1,048,610
                            11/1/2006 (Special Assessment Castle Hills Project Number 3; LOC:
                            Wells Fargo Bank)
500,000                     Lower Colorado River Authority Revenue Refunding & Improvement, 8.00%   Aaa/AAA           644,335
                            due 5/15/2010 (Insured: FSA)
3,000,000                   Matagorda County Navigation District 1 Adjusted Refunding Central       Baa2/BBB          2,998,680
                            Power A, 2.15% due 5/1/2030 put 11/1/2004
3,065,000                   Mesquite Independent School District Refunding, 0% due 8/15/2011        NR/AAA            2,274,598
                            (Guaranty: PSF)
1,415,000                   Midlothian Independent School District Refunding, 0% due 2/15/2008      Aaa/NR            1,265,350
                            (Guaranty: PSF)
1,200,000                   Midlothian Independent School District Refunding, 0% due 2/15/2009      Aaa/NR            1,027,128
                            (Guaranty: PSF)
700,000                     Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010           Baa2/AA           798,441
                            (Insured: Radian)
740,000                     Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011           Baa2/AA           846,575
                            (Insured: Radian)
2,275,000                   New Caney Independent School District Refunding, 0% due 2/15/2005       Aaa/AAA           2,239,783
                            (Guaranty: PSF)
5,000,000                   North Texas Thruway Authority Dallas North Thruway Systems Revenue      Aaa/AAA           5,518,800
                            Refunding Series B, 5.00% due 1/1/2038 (Insured: AMBAC)
6,000,000                   Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012       Baa2/BBB-         6,318,660
1,970,000                   Socorro Independent School District Series A, 5.75% due 2/15/2011       NR/AAA            2,205,297
                            (Guaranty: PSF)
965,000                     Southlake Tax Increment Certificates of Obligation Series B, 0% due     Aaa/AAA           865,759
                            2/15/2007 (Insured: AMBAC)
1,120,000                   Southlake Tax Increment Certificates of Obligation Series B, 0% due     Aaa/AAA           944,955
                            2/15/2008 (Insured: AMBAC)
1,275,000                   Southlake Tax Increment Certificates of Obligation Series B, 0% due     Aaa/AAA           1,012,503
                            2/15/2009 (Insured: AMBAC)
1,440,000                   Southlake Tax Increment Certificates of Obligation Series B, 0% due     Aaa/AAA           1,072,167
                            2/15/2010 (Insured: AMBAC)
500,000                     Spring Branch Independent School District, 7.50% due 2/1/2011           Aaa/AAA           634,955
                            (Guaranty: PSF)
580,000                     Tarrant County Health Facilities, 5.875% due 11/15/2007                 A3/A              642,141
                            (Adventist/Sunbelt Health System Project)
650,000                     Tarrant County Health Facilities, 6.00% due 11/15/2009                  A3/A              732,758
                            (Adventist/Sunbelt Health System Project)
730,000                     Tarrant County Health Facilities, 6.10% due 11/15/2011                  A3/A              820,425
                            (Adventist/Sunbelt Health System Project)
1,400,000                   Tarrant County Health Facilities Development Corp., 5.75% due           Aaa/AAA           1,581,272
                            2/15/2011 (Texas Health Resources Project; Insured: MBIA)
1,000,000                   Texarkana Health Facilities Development Corp. Hospital Revenue, 5.75%   Aaa/AAA           1,135,070
                            due 10/1/2008 (Insured: MBIA)
1,945,000                   Texas Affordable Housing Corp. M  Series A, 4.85% due 9/1/2012          Aaa/AAA           2,089,902
                            (Insured: MBIA)
2,000,000                   Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012          Aaa/AAA           2,149,000
                            (Insured: MBIA)
1,000,000                   Texas Public Finance Authority Building Revenue State Preservation      Aaa/AAA           1,155,310
                            Project Series B, 6.00% due 8/1/2011 (Insured: FSA)
6,700,000                   Texas State Public Finance Authority Building Revenue Refunding, 0%     Aaa/AAA           6,604,190
                            due 2/1/2005 (Insured: MBIA)
7,000,000                   Texas State Turnpike Authority Central Texas Turnpike Systems Rev.      Aa3/AA            7,748,930
                            Bond Anticipation Note 2nd Tier, 5.00% due 6/1/2008
1,000,000                   Town Center Improvement District Texas Sales & Hotel Occupancy Tax,     Aaa/AAA           1,071,010
                            5.00% due 3/1/2006 (Insured: FGIC)
1,000,000                   Travis County, 5.00% due 3/1/2007                                       Aaa/AAA           1,091,490
500,000                     Travis County, 5.00% due 3/1/2010                                       Aaa/AAA           545,570
2,300,000                   Travis County Health Development Corp. Series A, 5.75% due 11/15/2008   Aaa/AAA           2,626,623
                            (Insured: MBIA)
1,000,000                   Travis County Health Facilities Development Corp. Revenue Ascension     Aaa/AAA           1,129,660
                            Health Credit Series A, 5.75% due 11/15/2007 (Insured: MBIA)
3,750,000                   Travis County Health Facilities Development Corp. Revenue Series A,     Aaa/AAA           4,318,537
                            5.75% due 11/15/2009 (Insured: MBIA)
2,000,000                   Travis County Health Facilities Development Series A, 5.75% due         Aaa/AAA           2,285,720
                            11/15/2010 (Ascension Health Project; Insured: MBIA)
2,020,000                   Washington County Health Facilities Development Corp. Revenue, 5.35%    NR/A              2,225,798
                            due 6/1/2009 (Insured: ACA)
Utah                        (1.00%)
385,000                     Intermountain Power Agency Power Supply Revenue Series A, 5.20% due     A1/A+             393,978
                            7/1/2006 (ETM)*
355,000                     Intermountain Power Agency Power Supply Revenue Series A, 5.00% due     Aaa/AAA           356,129
                            7/1/2012 (Insured: MBIA) (ETM)*
4,000,000                   Intermountain Power Agency Power Supply Revenue Series A, 5.50% due     A1/A+             4,094,240
                            7/1/2013 (ETM)*
630,000                     Intermountain Power Agency Power Supply Revenue Series B, 0% due        A1/A+             626,617
                            7/1/2004 (ETM)*
370,000                     Intermountain Power Agency Power Supply Revenue Series B, 0% due        A1/A+             367,043
                            7/1/2004
500,000                     Intermountain Power Agency Utah Power Supply Series E, 6.25% due        Aaa/AAA           589,600
                            7/1/2009 (Insured: FSA)
1,500,000                   Salt Lake County Municipal Building, 5.50% due 10/1/2009                Aa1/AA+           1,722,660
675,000                     Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured:      Aaa/AAA           736,661
                            AMBAC)
510,000                     Utah Board Regents Auxiliary Systems & Student Fee Revenue Refunding    NR/AA             567,916
                            Series A, 5.00% due 5/1/2010
1,570,000                   Utah County Municipal Building Authority Lease Revenue, 5.00% due       Aaa/NR            1,760,378
                            11/1/2010 (Insured: AMBAC)
500,000                     Utah State University Hospital Board of Regents Revenue, 5.50% due      Aaa/AAA           531,520
                            8/1/2005 (Insured: AMBAC)
1,000,000                   Utah State University Hospital Board of Regents Revenue, 5.25% due      Aaa/AAA           1,109,810
                            8/1/2008 (Insured: MBIA)
890,000                     Utah Water Finance Agency Revenue Pooled Loan Financing Program         Aaa/NR            1,000,120
                            Series A, 5.00% due 10/1/2011 (Insured: FHA/VA)
Vermont                     (0.10%)
680,000                     Vermont Educational & Health Buildings Financing Agency Revenue,        NR/BBB            720,120
                            6.00% due 9/1/2006 (Northwestern Medical Center Project)
Virginia                    (1.60%)
1,010,000                   Alexandria Industrial Development Authority Revenue, 5.75% due          Aaa/AAA           1,141,846
                            10/1/2007 (Insured: AMBAC)
1,070,000                   Alexandria Industrial Development Authority Revenue, 5.75% due          Aaa/AAA           1,228,927
                            10/1/2008 (Insured: AMBAC)
1,130,000                   Alexandria Industrial Development Authority Revenue, 5.75% due          Aaa/AAA           1,314,653
                            10/1/2009 (Insured: AMBAC)
1,195,000                   Alexandria Industrial Development Authority Revenue, 5.75% due          Aaa/AAA           1,400,528
                            10/1/2010 (Insured: AMBAC)
4,000,000                   Capital Region Airport Commission Refunding Series B, 8.125% due        Aaa/AAA           4,212,800
                            7/1/2014 (Insured: AMBAC)
1,500,000                   Chesterfield County Industrial Development, 5.50% due 10/1/2009         A3/BBB+           1,624,485
                            (Vepco Project)
2,075,000                   Fairfax County Economic Development Authority Lease Revenue, 5.30%      Aa1/AA+           2,107,723
                            due 5/15/2004 (Government Center Project)
530,000                     Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007           Aa2/AA            534,097
500,000                     Hampton Hospital Facilities Revenue Series A, 5.00% due 11/1/2005       Aa2/AA            529,890
3,000,000                   Hampton Redevelopment Housing Authority Multi Family Housing            Baa1/A-1          3,043,500
                            Refunding Series 1994, 7.00% due 7/1/2024 put 7/1/2004 (Chase Hampton
                            Apartments Project; LOC: Credit Suisse)
1,460,000                   Norton Industrial Development Authority Hospital Revenue Refunding      NR/A              1,644,018
                            Improvement, 5.75% due 12/1/2012 (Norton Community Hospital Project;
                            Insured: ACA)
3,000,000                   Suffolk Redevelopment Housing Authority Refunding, 1.00% due 7/1/2031   Aaa/NR            3,242,520
                            put 7/1/2011 (Windsor at Potomac Project; Collateralized: FNMA)
Washington                  (5.10%)
1,000,000                   Conservation & Renewable Energy Systems  Revenue Refunding, 5.00% due   Aa1/AA-           1,095,690
                            10/1/2007 (Washington Conservation Project)
2,000,000                   Energy Northwest Washington Electric Revenue Refunding Series A,        Aaa/AAA           2,251,040
                            5.375% due 7/1/2013 (Project Number 1; Insured: FSA)
1,675,000                   Energy Northwest Washington Revenue Series A, 4.75% due 7/1/2007        A3/A-             1,762,016
                            (Wind Project)
1,760,000                   Energy Northwest Washington Wind Project Revenue Series A, 4.95% due    A3/A-             1,863,893
                            7/1/2008
705,000                     Energy Northwest Washington Wind Project Revenue Series B, 4.95% due    A3/A-             746,616
                            7/1/2008
785,000                     Energy Northwest Washington Wind Project Revenue Series B, 5.20% due    A3/A-             828,167
                            7/1/2010
650,000                     Grant County Priest Rapids Hydroelectric, 6.00% due 1/1/2006            Aaa/AAA           704,867
                            (Insured: AMBAC)
1,885,000                   King County School District 414 Lake Washington Refunding, 3.00% due    Aa1/AA            1,918,270
                            12/1/2004
1,880,000                   Lewis County Public Utility District Refunding, 5.00% due 10/1/2007     Aa1/AA-           2,069,128
1,000,000                   Seattle Municipal Light & Power Revenue Refunding, 4.75% due 7/1/2007   Aaa/AAA           1,088,620
                            (Insured: FSA)
5,000,000                   Seattle Municipal Light & Power Revenue Refunding & Improvement,        Aaa/AAA           5,435,550
                            5.00% due 11/1/2006
1,000,000                   Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2005 (Insured:   Aaa/AAA           1,061,900
                            AMBAC)
1,000,000                   Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006 (Insured:   Aaa/AAA           1,083,090
                            AMBAC)
1,000,000                   Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007 (Insured:   Aaa/AAA           1,106,190
                            AMBAC)
2,150,000                   Spokane Washington Refunding, 5.00% due 12/15/2009                      A2/BBB            2,304,004
2,430,000                   Spokane Washington Refunding, 5.00% due 12/15/2010                      A2/BBB            2,575,047
550,000                     Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006         Aa1/AA-           577,709
                            (Tacoma Public Utilities Project)
800,000                     University of Washington Alumni Association Lease Revenue Refunding,    Aaa/AAA           816,704
                            4.50% due 8/15/2004 (University of Washington Medical Center Project;
                            Insured: MBIA)
900,000                     University of Washington Alumni Association Lease Revenue Refunding,    Aaa/AAA           943,488
                            4.50% due 8/15/2005 (University of Washington Medical Center Project;
                            Insured: MBIA)
1,000,000                   University of Washington Alumni Association Lease Revenue Refunding,    Aaa/AAA           1,080,670
                            5.00% due 8/15/2006 (University of Washington Medical Center Project;
                            Insured: MBIA)
1,100,000                   University of Washington Alumni Association Lease Revenue Refunding,    Aaa/AAA           1,207,492
                            5.00% due 8/15/2007 (University of Washington Medical Center Project;
                            Insured: MBIA)
1,500,000                   Washington Health Care Facilities, 5.50% due 12/1/2009 (Providence      Aaa/AAA           1,706,400
                            Services Project; Insured: MBIA)
900,000                     Washington Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)       Aaa/AAA           1,023,723
2,500,000                   Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011   Aaa/AAA           2,733,425
                            (Insured: FSA)
1,140,000                   Washington Public Power Supply System Refunding Revenue, 0% due         Aa1/AA-           993,510
                            7/1/2008 (Nuclear Project Number 3)
1,655,000                   Washington Public Power Supply System Series 96-A, 6.00% due 7/1/2006   Aaa/AAA           1,823,330
                            (Insured: MBIA)
1,000,000                   Washington Public Power Supply Systems, 6.00% due 7/1/2008 (Nuclear     Aaa/AAA           1,148,550
                            Project Number 1; Insured: AMBAC)
3,445,000                   Washington Public Power Supply Systems Refunding Series B, 0% due       Aa1/AA-           3,421,919
                            7/1/2004 (Nuclear Project Number 3)
1,810,000                   Washington Public Power Supply Systems Revenue Refunding Series A,      Aaa/AAA           1,994,095
                            6.00% due 7/1/2006 (Nuclear Project Number 2; Insured: AMBAC)
1,000,000                   Washington Public Power Supply Systems Revenue Refunding Series A,      Aaa/AAA           1,108,690
                            5.10% due 7/1/2010 (Nuclear Project Number 2; Insured: FSA)
830,000                     Washington Public Power Supply Systems Revenue Refunding Series B, 0%   Aa1/AA-           723,345
                            due 7/1/2008 (Nuclear Project Number 3)
1,000,000                   Washington State Health Care Facilities Authority Revenue, 4.00% due    Aaa/AAA           1,037,700
                            7/1/2005 (Overlake Hospital Medical Center Project; Insured: MBIA)
5,075,000                   Washington State Motor Vehicle Fuel Tax Series B, 5.00% due 7/1/2007    Aaa/AAA           5,570,929
                            (Insured: FGIC)
1,000,000                   Washington State Public Power Supply Systems Nuclear Project Number 2   Aa1/AA-           1,051,470
                            Revenue Refunding Series A, 4.90% due 7/1/2005
5,000,000                   Washington State Public Power Supply Systems Revenue Refunding Series   Aaa/AAA           5,549,200
                            A, 6.00% due 7/1/2007 (Nuclear Project Number 1; Insured: AMBAC)
6,810,000                   Washington State Series A, 5.00% due 7/1/2008 (Insured: FGIC)           Aaa/AAA           7,557,942
West Virginia               (0.30%)
520,000                     Harrison County Nursing Facility Revenue Refunding, 5.625% due          NR/NR             524,727
                            9/1/2010 (Salem Health Care Corp. Project; LOC: Fleet Bank)
172,249                     Marion County SFMR Series 1992, 7.75% due 7/10/2011                     NR/NR             174,977
1,500,000                   Pleasants County Pollution Control Revenue, 4.70% due 11/1/2007         Aaa/AAA           1,640,730
                            (Monongahela Power Co. Project; Insured: AMBAC)
2,000,000                   West Virginia Statewide Commission Lottery Revenue Series 1997-A,       Aaa/AAA           2,122,220
                            5.50% due 7/1/2005 (Insured: MBIA)
Wisconsin                   (1.10%)
1,500,000                   Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens Illinois   B1/BB+            1,811,985
                            Waste Project) (ETM)*
3,325,000                   Milwaukee Wisconsin, 5.00% due 3/15/2005                                Aa2/AA            3,475,623
500,000                     Transportation Revenue Series A, 5.50% due 7/1/2012 pre-refunded        Aa3/AA-           578,115
                            7/1/2010
800,000                     Wisconsin State Health & Educational Facilities Authority, 5.90% due    Aaa/AAA           856,112
                            8/15/2005 (Wheaton Franciscan Services Inc. Project; Insured: MBIA)
2,000,000                   Wisconsin State Health & Educational Facilities Authority Revenue,      Aaa/AAA           2,270,060
                            6.00% due 8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)
1,000,000                   Wisconsin State Health & Educational Facilities Authority Revenue       Aaa/AAA           1,043,890
                            Series A, 4.00% due 2/15/2006 (Gundersen Lutheran Hospital Project;
                            Insured: FSA)
1,000,000                   Wisconsin State Health & Educational Facilities Authority Revenue       Aaa/AAA           1,083,540
                            Series A, 5.00% due 2/15/2007 (Gundersen Lutheran Hospital Project;
                            Insured: FSA)
1,860,000                   Wisconsin State Health & Educational Facilities Authority Revenue       Aaa/AAA           2,051,896
                            Series A, 5.00% due 2/15/2009 (Gundersen Lutheran Hospital Project;
                            Insured: FSA)
1,250,000                   Wisconsin State Health & Educational Series A, 5.00% due 2/15/2008      Aaa/AAA           1,369,850
                            (Gundersen Lutheran Hospital Project)
Wyoming                     (0.30%)
1,615,000                   West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured:       NR/A              1,732,556
                            ACA)
2,500,000                   Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                        NR/AA-            2,081,850
Municipal Trust Certs.      (0.40%)
5,600,000                   Municipal Tax Exempt Trust Certificate Class A1 to A5, 4.60% due        NR/AAA            5,684,839
                            8/6/2008 (Insured: AMBAC)

                            TOTAL INVESTMENTS  (100%) (Cost $1,316,666,902)                                     $ 1,376,874,318

+ Credit ratings are unaudited.
* Escrowed to maturity
See notes to financial statements.



Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 2003

LIMITED TERM MUNICIPAL FUND-- NATIONAL PORTFOLIO
Index Comparison
Compares performance of Limited Term Municipal Fund -- National Portfolio, the Lehman Brothers Five-Year General Obligation Bond Index and the Consumer Price Index for the periods ended December 31, 2003. On December 31, 2003, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.3 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Municipal Fund - National Portfolio Class I Total Returns, Since July 5, 1996, versus Lehman Brothers Five-Year GO Index and Consumer Price Index (CPI)


Date                           LTMIX      Lehman 5 Yr GO Index      CPI
        Jul-96              $10,000.00          $10,000.00      $10,000.00
        Dec-96              $10,263.73          $10,316.30      $10,140.78
        Mar-97              $10,316.25          $10,299.87      $10,191.56
        Sep-97              $10,709.80          $10,786.61      $10,283.62
        Dec-97              $10,864.80          $10,985.12      $10,324.80
        Dec-98              $11,427.11          $11,627.27      $10,501.65
        Dec-99              $11,515.13          $11,792.65      $10,755.13
        Dec-00              $12,335.63          $12,701.06      $11,111.71
        Dec-01              $12,979.66          $13,487.87      $11,283.26
        Dec-02              $13,998.83          $14,737.24      $11,704.57
        Dec-03              $14,492.82          $15,346.00      $11,937.69





Class I Shares Average Annual Total Returns
(year ended 12/31/03)
One year:                  3.53%
Five years:                4.87%
From inception (7/5/96):   5.24%

         The Consumer Price Index (CPI) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

         The Lehman Brothers Five-Year General Obligation Bond Index is a broad measure of municipal bond market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years.

Thornburg limited term municipal fund national portfolio - I shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund - National Portfolio to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund--National Portfolio took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 12/31/93 through 12/31/03 (after sales charges and fund expenses)

Lipper Tax-exempt
Money Market Index                  $2,883

Thornburg Limited Term Municipal Fund -
Nat'l Portfolio A Shares
(after capital gains taxes)         $6,028

The chart above is for the Fund's Class I Shares only. Class A and Class C shares of the Fund have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns for one year, three years, five years, and since inception for the Class I shares.
*Prior to 7/5/96 the illustrations include actual returns of the Class A shares adjusted for the lower Institutional expenses.

Note 1: Future increases, if any,
of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class I shares of Thornburg Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning NAV price at $13.75 per share and the ending NAV at $13.93 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Thornburg Limited Term Municipal Fund - National Portfolio representing appreciation of the share price is assumed to be taxed at a 15% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Limited Term Municipal Fund - National Portfolio invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class I shares of LTMIX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Thornburg Limited Term Municipal Fund - National Portfolio also declares dividends daily and pays them monthly.

Note 5: An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in such funds.

         The Lipper Tax-Exempt Money Market Funds Index is the average of the 30 largest funds in the Lipper Tax-Exempt Money Market Fund Category. These funds invest in high quality municipal obligations with dollar-weighted average maturities of less than 90 days. Tax-exempt money market funds intend to keep a constant net asset value.


Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.


Thornburg Limited Term Municipal Fund California Portfolio

Semi-Annual Report
December 31, 2003

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio ALL DATA AS OF 12/31/03.

 FUND FACTS: Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                          A Shares  C Shares

Annualized Distribution Rate (at NAV)       2.66%    2.40%

SEC Yield                                   1.59%    1.36%

NAV                                        $13.14   $13.15

Maximum Offering Price                     $13.34   $13.15

 TOTAL RETURNS: (Annual Average - After Subtracting Maximum Sales Charge)

One Year                                    1.01%    1.75%

Three Years                                 3.87%    3.99%

Five Years                                  3.65%    3.58%

Ten Years                                   4.11%    N/A

Since Inception                             5.32%    4.20%

Inception Date                             2/19/87   9/1/94


The investment return and principal value of an investment in the Fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Total return figures for the Public Offering Price (POP) include subtraction of maximum sales charge of 1.50% for the A shares. Total return figures at the Public Offering Price for the C shares include a 0.50% CDSC for the first year only.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total daily dividend distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund's NAV and current distributions.

Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

January 22, 2004

Dear Fellow Shareholder:

I am pleased to present the semi-annual report for your California Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the A shares decreased by 6 cents to $13.14 during the six-month period ending December 31, 2003. If you were with us for the entire period, you received dividends of 17.0 cents per share. If you reinvested dividends, you received 17.1 cents per share. Investors who owned C shares received dividends of 15.4 and 15.5 cents per share respectively.

Market interest rates for municipal bonds -- and therefore bond prices -- were rather volatile in 2003. For instance, the market yield for a five-year high-quality municipal bond ranged between a low of 1.90% and a high of 2.89%. Most of the volatility was seen during the summer as the market bounced between fears of deflation and inflation. In the end, bond yields finished the year slightly below where they began the year, and most intermediate bond prices rose slightly.

Putting income and the change in price together, your Fund's A shares produced a total return of 2.54% in 2003, assuming a beginning of the year investment at the Fund's net asset value. The Lehman Brothers Five-Year General Obligation Bond Index produced a 4.19% total return over the same period. Interest rates moved slightly lower over the course of the year, allowing longer duration bonds to generally outperform shorter duration bonds. Since your Fund kept a shorter duration than the index and allocated a large percentage of its portfolio to short-term bonds, its return fell short of the index' return. We have kept our duration shorter than the index thus far in 2004 because we believe that doing so will help the Fund's performance if interest rates rise.

The index also differs from your Fund in that it is made up of bonds from all over the country, whereas your Fund is principally invested in California municipal bonds. In the wake of the State's declining credit rating, California bonds significantly underperformed bonds from other states in 2003. Though the Fund has no exposure to State of California general obligation bonds that are not credit enhanced, the Fund did participate in some of the market downside that spilled over to even the highest-quality bonds.

We continue to monitor the State's budgetary difficulties closely. The governor recently came out with a fairly creditable plan to balance the budget by the 2006-07 fiscal year. While we applaud the effort, we believe the plan relies on certain optimistic assumptions and may prove difficult to implement. It will also leave the State with over twice the amount of general obligation debt it had in 2002. Recent signs of economic strength encourage us and we believe the State has the economic resources to meet its current challenges, but we are concerned that a political stalemate may prolong budgetary difficulties.

Your Thornburg Limited Term California Fund is a laddered portfolio of over 160 municipal obligations from all over California. Approximately 97% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund's weighted average maturity is 4.7 years. We always keep it to five years or less. As you know, we ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart portrays the percentages of your Fund's bond portfolio maturing in each of the coming years.

We would like to make a few observations regarding the interest rate environment. The U.S. economy is growing rapidly and starting to absorb some excess capacity: Witness 8.2% growth in the third quarter and market expectations of 4% fourth quarter growth. Consumer spending, corporate investment, and exports are all showing healthy gains.

The Federal Government is clearly following expansionist fiscal and monetary policies. Government spending, particularly for health care and defense, is eclipsing old records. The Federal Reserve Board has now held the real Federal Funds rate (defined as the nominal Fed Funds rate minus inflation) below zero for the past 16 months.

                   % of portfolio            Cumulative %
                   maturing within        maturing by end of
                        1 year =  6%         year 1 = 6%
                  1 to 2 years = 13%         year 2 = 19%
                  2 to 3 years = 12%         year 3 = 31%
                  3 to 4 years = 13%         year 4 = 44%
                  4 to 5 years = 9%          year 5 = 53%
                  5 to 6 years = 10%         year 6 = 63%
                  6 to 7 years = 7%          year 7 = 70%
                  7 to 8 years = 14%         year 8 = 84%
                  8 to 9 years = 11%         year 9 = 95%
                  over 9 years =  5%   over 9 years = 100%

As of 12/31/03. Portfolio holdings can and do vary over time.

There will be a much heavier calendar of Treasury bond issuance going forward. Estimates for the next year range between $800 billion and $1 trillion. These levels are close to twice the amount of bonds issued in recent years. Our country has become dependent on large quantities of foreign net investment to support its currency. Because of low interest rates and other factors, cash flows from overseas have slowed recently. If this trend continues, we will either have to live with a weaker dollar (which may push up inflation), or make our markets more attractive to foreign buyers.

Headline inflation is still fairly subdued, but pricing pressures clearly are building. The Core Consumer Price Index is up only 1.1% over the last year, but the Crude Materials Producer Price Index is up 18%.

If we put these and other factors together, we must conclude that the odds are skewed toward continued robust economic growth and higher interest rates by the end of 2004. However, we think that the pressures may take some more time to build and, in the meantime, bond prices are holding up well.

If interest rates do rise, the market price of most bonds will decline. Remember though, that short and intermediate bonds, like those in your Thornburg Limited Term California Fund, should not decline in price as much as long-term bonds. Furthermore, as the bonds in the Fund move closer to maturity, they should recover much, if not all, of their lost value. Most importantly, if interest rates go up we will be able to replace bonds as they mature with higher yielding bonds, which will increase the Funds' returns over time. Thus, even though short-term market values may be negatively impacted, the Fund should benefit from rising interest rates over longer periods of time.

Yields on money market funds are showing no signs of recovering soon. As of late January, the average taxable money market fund was yielding 0.52%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.31% after taxes! To see how your Fund has performed relative to the money market fund averages, turn to the back of this report.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg Limited Term Municipal Fund, California Portfolio.

Sincerely,

George Strickland
Portfolio Manager

         Past performance cannot guarantee future results.
         The Consumer Price Index ("CPI") measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

         The Producer Price Index (PPI) is a family of indexes that measures the average change over time in selling process received by domestic producers of goods and services. The PPI tracks price changes for almost the entire output of domestic goods-producing sectors: agriculture, fisheries, mining, forestry, scrap, and manufacturing. The PPI sample includes approximately 25,000 establishments and provides close to 100,000 price quotes per month. The Department of Labor's Bureau of Labor Statistics publishes the PPI monthly.

         The Lehman Brothers Five-Year General Obligation Bond Index is a broad measure of municipal bond market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years.

         Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.



Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio December 31, 2003
(Unaudited)

ASSETS
Investments at value (cost $174,034,548) ......................... $180,909,237
Cash .............................................................        9,468
Receivable for investments sold ..................................      479,638
Receivable for fund shares sold ..................................       56,421
Interest receivable ..............................................    2,890,393
Prepaid expenses and other assets ................................        3,727

                  Total Assets ...................................  184,348,884

LIABILITIES
Payable for fund shares redeemed .................................      106,161
Accounts payable and accrued expenses ............................       42,017
Payable to investment advisor (Note 3) ...........................       89,690
Dividends payable ................................................      409,049

                  Total Liabilities ..............................      646,917

NET ASSETS ....................................................... $183,701,967

NET ASSETS CONSIST OF:
         Net unrealized appreciation (depreciation) on investments $  6,874,689
         Accumulated net realized gain (loss) ....................     (775,251)
         Net capital paid in on shares of beneficial interest ....  177,602,529

                                                                   $183,701,967
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
  ($139,951,972 applicable to 10,653,252 shares of beneficial
  interest outstanding - Note 4) ................................. $      13.14

Maximum sales charge, 1.50% of offering price ....................         0.20

Maximum Offering Price Per Share ................................. $      13.34

Class C Shares:
Net asset value and offering price per share*
  ($22,801,708 applicable to 1,734,313 shares of beneficial
  interest outstanding - Note 4) ................................. $      13.15

Class I Shares:
Net asset value, offering and redemption price per share
  ($20,948,287 applicable to 1,593,052 shares of beneficial
  interest outstanding - Note 4) ................................. $      13.15


*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.


Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio Six Months Ended December 31, 2003
(Unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized of $1,317,688) ........   $ 3,370,457

EXPENSES:
Investment advisory fees (Note 3) ...............................       470,164
Administration fees (Note 3)
         Class A Shares .........................................        90,577
         Class C Shares .........................................        14,209
         Class I Shares .........................................         5,102
Distribution and service fees (Note 3)
         Class A Shares .........................................       181,155
         Class C Shares .........................................       113,674
Transfer agent fees
         Class A Shares .........................................        21,688
         Class C Shares .........................................         9,505
         Class I Shares .........................................         9,591
Custodian fees (Note 3) .........................................        57,427
Registration and filing fees ....................................         2,316
Professional fees ...............................................        24,859
Accounting fees .................................................         7,360
Director fees ...................................................         4,567
Other expenses ..................................................        14,680


                  Total Expenses ................................     1,026,874
Less:
         Expenses reimbursed by investment advisor (Note 3) .....       (38,942)
         Distribution and service fees waived (Note 3) ..........       (56,837)
         Fees paid indirectly (Note 3) ..........................        (1,152)

                  Net Expenses ..................................       929,943

                  Net Investment Income .........................     2,440,514

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold ....................        18,962
Increase (Decrease) in unrealized appreciation of investments ...    (1,093,638)


                  Net Realized and Unrealized
                    Gain (Loss) on Investments ..................    (1,074,676)

                  Net Increase (Decrease) in Net Assets Resulting
                    From Operations $ ...........................     1,365,838


See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                              Six Months Ended      Year Ended
                                                              December 31, 2003   June 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income .......................................   $   2,440,514    $   4,872,973
Net realized gain (loss) on investments sold ................          18,962           57,393
Increase (Decrease) in unrealized appreciation of investments      (1,093,638)
                                                                                     2,933,907

                  Net Increase (Decrease) in Net Assets
                    Resulting from Operations ...............       1,365,838        7,864,273

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................................      (1,877,491)      (3,907,510)
         Class C Shares .....................................        (265,847)        (478,583)
         Class I Shares .....................................        (297,176)        (489,837)

FUND SHARE TRANSACTIONS (NOTE 4):
         Class A Shares .....................................      (8,472,766)      31,614,924
         Class C Shares .....................................         419,920        6,082,493
         Class I Shares .....................................         481,853       10,211,834

                  Net Increase (Decrease) in Net Assets .....      (8,645,669)      50,897,594

NET ASSETS:
         Beginning of period ................................     192,347,636      141,450,042

         End of period ......................................   $ 183,701,967    $ 192,347,636


See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

December 31, 2003

NOTE 1 - ORGANIZATION
Thornburg Limited Term Municipal Fund, Inc. (the "Company") was incorporated in Maryland on February 14, 1984. The Company was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Fund"). The Company is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Company is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital. In addition, the Fund will invest primarily in Municipal Obligations originating in California with the objective of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that
(i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Company are as follows:
Valuation of Investments: In determining the net asset value of the Fund, the Company utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Company under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Company to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Company may engage in when-issued or delayed delivery transactions. To the extent the Company engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Company makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Company has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid by check. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown. However, based on experience, the Company expects the risk of loss to be remote.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the "Advisor") serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the period ended December 31, 2003, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Company also has entered into an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended December 31, 2003, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $20,364 for Class A shares, $9,240 for Class C shares and $9,338 for Class I shares.

The Company has an Underwriting Agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the distributor of Fund shares. For the period ended December 31, 2003 the Distributor has advised the Fund that it earned commissions aggregating $769 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $1,212 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Company may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Company also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares, under which the Company can compensate the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the period ended December 31, 2003 are set forth in the statement of operations.

The Company has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended December 31, 2003 fees paid indirectly were $1,152.

Certain officers and directors of the Company are also officers and /or directors of the Advisor and the Distributor. The compensation of unaffiliated directors is borne by the Company.

NOTE  4 - SHARES OF BENEFICIAL INTEREST
At December 31, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         Six Months Ended                   Year Ended
                                         December 31, 2003                June 30, 2003

                                        Shares        Amount            Shares        Amount
Class A Shares
Shares sold ....................        977,053    $ 12,773,135       5,242,685    $ 68,754,114
Shares issued to shareholders in
   reinvestment of dividends ...         79,147       1,033,539         199,540       2,620,134
Shares repurchased .............     (1,707,779)    (22,279,440)     (3,028,552)    (39,759,324)

Net Increase (Decrease) ........       (651,579)   ($ 8,472,766)      2,413,673    $ 31,614,924

Class C Shares
Shares sold ....................        266,794    $  3,484,184         606,383    $  7,970,447
Shares issued to shareholders in
   reinvestment of dividends ...         11,687         152,772          23,883         313,949
Shares repurchased .............       (245,808)     (3,217,036)       (168,027)     (2,201,903)

Net Increase (Decrease) ........         32,673    $    419,920         462,239    $  6,082,493

Class I Shares
Shares sold ....................        469,920    $  6,145,951       1,157,992    $ 15,228,991
Shares issued to shareholders in
   reinvestment of dividends ...         14,851         194,077          29,869         392,681
Shares repurchased .............       (449,671)     (5,858,175)       (411,162)     (5,409,838)

Net Increase (Decrease) ........         35,100    $    481,853         776,699    $ 10,211,834

NOTE 5 - SECURITIES TRANSACTIONS
For the period ended December 31, 2003, the Fund had purchase and sale transactions (excluding short-term securities) of $23,918,100 and $25,781,899, respectively.

NOTE 6 - INCOME TAXES
At December 31, 2003, information on the tax components of
capital is as follows:
Cost of investments for tax purpose         $        174,034,548

Gross unrealized appreciation on a
   tax basis                                $          6,953,633
Gross unrealized depreciation on a
   tax basis                                             (78,944)
Net unrealized appreciation (depreciation)
   on investments (tax basis)               $          6,874,689


At December 31, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:
         2004              $        373,652
         2008                       205,990
         2009                       214,571
                           $        794,213

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.


Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                Six Months
                                           Ended December 31,                Year Ended June 30,
                                                   2003       2003       2002      2001       2000       1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .......   $   13.20  $   12.96  $   12.79  $   12.59  $   12.75  $   12.90

Income from investment operations:
         Net investment income .............        0.17       0.38       0.46       0.54       0.54       0.53
         Net realized and unrealized
                  gain (loss) on investments       (0.06)      0.24       0.17       0.20      (0.16)     (0.15)

Total from investment operations ...........        0.11       0.62       0.63       0.74       0.38       0.38
Less dividends from:
         Net investment income .............       (0.17)     (0.38)     (0.46)     (0.54)     (0.54)     (0.53)

Change in net asset value ..................       (0.06)      0.24       0.17       0.20      (0.16)     (0.15)

Net asset value, end of period .............   $   13.14  $   13.20  $   12.96  $   12.79  $   12.59  $   12.75

Total return (a) ...........................        0.85%      4.83%      5.03%      6.00%      3.10%     2.97%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income                     2.59%(b)    2.87%      3.58%      4.26%      4.28%     4.11%
         Expenses, after expense reductions        1.00%(b)    0.99%      1.00%      0.99%      0.99%     0.99%
         Expenses, after expense reductions
                  and net of custody credits       0.99%(b)    0.99%      0.99%       -           -         -
         Expenses, before expense reductions       1.02%(b)    1.02%      1.01%      1.05%      1.01%     1.02%

Portfolio turnover rate                           13.34%      26.03%     25.16%     15.45%     21.34%    21.71%

Net assets at end of period (000)              $  139,952  $ 149,269  $ 115,237 $   89,967   $ 90,035  $ 113,835


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.


Financial highlights, Continued

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                          Six Months
                                                      Ended December 31,                  Year Ended June 30,
                                                             2003       2003       2002       2001       2000       1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .................   $   13.21  $   12.97  $   12.80  $   12.61  $   12.76  $   12.91

Income from investment operations:
         Net investment income .......................        0.15       0.34       0.41       0.49      0.49       0.48
         Net realized and unrealized
                  gain (loss) on investments .........       (0.06)      0.24       0.17       0.19     (0.15)     (0.15)

Total from investment operations .....................        0.09       0.58       0.58       0.68      0.34       0.33
Less dividends from:
         Net investment income .......................       (0.15)     (0.34)     (0.41)     (0.49)    (0.49)     (0.48)

Change in net asset value ............................       (0.06)      0.24       0.17       0.19     (0.15)     (0.15)

Net asset value, end of period .......................   $   13.15  $   13.21  $   12.97  $   12.80  $  12.61  $   12.76

Total return (a) .....................................        0.72%      4.51%      4.60%      5.49%     2.73%      2.56%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................        2.34%(b)   2.56%      3.15%      3.86%     3.88%      3.70%
         Expenses, after expense reductions ..........        1.25%(b)   1.30%      1.38%      1.40%     1.40%      1.40%
         Expenses, after expense reductions
                  and net of custody credits .........        1.24%(b)   1.30%      1.37%     ------     ------     ------
         Expenses, before expense reductions .........        1.33%(b)   1.80%      1.86%      2.01%     1.94%      1.92%

Portfolio turnover rate ..............................       13.34%     26.03%     25.16%     15.45%    21.34%     21.71%

Net assets at end of period (000)                        $   22,802   $ 22,487   $ 16,081  $   6,392   $ 7,411   $  7,892


(a) Not annualized for periods less than one year.
(b) Annualized.


Financial highlights, Continued

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                          Six Months
                                                      Ended December 31,                  Year Ended June 30,
                                                             2003       2003       2002       2001       2000       1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .................   $   13.22  $   12.97  $   12.79  $   12.60  $   12.75  $   12.90

Income from investment operations:
         Net investment income .......................        0.19       0.42       0.51       0.59       0.58       0.58
         Net realized and unrealized
                  gain (loss) on investments .........       (0.07)      0.25       0.18       0.19      (0.15)     (0.15)

Total from investment operations .....................        0.12       0.67       0.69       0.78       0.43       0.43
Less dividends from:
         Net investment income .......................       (0.19)     (0.42)     (0.51)     (0.59)     (0.58)     (0.58)

Change in net asset value ............................       (0.07)      0.25       0.18       0.19      (0.15)     (0.15)

Net asset value, end of period .......................   $   13.15  $   13.22  $   12.97  $   12.79  $   12.60  $   12.75

Total return (a) .....................................        0.94%      5.27%      5.48%      6.28%      3.50%      3.33%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................        2.91%(b)   3.20%      3.92%      4.60%      4.60%      4.45%
         Expenses, after expense reductions ..........        0.67%(b)   0.65%      0.66%      0.65%      0.65%      0.65%
         Expenses, after expense reductions
                  and net of custody credits .........        0.67%(b)   0.65%      0.65%     ------     ------     ------
         Expenses, before expense reductions .........        0.76%(b)   0.75%      0.84%      0.98%      0.79%      0.78%

Portfolio turnover rate ..............................       13.34%     26.03%     25.16%     15.45%     21.34%     21.71%

Net assets at end of period (000)                        $    20,948   $ 20,592  $ 10,133   $  5,520   $  5,793   $ 12,724


(a) Not annualized for periods less than one year.
(b) Annualized.


Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
CUSIPS: CLASS A - 532-723-202, CLASS C - 532-723-707, CLASS I - 532-723-889
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

Principal                                                                                       Credit Rating
 Amount                   Issuer-Description                                                     Moody's/S&P          Value

435,000                   ABAG Finance Authority, 4.75% due 10/1/2011 (California School of         A3/NR           $476,712
                          Mechanical Arts Project)
455,000                   ABAG Finance Authority, 4.75% due 10/1/2012 (California School of         A3/NR           493,953
                          Mechanical Arts Project)
425,000                   Alameda Certificates of Participation, 4.60% due 5/1/2011                 NR/A+           461,865
295,000                   Alum Rock Union Elementary School District General Obligation Refunding   Aaa/AAA         343,713
                          Bonds, 8.00% due 9/1/2006 (Insured: FGIC)
380,000                   Alum Rock Union Elementary School District General Obligation Refunding   Aaa/AAA         460,598
                          Bonds, 8.00% due 9/1/2007 (Insured: FGIC)
550,000                   Anaheim City School District, 3.25% due 8/1/2004 (Insured: FGIC)          Aaa/AAA         557,068
750,000                   Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2004      Aaa/AAA         764,618
                          (Insured: AMBAC)
785,000                   Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2005      Aaa/AAA         828,850
                          (Insured: AMBAC)
765,000                   Bay Area Government Associates Lease Series 2002, 4.00% due 7/1/2006      Aaa/AAA         810,785
                          (Insured: AMBAC)
315,000                   Bay Area Government Association Rapid Transit, 5.00% due 6/15/2008        Aaa/AAA         315,989
                          (Insured: AMBAC)
2,000,000                 Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009       Aaa/AAA         2,031,980
                          (Insured: AMBAC)
675,000                   Bear Valley Unified School District Series A, 4.00% due 8/1/2005          Aaa/AAA         704,470
                          (Insured: MBIA)
750,000                   Bonita Unified School District Certificates of Participation Refunding,   Aaa/AAA         824,715
                          4.50% due 5/1/2009 (Insured: MBIA)
700,000                   Bonita Unified School District Certificates of Participation Refunding,   Aaa/AAA         768,341
                          4.50% due 5/1/2010 (Insured: MBIA)
160,000                   California Educational Facilities Authority Revenue, 6.10% due 6/1/2008   Baa2/NR         179,821
                          (Keck Graduate Institute Project)
170,000                   California Educational Facilities Authority Revenue, 6.10% due 6/1/2009   Baa2/NR         192,006
                          (Keck Graduate Institute Project)
500,000                   California Health Facilities Financing Authority Revenue Kaiser           Aaa/AAA         550,920
                          Permanente Series A, 5.25% due 6/1/2012 (Insured: FSA)
700,000                   California Health Facilities Financing Revenue, 6.40% due 10/1/2005       Aa3/AA-         709,429
                          (Sisters of Providence Project)
670,000                   California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                 Aa2/AA-         725,107
1,000,000                 California Infrastructure & Economic Development Bank Revenue, 5.00%      Aaa/AAA         1,129,910
                          due 7/1/2010 (Bay Area Toll Bridges Project; Insured: FSA)
500,000                   California Mobile Home Park Financing Series A, 4.75% due 11/15/2010      NR/A            530,430
                          (Insured: ACA)
570,000                   California Mobile Home Park Financing Series A, 5.00% due 11/15/2013      NR/A            603,676
                          (Insured: ACA)
300,000                   California Pollution Control Financing Authority Series A, 5.90% due      A2/A-           320,169
                          6/1/2014 (San Diego Gas & Electric Project)
2,650,000                 California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011    Aaa/NR          3,011,910
                          (ETM)*
1,000,000                 California Pollution Control Solid Waste Authority Series B, 4.45% due    NR/BBB          1,018,900
                          7/1/2027 put 7/1/2005 (Waste Management Inc. Project)
110,000                   California Rural HMFA Single Family Mortgage Revenue, 5.25% due           NR/AAA          111,307
                          6/1/2010 (Collateralized: GNMA/FNMA)
45,000                    California Rural HMFA Single Family Mortgage Revenue, 5.65% due           NR/AAA          46,903
                          6/1/2010 (Collateralized: GNMA/FNMA)
500,000                   California State, 6.40% due 2/1/2006 (Insured: MBIA)                      Aaa/AAA         549,245
2,000,000                 California State, 7.50% due 10/1/2007 (Insured: MBIA)                     Aaa/AAA         2,391,420
560,000                   California State, 6.60% due 2/1/2010 (Insured: MBIA)                      Aaa/AAA         673,495
1,250,000                 California State, 6.50% due 9/1/2010 (Insured: AMBAC)                     Aaa/AAA         1,513,938
1,500,000                 California State, 5.50% due 3/1/2012 pre-refunded 3/1/2004                Aaa/AAA         1,539,990
2,000,000                 California State Department of Water Resources Power Series A, 5.50%      Aaa/AAA         2,292,840
                          due 5/1/2011 (Insured: MBIA)
2,080,000                 California State Department of Water Resources Power Supply Series A,     A3/BBB+         2,303,122
                          5.50% due 5/1/2008
800,000                   California State Department of Water Resources Power Supply Series A,     Aaa/AAA         903,088
                          5.25% due 5/1/2009 (Insured: MBIA)
1,000,000                 California State Department of Water Resources Revenue, 5.25% due         Aa2/AA          1,030,200
                          12/1/2005 (Central Valley Project)
1,000,000                 California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)            Aaa/AAA         1,170,190
3,000,000                 California State Refunding, 5.25% due 2/1/2011 (Insured: FSA)             Aaa/AAA         3,396,090
3,130,000                 California State Veterans - Series BH, 5.20% due 12/1/2011 (Insured:      Aaa/AAA         3,346,815
                          FSA)
1,000,000                 California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)       Aaa/AAA         1,359,140
1,000,000                 California Statewide Community Development Authority, 5.00% due           Aaa/AAA         1,055,860
                          7/1/2005 (Insured: FSA)
1,000,000                 California Statewide Community Development Authority Insured Health       NR/NR           1,031,640
                          Facility Revenue Series 1996-A, 6.00% due 9/1/2004 (San Gabriel Medical
                          Center Project) (ETM)*
595,000                   California Statewide Community Development Authority Revenue, 5.125%      Aaa/AAA         655,339
                          due 6/1/2008 (Louisiana Orthopedic Hospital Foundation Project;
                          Insured: AMBAC)
1,000,000                 California Statewide Community Development Authority Revenue              Aaa/AAA         1,153,020
                          Certificates of Participation, 6.50% due 8/1/2012 (Cedars Sinai Center
                          Hospital Project; Insured: MBIA)
1,110,000                 California Statewide Community Development Authority Revenue Series B,    Aaa/AAA         1,236,451
                          5.00% due 6/1/2008 (Hospital Monterey Peninsula Project; Insured: FSA)
1,180,000                 California Statewide Community Development Authority Revenue Series B,    Aaa/AAA         1,322,143
                          5.00% due 6/1/2009 (Hospital Monterey Peninsula Project; Insured: FSA)
1,000,000                 California Statewide Community Development Authority Series 1996-A,       NR/NR           1,072,900
                          6.00% due 9/1/2005 (San Gabriel Medical Center Project; Insured:
                          California Health) (ETM)*
1,000,000                 California Statewide Community Development Authority Solid Waste          NR/BBB          1,007,140
                          Revenue, 4.95% due 4/1/2011 put 4/1/2004 (Waste Management Inc.
                          Project)
2,000,000                 California Statewide Community Development Series E, 4.70% due            NR/A-1          2,107,940
                          11/1/2036 put 6/1/2009 (Kaiser Permanente Project)
950,000                   Capistrano Unified School District 92-1 Community Facilities District     NR/NR           1,113,694
                          Special Tax, 7.10% due 9/1/2021 pre-refunded 9/1/2007
1,000,000                 Castaic Lake Water Agency Certificates of Participation Refunding         Aaa/AAA         1,182,670
                          Series A, 7.25% due 8/1/2007 (Water Systems Improvement Project;
                          Insured: MBIA)
100,000                   Castaic Lake Water Agency Refunding Water Systems Improvement Project     Aaa/AAA         123,971
                          Series A, 7.25% due 8/1/2009 (Insured: MBIA)
780,000                   Central Union High School District Imperial County Refunding, 5.00% due   Aaa/AAA         880,854
                          8/1/2011 (Insured: FGIC)
830,000                   Central Union High School District Imperial County Refunding, 5.00% due   Aaa/AAA         932,522
                          8/1/2012 (Insured: FGIC)
1,215,000                 Central Valley Financing Authority Revenue, 6.00% due 7/1/2009 (Carson    NR/BBB          1,258,072
                          Ice Project)
205,000                   Central Valley School Districts Financing Authority, 0% due 2/1/2007      Aaa/AAA         191,702
                          (Insured: MBIA)
800,000                   Coachella Valley California Unified School District Certificates of       Aaa/AAA         898,096
                          Participation Refunding, 5.00% due 9/1/2012 (Insured: MBIA)
2,320,000                 Desert Sands Unified School District Series F, 4.00% due 3/1/2006         Aaa/AAA         2,446,069
                          (Measure O Project; Insured: MBIA)
550,000                   East Side Union High School District Santa Clara County Series B,         Aaa/AAA         567,891
                          6.625% due 8/1/2004 (Insured: MBIA)
500,000                   East Side Union High School District Santa Clara County Series B,         Aaa/AAA         541,750
                          6.625% due 8/1/2005 (Insured: MBIA)
700,000                   East Side Union High School District Santa Clara County Series B,         Aaa/AAA         789,229
                          6.625% due 8/1/2006 (Insured: MBIA)
840,000                   East Side Union High School District Santa Clara County Series B,         Aaa/AAA         976,618
                          6.625% due 8/1/2007 (Insured: MBIA)
2,730,000                 El Monte Certificates of Participation Senior Department Public           Aaa/AAA         3,053,014
                          Services Facility Phase II, 5.00% due 1/1/2009 (Insured: AMBAC)
500,000                   Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0%    Aaa/AAA         293,100
                          due 9/1/2013 (California Center For The Arts Project; Insured: AMBAC)
3,015,000                 Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A,      NR/AAA          3,186,523
                          5.40% due 1/1/2027 put 7/1/2007 (Terrace Gardens Project;
                          Collateralized: FNMA)
2,000,000                 Fairfield Water Revenue Refunding, 5.25% due 4/1/2012 (Insured: AMBAC)    Aaa/AAA         2,129,660
2,000,000                 Folsom Cordova Unified School District School Facilities Improvement      Aaa/AAA         2,051,540
                          District-2 Series A, 4.50% due 10/1/2004 (Insured: MBIA)
400,000                   Fresno County Housing Authority Multi Family Revenue Refunding Series     NR/AAA          423,560
                          A, 4.90% due 11/1/2027 mandatory put 11/1/2007 (Housing Creek Park
                          Apartments Project; Collateralized: FNMA)
575,000                   Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008      NR/BBB+         638,492
1,000,000                 Imperial Irrigation District California Certificates of Participation,    Aaa/AAA         1,144,660
                          6.50% due 11/1/2007 (Electric Systems Project; Insured: MBIA)
200,000                   Irvine Improvement Bond Act 1915, 1.27% due 9/2/2023 put 1/2/2004         VMIG1/NR        200,000
                          (daily demand notes)
1,000,000                 Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018              Baa3/NR         1,098,700
                          pre-refunded 8/1/2005
295,000                   Julian Union High School District, 4.875% due 11/1/2005 (Insured: MBIA)   Aaa/AAA         309,411
165,000                   Kern High School District, 7.00% due 8/1/2010 (ETM)*                      A/NR            205,979
500,000                   Kern High School District Refunding Series A, 6.30% due 8/1/2011          Aaa/AAA         601,600
                          (Insured: MBIA)
680,000                   Kern High School District Series B, 9.00% due 8/1/2006 (ETM)*             Aaa/AAA         806,256
1,400,000                 Los Angeles Certificates of Participation, 5.00% due 2/1/2012 (Insured:   Aaa/AAA         1,563,086
                          MBIA)
835,000                   Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009            NR/A            895,011
                          (Cinerama Dome Public Parking Project; Insured: ACA)
435,000                   Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010            NR/A            479,109
                          (Cinerama Dome Public Parking Project; Insured: ACA)
2,125,000                 Los Angeles Community Redevelopment Agency Series H, 6.50% due            Aaa/AAA         2,176,701
                          12/1/2014 (Insured: FSA)
5,000                     Los Angeles Convention & Exhibition Center, 9.00% due 12/1/2020           Aaa/AAA         5,716
                          pre-refunded 12/1/2005
275,000                   Los Angeles Convention & Exhibition Center Authority Certificates         Aaa/AAA         268,158
                          Refunding, 0% due 8/15/2005 (Insured: AMBAC)
2,000,000                 Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)     Aaa/AAA         2,227,680
1,700,000                 Los Angeles County Metropolitan Transportation Authority Sales Tax        Aaa/AAA         2,102,934
                          Revenue, 9.00% due 7/1/2007 (Insured: MBIA)
700,000                   Los Angeles Department Airport Revenue Refunding Series A, 5.50% due      Aaa/AAA         747,628
                          5/15/2010 (Insured: FGIC)
1,000,000                 Los Angeles Department of Water & Power Revenue Refunding Series A        Aa3/AA-         1,118,430
                          Subseries A-1, 5.00% due 7/1/2008 (Power Systems Project)
3,000,000                 Los Angeles Department Water & Power Revenue Series A, 5.25% due          Aaa/AAA         3,435,150
                          7/1/2011 (Insured: MBIA)
1,940,000                 Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/2007      NR/AAA          2,070,950
                          (Collateralized: FNMA)
585,000                   Los Angeles Special Assessment, 3.75% due 3/1/2004 (Insured: AMBAC)       Aaa/AAA         587,644
2,500,000                 Los Angeles Unified School District Series E, 5.50% due 7/1/2012          Aaa/AAA         2,896,750
                          (Insured: MBIA)
3,000,000                 Modesto High School District Stanislaus County Series A, 0% due           Aaa/AAA         2,154,750
                          8/1/2012 (Insured: FGIC)
1,205,000                 Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa    NR/A            1,260,177
                          Delaware Arroyo Project; Insured: ACA)
2,500,000                 Natomas Unified School District California Certificates, 2.50% due        Aaa/AAA         2,522,525
                          2/1/2028 put 2/1/2005 (Natomas High School Project; Insured: AMBAC)
1,400,000                 New Haven Unified School District Refunding, 12.00% due 8/1/2006          Aaa/AAA         1,758,540
                          (Insured: FSA)
1,000,000                 New Haven Unified School District Refunding, 12.00% due 8/1/2008          Aaa/AAA         1,410,370
                          (Insured: FSA)
360,000                   Northern California Power Agency Public Power Revenue, 5.65% due          Baa2/A-         405,633
                          7/1/2007 (Geothermal Project 3-A) (ETM)*
340,000                   Northern California Power Agency Public Power Revenue, 5.65% due          Baa2/A-         377,730
                          7/1/2007
65,000                    Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)         Aaa/AAA         65,332
1,000,000                 Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)    Aaa/AAA         1,123,380
500,000                   Orange County Apartment Development Revenue, 1.23% due 11/1/2009 put      VMIG1/NR        500,000
                          1/8/2004 (Laguna Summit Apartments Project; LOC: Bank of America)
                          (weekly demand notes)
510,000                   Orange County Local Transportation Authority Sales Tax Revenue, 6.00%     Aa2/AA+         557,695
                          due 2/15/2006
600,000                   Orange County Recovery Certificates of Participation Series A, 6.00%      Aaa/AAA         665,070
                          due 7/1/2006 (Insured: MBIA)
2,000,000                 Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)      Aaa/AAA         2,044,840
2,000,000                 Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)      Aaa/AAA         2,147,640
1,000,000                 Piedmont Unified School District Series B, 0% due 8/1/2013 pre-refunded   Aa3/NR          643,650
                          8/1/2007
3,350,000                 Pittsburg California Redevelopment Agency Tax Allocation Refunding,       Aaa/AAA         3,804,461
                          5.25% due 8/1/2012 (Los Medanos Community Development Project A;
                          Insured: MBIA)
200,000                   Pleasant Hill Multi Family Housing Refunding, 5.30% due 10/1/2020 put     NR/AAA          210,866
                          10/1/2005 (Ellinwood Apartments Project; Collateralized: FNMA)
1,000,000                 Pleasanton Unified School District Series B, 0% due 8/1/2016              Aaa/AAA         534,900
                          pre-refunded 8/1/2005 @ 54.674 (Insured: MBIA)
580,000                   Pomona Unified School District General Obligation, 5.35% due 2/1/2005     Aaa/AAA         606,500
                          (Insured: MBIA)
340,000                   Pomona Unified School District General Obligation, 5.40% due 8/1/2005     Aaa/AAA         362,178
                          (Insured: MBIA)
320,000                   Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010     Aaa/AAA         377,798
                          (Insured: MBIA)
295,000                   Porterville Certificates of Participation, 6.10% due 10/1/2005 (Water     Aaa/AAA         319,276
                          Systems Refunding Project; Insured: AMBAC)
1,000,000                 Puerto Rico Commonwealth Highway & Transportation Authority, 5.50% due    Aaa/AAA         1,147,180
                          7/1/2009 (Insured: FSA)
1,000,000                 Puerto Rico Commonwealth Highway & Transportation Authority Highway       Aaa/AAA         1,115,710
                          Revenue Refunding Series Aa, 5.00% due 7/1/2008 (Insured: FGIC)
600,000                   Puerto Rico Municipal Finance Agency Series A, 6.00% due 7/1/2011         Aaa/AAA         718,308
                          (Insured: FSA)
5,000,000                 Rancho Santiago Community College District Series A, 4.00% due 9/1/2005   Aaa/AAA         5,227,400
                          (Insured: MBIA)
500,000                   Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due     NR/A            525,025
                          5/15/2005
500,000                   Sacramento County Sanitation District Financing Authority Revenue,        Aaa/AA          511,440
                          4.80% due 12/1/2004 (ETM)*
560,000                   Sacramento County Sanitation District Financing Authority Revenue         Aa3/AA          655,743
                          Series A, 5.75% due 12/1/2009
330,000                   Sacramento Municipal Utility District Electric Revenue Refunding Series   Aaa/AAA         337,739
                          C, 5.75% due 11/15/2007 (Insured: MBIA) (ETM)*
1,450,000                 Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022    Aaa/AAA         529,236
                          (Insured: FSA)
3,000,000                 San Bernardino County Multi Family Housing Revenue Refunding Series A,    Aaa/NR          3,207,420
                          4.75% due 12/15/2031 put 12/15/2011 (Collateralized: FNMA)
190,000                   San Bernardino County Special Taxes Community Facilities District         NR/NR           197,811
                          2002-1, 5.10% due 9/1/2011
205,000                   San Bernardino County Special Taxes Community Facilities District         NR/NR           212,066
                          2002-1, 5.20% due 9/1/2012
300,000                   San Bernardino County Special Taxes Community Facilities District         NR/NR           311,850
                          2002-1, 5.30% due 9/1/2013
175,000                   San Bernardino County Transportation Authority Sales Tax Revenue Series   Aaa/AAA         199,866
                          A, 6.00% due 3/1/2010 (Insured: FGIC) (ETM)*
1,250,000                 San Bernardino Multi Family Housing Refunding, 4.45% due 5/1/2031         NR/AAA          1,313,250
                          mandatory put 5/1/2011 (Alberta Park Vista Apts A Project;
                          Collateralized: FNMA)
430,000                   San Diego Public Facilities Financing Authority Lease Revenue, 7.00%      Aaa/AAA         460,840
                          due 4/1/2005 (Insured: MBIA)
455,000                   San Diego Public Facilities Financing Authority Lease Revenue, 7.00%      Aaa/AAA         509,718
                          due 4/1/2006 (Insured: MBIA)
425,000                   San Diego Public Facilities Financing Authority Lease Revenue, 7.00%      Aaa/AAA         493,421
                          due 4/1/2007 (Insured: MBIA)
500,000                   San Francisco Bay Area Rapid Transit Refunding Sales Tax Revenue, 0%      Aaa/AAA         497,045
                          due 7/1/2004 (Insured: AMBAC)
1,000,000                 San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006     NR/A            1,084,930
                          (Insured: ACA)
1,100,000                 San Francisco International Airport Revenue Series Issue 13B, 8.00% due   Aaa/AAA         1,251,943
                          5/1/2007 (Insured: MBIA)
2,200,000                 San Jose Evergreen Community College District Series C, 0% due 9/1/2011   Aaa/AAA         1,623,974
                          (Insured: AMBAC)
2,700,000                 San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039   Aaa/AAA         2,901,393
                          mandatory put 6/1/2006 (Civic Center Project; Insured: AMBAC)
1,900,000                 San Marcos Public Facilities Authority Revenue Community Facilities       Aaa/NR          1,720,716
                          District 88-1, 0% due 3/1/2008 (ETM)*
2,000,000                 Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65% due          NR/AAA          2,036,160
                          11/1/2021 put 11/1/2006 (Collateralized: FNMA)
1,250,000                 Santa Clara County Financing Authority, 5.00% due 8/1/2005 (Measure B     A2/NR           1,313,412
                          Transportation Improvement Program)
1,000,000                 Santa Clara County Financing Authority Special Obligation Measure B,      A2/NR           1,048,880
                          4.00% due 8/1/2006 (Transportation Improvement Program Project)
1,000,000                 Santa Clara Valley Transportation Authority Sales Tax Revenue Measure     Aaa/AAA         1,057,120
                          A, 4.00% due 4/1/2036 put 10/2/2006 (Insured: AMBAC)
610,000                   Santa Cruz County Certificates Refunding, 4.00% due 8/1/2005              A2/NR           633,699
1,000,000                 Santa Margarita/Dana Point Authority Revenue Refunding Improvement        Aaa/AAA         1,025,000
                          Districts 1&2 Series A, 5.375% due 8/1/2004 (Insured: MBIA)
575,000                   Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A,        NR/A            628,803
                          5.20% due 12/15/2013 (Insured: ACA)
1,435,000                 South Orange County Public Finance Authority Special Tax Revenue, 7.00%   Aaa/AAA         1,568,541
                          due 9/1/2005 (Insured: MBIA)
1,500,000                 South Orange County Public Financing Authority Special Tax Revenue        Aaa/AAA         1,870,590
                          Series C, 8.00% due 8/15/2008 (Foothill Area Project; Insured: FGIC)
1,060,000                 Southeast Resources Recovery Facilities Authority Lease Revenue           Aaa/AAA         1,182,260
                          Refunding Series B, 5.375% due 12/1/2013 (Insured: AMBAC)
350,000                   Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project;    Aaa/AAA         391,958
                          Insured: AMBAC)
250,000                   Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project;    Aaa/AAA         276,052
                          Insured: AMBAC)
3,300,000                 Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due         NR/AAA          3,507,933
                          8/1/2029 put 8/1/2009 (Continental Gardens Project; Collateralized:
                          FNMA)
2,380,000                 Ukiah Unified School District Certificates of Participation, 4.00% due    Aaa/AAA         2,532,082
                          9/1/2006 (Insured: MBIA)
1,000,000                 Ukiah Unified School District Certificates of Participation, 5.00% due    Aaa/AAA         1,122,710
                          9/1/2008 (Insured: MBIA)
500,000                   University of California Revenues Refunding, 5.00% due 12/1/2006          Aaa/AAA         511,550
                          (Insured: MBIA)
625,000                   Upland Unified School District Convertible Capital Appreciation, 4.50%    Aaa/AAA         682,231
                          due 8/1/2007 (Insured: FSA)
500,000                   Ventura County Community College Series A, 5.00% due 8/1/2012 (Insured:   Aaa/AAA         561,760
                          MBIA)
160,000                   Ventura Unified School District Series F, 6.75% due 8/1/2004 (Insured:    Aaa/AAA         165,256
                          FSA)
115,000                   Ventura Unified School District Series F, 6.75% due 8/1/2005 (Insured:    Aaa/AAA         124,852
                          FSA)
455,000                   Victorville Redevelopment Agency Tax Allocation Bear Valley Road          Aaa/AAA         483,660
                          Special Escrow Fund A, 5.00% due 12/1/2014 (Insured: FSA)
800,000                   Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)*          Aaa/AAA         948,536
1,000,000                 Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)*          Aaa/AAA         1,353,130
245,000                   Walnut Valley Unified School District Series A, 6.70% due 8/1/2005        Aaa/AAA         265,796
                          (Insured: MBIA)
250,000                   Walnut Valley Unified School District Series A, 6.80% due 2/1/2007        Aaa/AAA         287,267
                          (Insured: MBIA)
250,000                   Walnut Valley Unified School District Series A, 6.90% due 2/1/2008        Aaa/AAA         296,190
                          (Insured: MBIA)
100,000                   Walnut Valley Unified School District Series A, 7.00% due 8/1/2008        Aaa/AAA         120,559
                          (Insured: MBIA)
450,000                   Washington Township Health Care District Revenue, 5.00% due 7/1/2009      A2/NR           493,407
570,000                   West Contra Costa Unified School District Series A, 6.50% due 8/1/2005    Aaa/AAA         616,512
                          (Insured: MBIA)
595,000                   West Contra Costa Unified School District Series A, 7.00% due 8/1/2006    Aaa/AAA         676,194
                          (Insured: MBIA)
655,000                   West Contra Costa Unified School District Series A, 7.00% due 8/1/2008    Aaa/AAA         789,661
                          (Insured: MBIA)
1,000,000                 Whittier Solid Waste Revenue Refunding Series A, 5.375% due 8/1/2014      Aaa/AAA         1,023,410
                          (Insured: AMBAC)

                          TOTAL INVESTMENTS (Cost $174,034,548)                                                 $ 180,909,237

+Credit ratings are unaudited.
*Escrowed to maturity.
 See notes to financial statements.




Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

December 31, 2003

Index Comparison
Compares performance of Thornburg Limited Term Municipal Fund - California Portfolio, the Lehman Brothers Five-Year General Obligation Bond Index and the Consumer Price Index for the periods ended December 31, 2003. On December 31, 2003, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.7 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. Performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Municipal Fund California Class A Total Returns, Since February 28, 1987, versus Lehman Brothers Five-Year General Obligation Bond Index and Consumer Price Index (CPI)


        Date       LTCAX          Lehman 5 Yr GO Index    CPI

        Feb-87     $9,850.00          $10,000.00       $10,000.00
        Dec-87    $10,187.74          $10,017.33       $10,365.86
        Dec-88    $10,979.37          $10,554.97       $10,777.37
        Dec-89    $11,804.64          $11,480.89       $11,261.05
        Dec-90    $12,604.14          $12,314.27       $11,979.10
        Dec-91    $13,552.11          $13,700.43       $12,355.70
        Dec-92    $14,572.71          $14,717.70       $12,718.72
        Dec-93    $15,768.84          $15,975.57       $13,066.35
        Dec-94    $15,432.31          $15,754.80       $13,383.33
        Dec-95    $17,016.63          $17,586.26       $13,749.13
        Dec-96    $17,749.50          $18,399.41       $14,223.91
        Dec-97    $18,786.16          $19,592.28       $14,482.03
        Dec-98    $19,719.40          $20,737.57       $14,730.09
        Dec-99    $19,813.23          $21,032.53       $15,085.62
        Dec-00    $21,054.31          $22,652.71       $15,585.78
        Dec-01    $21,953.56          $24,056.02       $15,826.40
        Dec-02    $23,353.73          $26,284.29       $16,417.35
        Dec-03    $23,948.01          $27,370.03       $16,744.33


Class A Shares
Average Annual Total Returns
(periods ending 12/31/03) (at max. offering price)

One year:                  1.01%
Five years:                3.65%
Ten years:                 4.11%
Since inception (2/19/87): 5.32%

Thornburg Limited Term Municipal Fund California Class C Total Returns, Since September 1, 1994, versus Lehman Brothers Five-Year General Obligation Bond Index and Consumer Price Index (CPI)


         Date          LTCCX           Lehman 5 Yr GO Index     CPI
        Aug-94      $10,000.00               $10,000.00     $10,000.00
        Dec-94       $9,818.38                $9,892.55     $10,060.13
        Dec-95     $ 10,755.70               $11,042.54     $10,335.10
        Dec-96     $ 11,174.40               $11,553.12     $10,691.99
        Dec-97     $ 11,789.04               $12,302.13     $10,886.01
        Dec-98     $ 12,315.08               $13,021.27     $11,072.48
        Dec-99      $12,323.86               $13,206.47     $11,339.73
        Dec-00      $13,053.04               $14,223.79     $11,715.69
        Dec-01      $13,544.28               $15,104.94     $11,896.57
        Dec-02      $14,357.19               $16,504.09     $12,340.77
        Dec-03      $14,680.54               $17,185.83     $12,586.56



Class C Shares
Average Annual Total Returns
(periods ending 12/31/03)

One year:                  1.75%
Five years:                3.58%
Since inception (9/1/94):  4.20%

         The Consumer Price Index (CPI) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

         The Lehman Brothers Five-Year General Obligation Bond Index is a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years.

Thornburg limited term municipal fund CALIFORNIA portfolio - a shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund - California Portfolio to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund - California Portfolio took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 12/31/93 through 12/31/03 (after sales charges and fund expenses)

Lipper California Tax-exempt
Money Market Index                  $2,602

Thornburg Limited Term Municipal
Fund - California Portfolio
(after capital gains taxes)         $4,919

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years, ten years, and since inception for Class A and one year, three years, five years, and since inception for Class C shares of the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper California Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - California Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.19 per share and the ending NAV at $13.14 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does
not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal Fund - California Portfolio representing appreciation of the share price is assumed to be taxed at a 15% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal Fund - California Portfolio invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTCAX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund - California Portfolio also declares dividends daily and pays them monthly.

Note 5: An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Lipper California Tax-Exempt Money Markets Funds Average is an arithmetic average of the total return of all California tax-exempt money market mutual funds.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200
www.thornburg.com
-----------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.


Thornburg Limited Term Municipal Fund California Portfolio - I shares

Semi-Annual Report
December 31, 2003

Thornburg Limited Term Municipal Fund, Inc. -- California Portfolio ALL DATA AS OF 12/31/03.


FUND FACTS: Thornburg Limited Term Municipal Fund, Inc. -- California Portfolio


                                          I Shares

Annualized Distribution Rate (at NAV)       2.98%

SEC Yield                                   1.93%

NAV                                        $13.15

Maximum Offering Price                     $13.15

TOTAL RETURNS:    (Annual Average)

One Year                                    2.89%

Three Years                                 4.74%

Five Years                                  4.33%

Since Inception                             4.85%

Inception Date                             4/1/97


The investment return and principal value of an investment in the Fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Minimum investments for the I-share class are higher than those for other classes. There is no up front sales charge for this class of shares.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total daily dividend distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund's NAV and current distributions.


Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

January 22, 2004

Dear Fellow Shareholder:

I am pleased to present the semi-annual report for your California Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the I shares decreased by 7 cents to $13.15 during the six-month period ending December 31, 2003. If you were with us for the entire period, you received dividends of 19.2 cents per share. If you reinvested dividends, you received 19.3 cents per share.

Market interest rates for municipal bonds -- and therefore bond prices -- were rather volatile in 2003. For instance, the market yield for a five-year high-quality municipal bond ranged between a low of 1.90% and a high of 2.89%. Most of the volatility was seen during the summer as the market bounced between fears of deflation and inflation. In the end, bond yields finished the year slightly below where they began the year, and most intermediate bond prices rose slightly.

Putting income and the change in price together, your Fund's A shares produced a total return of 2.54% in 2003, assuming a beginning of the year investment at the Fund's net asset value. The Lehman Brothers Five-Year General Obligation Bond Index produced a 4.19% total return over the same period. Interest rates moved slightly lower over the course of the year, allowing longer duration bonds to generally outperform shorter duration bonds. Since your Fund kept a shorter duration than the index and allocated a large percentage of its portfolio to short-term bonds, its return fell short of the index' return. We have kept our duration shorter than the index thus far in 2004 because we believe that doing so will help the Fund's performance if interest rates rise.

The index also differs from your Fund in that it is made up of bonds from all over the country, whereas your Fund is principally invested in California municipal bonds. In the wake of the State's declining credit rating, California bonds significantly underperformed bonds from other states in 2003. Though the Fund has no exposure to State of California general obligation bonds that are not credit enhanced, the Fund did participate in some of the market downside that spilled over to even the highest-quality bonds.

We continue to monitor the State's budgetary difficulties closely. The governor recently came out with a fairly creditable plan to balance the budget by the 2006-07 fiscal year. While we applaud the effort, we believe the plan relies on certain optimistic assumptions and may prove difficult to implement. It will also leave the State with over twice the amount of general obligation debt it had in 2002. Recent signs of economic strength encourage us and we believe the State has the economic resources to meet its current challenges, but we are concerned that a political stalemate may prolong budgetary difficulties.

Your Thornburg Limited Term California Fund is a laddered portfolio of over 160 municipal obligations from all over California. Approximately 97% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund's weighted average maturity is 4.7 years. We always keep it to five years or less. As you know, we ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart portrays the percentages of your Fund's bond portfolio maturing in each of the coming years.

We would like to make a few observations regarding the interest rate environment. The U.S. economy is growing rapidly and starting to absorb some excess capacity: Witness 8.2% growth in the third quarter and market expectations of 4% fourth quarter growth. Consumer spending, corporate investment, and exports are all showing healthy gains.

The Federal Government is clearly following expansionist fiscal and monetary policies. Government spending, particularly for health care and defense, is eclipsing old records. The Federal Reserve Board has now held the real Federal Funds rate (defined as the nominal Fed Funds rate minus inflation) below zero for the past 16 months.

              % of portfolio             Cumulative %
              maturing within         maturing by end of
                  1 year = 6%            year 1 = 6%
            1 to 2 years = 13%           year 2 = 19%
            2 to 3 years = 12%           year 3 = 31%
            3 to 4 years = 13%           year 4 = 44%
            4 to 5 years = 9%            year 5 = 53%
            5 to 6 years = 10%           year 6 = 63%
            6 to 7 years = 7%            year 7 = 70%
            7 to 8 years = 14%           year 8 = 84%
            8 to 9 years = 11%           year 9 = 95%
            over 9 years =   5%    over 9 years = 100%

As of 12/31/03. Portfolio holdings can and do vary over time.

There will be a much heavier calendar of Treasury bond issuance going forward. Estimates for the next year range between $800 billion and $1 trillion. These levels are close to twice the amount of bonds issued in recent years. Our country has become dependent on large quantities of foreign net investment to support its currency. Because of low interest rates and other factors, cash flows from overseas have slowed recently. If this trend continues, we will either have to live with a weaker dollar (which may push up inflation), or make our markets more attractive to foreign buyers.

Headline inflation is still fairly subdued, but pricing pressures clearly are building. The Core Consumer Price Index is up only 1.1% over the last year, but the Crude Materials Producer Price Index is up 18%.

If we put these and other factors together, we must conclude that the odds are skewed toward continued robust economic growth and higher interest rates by the end of 2004. However, we think that the pressures may take some more time to build and, in the meantime, bond prices are holding up well.

If interest rates do rise, the market price of most bonds will decline. Remember though, that short and intermediate bonds, like those in your Thornburg Limited Term California Fund, should not decline in price as much as long-term bonds. Furthermore, as the bonds in the Fund move closer to maturity, they should recover much, if not all, of their lost value. Most importantly, if interest rates go up we will be able to replace bonds as they mature with higher yielding bonds, which will increase the Funds' returns over time. Thus, even though short-term market values may be negatively impacted, the Fund should benefit from rising interest rates over longer periods of time.

Yields on money market funds are showing no signs of recovering soon. As of late January, the average taxable money market fund was yielding 0.52%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.31% after taxes! To see how your Fund has performed relative to the money market fund averages, turn to the back of this report.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg Limited Term Municipal Fund, California Portfolio.

Sincerely,

George Strickland
Portfolio Manager

         Past performance cannot guarantee future results.
         The Consumer Price Index ("CPI") measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

         The Producer Price Index (PPI) is a family of indexes that measures the average change over time in selling process received by domestic producers of goods and services. The PPI tracks price changes for almost the entire output of domestic goods-producing sectors: agriculture, fisheries, mining, forestry, scrap, and manufacturing. The PPI sample includes approximately 25,000 establishments and provides close to 100,000 price quotes per month. The Department of Labor's Bureau of Labor Statistics publishes the PPI monthly.

         The Lehman Brothers Five-Year General Obligation Bond Index is a broad measure of municipal bond market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years.

         Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.


Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio December 31, 2003
(Unaudited)

ASSETS
Investments at value (cost $174,034,548) ......................... $180,909,237
Cash .............................................................        9,468
Receivable for investments sold ..................................      479,638
Receivable for fund shares sold ..................................       56,421
Interest receivable ..............................................    2,890,393
Prepaid expenses and other assets ................................        3,727

                  Total Assets ...................................  184,348,884

LIABILITIES
Payable for fund shares redeemed .................................      106,161
Accounts payable and accrued expenses ............................       42,017
Payable to investment advisor (Note 3) ...........................       89,690
Dividends payable ................................................      409,049

                  Total Liabilities ..............................      646,917

NET ASSETS ....................................................... $183,701,967

NET ASSETS CONSIST OF:
         Net unrealized appreciation (depreciation) on investments $  6,874,689
         Accumulated net realized gain (loss) ....................     (775,251)
         Net capital paid in on shares of beneficial interest ....  177,602,529

                                                                   $183,701,967
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
  ($139,951,972 applicable to 10,653,252 shares of beneficial
  interest outstanding - Note 4) ................................. $      13.14

Maximum sales charge, 1.50% of offering price ....................         0.20

Maximum Offering Price Per Share ................................. $      13.34

Class C Shares:
Net asset value and offering price per share*
  ($22,801,708 applicable to 1,734,313 shares of beneficial
  interest outstanding - Note 4) ................................. $      13.15

Class I Shares:
Net asset value, offering and redemption price per share
  ($20,948,287 applicable to 1,593,052 shares of beneficial
  interest outstanding - Note 4) ................................. $      13.15


*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.


Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio Six Months Ended December 31, 2003
(Unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized of $1,317,688) ........   $ 3,370,457

EXPENSES:
Investment advisory fees (Note 3) ...............................       470,164
Administration fees (Note 3)
         Class A Shares .........................................        90,577
         Class C Shares .........................................        14,209
         Class I Shares .........................................         5,102
Distribution and service fees (Note 3)
         Class A Shares .........................................       181,155
         Class C Shares .........................................       113,674
Transfer agent fees
         Class A Shares .........................................        21,688
         Class C Shares .........................................         9,505
         Class I Shares .........................................         9,591
Custodian fees (Note 3) .........................................        57,427
Registration and filing fees ....................................         2,316
Professional fees ...............................................        24,859
Accounting fees .................................................         7,360
Director fees ...................................................         4,567
Other expenses ..................................................        14,680


                  Total Expenses ................................     1,026,874
Less:
         Expenses reimbursed by investment advisor (Note 3) .....       (38,942)
         Distribution and service fees waived (Note 3) ..........       (56,837)
         Fees paid indirectly (Note 3) ..........................        (1,152)

                  Net Expenses ..................................       929,943

                  Net Investment Income .........................     2,440,514

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold ....................        18,962
Increase (Decrease) in unrealized appreciation of investments ...    (1,093,638)


                  Net Realized and Unrealized
                    Gain (Loss) on Investments ..................    (1,074,676)

                  Net Increase (Decrease) in Net Assets Resulting
                    From Operations $ ...........................     1,365,838


See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                              Six Months Ended      Year Ended
                                                              December 31, 2003   June 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income .......................................   $   2,440,514    $   4,872,973
Net realized gain (loss) on investments sold ................          18,962           57,393
Increase (Decrease) in unrealized appreciation of investments      (1,093,638)
                                                                                     2,933,907

                  Net Increase (Decrease) in Net Assets
                    Resulting from Operations ...............       1,365,838        7,864,273

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................................      (1,877,491)      (3,907,510)
         Class C Shares .....................................        (265,847)        (478,583)
         Class I Shares .....................................        (297,176)        (489,837)

FUND SHARE TRANSACTIONS (NOTE 4):
         Class A Shares .....................................      (8,472,766)      31,614,924
         Class C Shares .....................................         419,920        6,082,493
         Class I Shares .....................................         481,853       10,211,834

                  Net Increase (Decrease) in Net Assets .....      (8,645,669)      50,897,594

NET ASSETS:
         Beginning of period ................................     192,347,636      141,450,042

         End of period ......................................   $ 183,701,967    $ 192,347,636


See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

December 31, 2003

NOTE 1 - ORGANIZATION
Thornburg Limited Term Municipal Fund, Inc. (the "Company") was incorporated in Maryland on February 14, 1984. The Company was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Fund"). The Company is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Company is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital. In addition, the Fund will invest primarily in Municipal Obligations originating in California with the objective of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that
(i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Company are as follows:
Valuation of Investments: In determining the net asset value of the Fund, the Company utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Company under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Company to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Company may engage in when-issued or delayed delivery transactions. To the extent the Company engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Company makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Company has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid by check. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown. However, based on experience, the Company expects the risk of loss to be remote.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the "Advisor") serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the period ended December 31, 2003, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Company also has entered into an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended December 31, 2003, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $20,364 for Class A shares, $9,240 for Class C shares and $9,338 for Class I shares.

The Company has an Underwriting Agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the distributor of Fund shares. For the period ended December 31, 2003 the Distributor has advised the Fund that it earned commissions aggregating $769 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $1,212 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Company may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Company also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares, under which the Company can compensate the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the period ended December 31, 2003 are set forth in the statement of operations.

The Company has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended December 31, 2003 fees paid indirectly were $1,152.

Certain officers and directors of the Company are also officers and /or directors of the Advisor and the Distributor. The compensation of unaffiliated directors is borne by the Company.

NOTE  4 - SHARES OF BENEFICIAL INTEREST
At December 31, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         Six Months Ended                   Year Ended
                                         December 31, 2003                June 30, 2003

                                        Shares        Amount            Shares        Amount
Class A Shares
Shares sold ....................        977,053    $ 12,773,135       5,242,685    $ 68,754,114
Shares issued to shareholders in
   reinvestment of dividends ...         79,147       1,033,539         199,540       2,620,134
Shares repurchased .............     (1,707,779)    (22,279,440)     (3,028,552)    (39,759,324)

Net Increase (Decrease) ........       (651,579)   ($ 8,472,766)      2,413,673    $ 31,614,924

Class C Shares
Shares sold ....................        266,794    $  3,484,184         606,383    $  7,970,447
Shares issued to shareholders in
   reinvestment of dividends ...         11,687         152,772          23,883         313,949
Shares repurchased .............       (245,808)     (3,217,036)       (168,027)     (2,201,903)

Net Increase (Decrease) ........         32,673    $    419,920         462,239    $  6,082,493

Class I Shares
Shares sold ....................        469,920    $  6,145,951       1,157,992    $ 15,228,991
Shares issued to shareholders in
   reinvestment of dividends ...         14,851         194,077          29,869         392,681
Shares repurchased .............       (449,671)     (5,858,175)       (411,162)     (5,409,838)

Net Increase (Decrease) ........         35,100    $    481,853         776,699    $ 10,211,834

NOTE 5 - SECURITIES TRANSACTIONS
For the period ended December 31, 2003, the Fund had purchase and sale transactions (excluding short-term securities) of $23,918,100 and $25,781,899, respectively.

NOTE 6 - INCOME TAXES
At December 31, 2003, information on the tax components of
capital is as follows:
Cost of investments for tax purpose         $        174,034,548

Gross unrealized appreciation on a
   tax basis                                $          6,953,633
Gross unrealized depreciation on a
   tax basis                                             (78,944)
Net unrealized appreciation (depreciation)
   on investments (tax basis)               $          6,874,689


At December 31, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:
         2004              $        373,652
         2008                       205,990
         2009                       214,571
                           $        794,213

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.


Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                          Six Months
                                                      Ended December 31,                  Year Ended June 30,
                                                             2003       2003       2002       2001       2000       1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .................   $   13.22  $   12.97  $   12.79  $   12.60  $   12.75  $   12.90

Income from investment operations:
         Net investment income .......................        0.19       0.42       0.51       0.59       0.58       0.58
         Net realized and unrealized
                  gain (loss) on investments .........       (0.07)      0.25       0.18       0.19      (0.15)     (0.15)

Total from investment operations .....................        0.12       0.67       0.69       0.78       0.43       0.43
Less dividends from:
         Net investment income .......................       (0.19)     (0.42)     (0.51)     (0.59)     (0.58)     (0.58)

Change in net asset value ............................       (0.07)      0.25       0.18       0.19      (0.15)     (0.15)

Net asset value, end of period .......................   $   13.15  $   13.22  $   12.97  $   12.79  $   12.60  $   12.75

Total return (a) .....................................        0.94%      5.27%      5.48%      6.28%      3.50%      3.33%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................        2.91%(b)   3.20%      3.92%      4.60%      4.60%      4.45%
         Expenses, after expense reductions ..........        0.67%(b)   0.65%      0.66%      0.65%      0.65%      0.65%
         Expenses, after expense reductions
                  and net of custody credits .........        0.67%(b)   0.65%      0.65%     ------     ------     ------
         Expenses, before expense reductions .........        0.76%(b)   0.75%      0.84%      0.98%      0.79%      0.78%

Portfolio turnover rate ..............................       13.34%     26.03%     25.16%     15.45%     21.34%     21.71%

Net assets at end of period (000)                        $    20,948   $ 20,592  $ 10,133   $  5,520   $  5,793   $ 12,724


(a) Not annualized for periods less than one year.
(b) Annualized.


Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
CUSIPS: CLASS A - 532-723-202, CLASS C - 532-723-707, CLASS I - 532-723-889
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

Principal                                                                                       Credit Rating
 Amount                   Issuer-Description                                                     Moody's/S&P          Value

435,000                   ABAG Finance Authority, 4.75% due 10/1/2011 (California School of         A3/NR           $476,712
                          Mechanical Arts Project)
455,000                   ABAG Finance Authority, 4.75% due 10/1/2012 (California School of         A3/NR           493,953
                          Mechanical Arts Project)
425,000                   Alameda Certificates of Participation, 4.60% due 5/1/2011                 NR/A+           461,865
295,000                   Alum Rock Union Elementary School District General Obligation Refunding   Aaa/AAA         343,713
                          Bonds, 8.00% due 9/1/2006 (Insured: FGIC)
380,000                   Alum Rock Union Elementary School District General Obligation Refunding   Aaa/AAA         460,598
                          Bonds, 8.00% due 9/1/2007 (Insured: FGIC)
550,000                   Anaheim City School District, 3.25% due 8/1/2004 (Insured: FGIC)          Aaa/AAA         557,068
750,000                   Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2004      Aaa/AAA         764,618
                          (Insured: AMBAC)
785,000                   Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2005      Aaa/AAA         828,850
                          (Insured: AMBAC)
765,000                   Bay Area Government Associates Lease Series 2002, 4.00% due 7/1/2006      Aaa/AAA         810,785
                          (Insured: AMBAC)
315,000                   Bay Area Government Association Rapid Transit, 5.00% due 6/15/2008        Aaa/AAA         315,989
                          (Insured: AMBAC)
2,000,000                 Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009       Aaa/AAA         2,031,980
                          (Insured: AMBAC)
675,000                   Bear Valley Unified School District Series A, 4.00% due 8/1/2005          Aaa/AAA         704,470
                          (Insured: MBIA)
750,000                   Bonita Unified School District Certificates of Participation Refunding,   Aaa/AAA         824,715
                          4.50% due 5/1/2009 (Insured: MBIA)
700,000                   Bonita Unified School District Certificates of Participation Refunding,   Aaa/AAA         768,341
                          4.50% due 5/1/2010 (Insured: MBIA)
160,000                   California Educational Facilities Authority Revenue, 6.10% due 6/1/2008   Baa2/NR         179,821
                          (Keck Graduate Institute Project)
170,000                   California Educational Facilities Authority Revenue, 6.10% due 6/1/2009   Baa2/NR         192,006
                          (Keck Graduate Institute Project)
500,000                   California Health Facilities Financing Authority Revenue Kaiser           Aaa/AAA         550,920
                          Permanente Series A, 5.25% due 6/1/2012 (Insured: FSA)
700,000                   California Health Facilities Financing Revenue, 6.40% due 10/1/2005       Aa3/AA-         709,429
                          (Sisters of Providence Project)
670,000                   California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                 Aa2/AA-         725,107
1,000,000                 California Infrastructure & Economic Development Bank Revenue, 5.00%      Aaa/AAA         1,129,910
                          due 7/1/2010 (Bay Area Toll Bridges Project; Insured: FSA)
500,000                   California Mobile Home Park Financing Series A, 4.75% due 11/15/2010      NR/A            530,430
                          (Insured: ACA)
570,000                   California Mobile Home Park Financing Series A, 5.00% due 11/15/2013      NR/A            603,676
                          (Insured: ACA)
300,000                   California Pollution Control Financing Authority Series A, 5.90% due      A2/A-           320,169
                          6/1/2014 (San Diego Gas & Electric Project)
2,650,000                 California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011    Aaa/NR          3,011,910
                          (ETM)*
1,000,000                 California Pollution Control Solid Waste Authority Series B, 4.45% due    NR/BBB          1,018,900
                          7/1/2027 put 7/1/2005 (Waste Management Inc. Project)
110,000                   California Rural HMFA Single Family Mortgage Revenue, 5.25% due           NR/AAA          111,307
                          6/1/2010 (Collateralized: GNMA/FNMA)
45,000                    California Rural HMFA Single Family Mortgage Revenue, 5.65% due           NR/AAA          46,903
                          6/1/2010 (Collateralized: GNMA/FNMA)
500,000                   California State, 6.40% due 2/1/2006 (Insured: MBIA)                      Aaa/AAA         549,245
2,000,000                 California State, 7.50% due 10/1/2007 (Insured: MBIA)                     Aaa/AAA         2,391,420
560,000                   California State, 6.60% due 2/1/2010 (Insured: MBIA)                      Aaa/AAA         673,495
1,250,000                 California State, 6.50% due 9/1/2010 (Insured: AMBAC)                     Aaa/AAA         1,513,938
1,500,000                 California State, 5.50% due 3/1/2012 pre-refunded 3/1/2004                Aaa/AAA         1,539,990
2,000,000                 California State Department of Water Resources Power Series A, 5.50%      Aaa/AAA         2,292,840
                          due 5/1/2011 (Insured: MBIA)
2,080,000                 California State Department of Water Resources Power Supply Series A,     A3/BBB+         2,303,122
                          5.50% due 5/1/2008
800,000                   California State Department of Water Resources Power Supply Series A,     Aaa/AAA         903,088
                          5.25% due 5/1/2009 (Insured: MBIA)
1,000,000                 California State Department of Water Resources Revenue, 5.25% due         Aa2/AA          1,030,200
                          12/1/2005 (Central Valley Project)
1,000,000                 California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)            Aaa/AAA         1,170,190
3,000,000                 California State Refunding, 5.25% due 2/1/2011 (Insured: FSA)             Aaa/AAA         3,396,090
3,130,000                 California State Veterans - Series BH, 5.20% due 12/1/2011 (Insured:      Aaa/AAA         3,346,815
                          FSA)
1,000,000                 California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)       Aaa/AAA         1,359,140
1,000,000                 California Statewide Community Development Authority, 5.00% due           Aaa/AAA         1,055,860
                          7/1/2005 (Insured: FSA)
1,000,000                 California Statewide Community Development Authority Insured Health       NR/NR           1,031,640
                          Facility Revenue Series 1996-A, 6.00% due 9/1/2004 (San Gabriel Medical
                          Center Project) (ETM)*
595,000                   California Statewide Community Development Authority Revenue, 5.125%      Aaa/AAA         655,339
                          due 6/1/2008 (Louisiana Orthopedic Hospital Foundation Project;
                          Insured: AMBAC)
1,000,000                 California Statewide Community Development Authority Revenue              Aaa/AAA         1,153,020
                          Certificates of Participation, 6.50% due 8/1/2012 (Cedars Sinai Center
                          Hospital Project; Insured: MBIA)
1,110,000                 California Statewide Community Development Authority Revenue Series B,    Aaa/AAA         1,236,451
                          5.00% due 6/1/2008 (Hospital Monterey Peninsula Project; Insured: FSA)
1,180,000                 California Statewide Community Development Authority Revenue Series B,    Aaa/AAA         1,322,143
                          5.00% due 6/1/2009 (Hospital Monterey Peninsula Project; Insured: FSA)
1,000,000                 California Statewide Community Development Authority Series 1996-A,       NR/NR           1,072,900
                          6.00% due 9/1/2005 (San Gabriel Medical Center Project; Insured:
                          California Health) (ETM)*
1,000,000                 California Statewide Community Development Authority Solid Waste          NR/BBB          1,007,140
                          Revenue, 4.95% due 4/1/2011 put 4/1/2004 (Waste Management Inc.
                          Project)
2,000,000                 California Statewide Community Development Series E, 4.70% due            NR/A-1          2,107,940
                          11/1/2036 put 6/1/2009 (Kaiser Permanente Project)
950,000                   Capistrano Unified School District 92-1 Community Facilities District     NR/NR           1,113,694
                          Special Tax, 7.10% due 9/1/2021 pre-refunded 9/1/2007
1,000,000                 Castaic Lake Water Agency Certificates of Participation Refunding         Aaa/AAA         1,182,670
                          Series A, 7.25% due 8/1/2007 (Water Systems Improvement Project;
                          Insured: MBIA)
100,000                   Castaic Lake Water Agency Refunding Water Systems Improvement Project     Aaa/AAA         123,971
                          Series A, 7.25% due 8/1/2009 (Insured: MBIA)
780,000                   Central Union High School District Imperial County Refunding, 5.00% due   Aaa/AAA         880,854
                          8/1/2011 (Insured: FGIC)
830,000                   Central Union High School District Imperial County Refunding, 5.00% due   Aaa/AAA         932,522
                          8/1/2012 (Insured: FGIC)
1,215,000                 Central Valley Financing Authority Revenue, 6.00% due 7/1/2009 (Carson    NR/BBB          1,258,072
                          Ice Project)
205,000                   Central Valley School Districts Financing Authority, 0% due 2/1/2007      Aaa/AAA         191,702
                          (Insured: MBIA)
800,000                   Coachella Valley California Unified School District Certificates of       Aaa/AAA         898,096
                          Participation Refunding, 5.00% due 9/1/2012 (Insured: MBIA)
2,320,000                 Desert Sands Unified School District Series F, 4.00% due 3/1/2006         Aaa/AAA         2,446,069
                          (Measure O Project; Insured: MBIA)
550,000                   East Side Union High School District Santa Clara County Series B,         Aaa/AAA         567,891
                          6.625% due 8/1/2004 (Insured: MBIA)
500,000                   East Side Union High School District Santa Clara County Series B,         Aaa/AAA         541,750
                          6.625% due 8/1/2005 (Insured: MBIA)
700,000                   East Side Union High School District Santa Clara County Series B,         Aaa/AAA         789,229
                          6.625% due 8/1/2006 (Insured: MBIA)
840,000                   East Side Union High School District Santa Clara County Series B,         Aaa/AAA         976,618
                          6.625% due 8/1/2007 (Insured: MBIA)
2,730,000                 El Monte Certificates of Participation Senior Department Public           Aaa/AAA         3,053,014
                          Services Facility Phase II, 5.00% due 1/1/2009 (Insured: AMBAC)
500,000                   Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0%    Aaa/AAA         293,100
                          due 9/1/2013 (California Center For The Arts Project; Insured: AMBAC)
3,015,000                 Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A,      NR/AAA          3,186,523
                          5.40% due 1/1/2027 put 7/1/2007 (Terrace Gardens Project;
                          Collateralized: FNMA)
2,000,000                 Fairfield Water Revenue Refunding, 5.25% due 4/1/2012 (Insured: AMBAC)    Aaa/AAA         2,129,660
2,000,000                 Folsom Cordova Unified School District School Facilities Improvement      Aaa/AAA         2,051,540
                          District-2 Series A, 4.50% due 10/1/2004 (Insured: MBIA)
400,000                   Fresno County Housing Authority Multi Family Revenue Refunding Series     NR/AAA          423,560
                          A, 4.90% due 11/1/2027 mandatory put 11/1/2007 (Housing Creek Park
                          Apartments Project; Collateralized: FNMA)
575,000                   Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008      NR/BBB+         638,492
1,000,000                 Imperial Irrigation District California Certificates of Participation,    Aaa/AAA         1,144,660
                          6.50% due 11/1/2007 (Electric Systems Project; Insured: MBIA)
200,000                   Irvine Improvement Bond Act 1915, 1.27% due 9/2/2023 put 1/2/2004         VMIG1/NR        200,000
                          (daily demand notes)
1,000,000                 Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018              Baa3/NR         1,098,700
                          pre-refunded 8/1/2005
295,000                   Julian Union High School District, 4.875% due 11/1/2005 (Insured: MBIA)   Aaa/AAA         309,411
165,000                   Kern High School District, 7.00% due 8/1/2010 (ETM)*                      A/NR            205,979
500,000                   Kern High School District Refunding Series A, 6.30% due 8/1/2011          Aaa/AAA         601,600
                          (Insured: MBIA)
680,000                   Kern High School District Series B, 9.00% due 8/1/2006 (ETM)*             Aaa/AAA         806,256
1,400,000                 Los Angeles Certificates of Participation, 5.00% due 2/1/2012 (Insured:   Aaa/AAA         1,563,086
                          MBIA)
835,000                   Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009            NR/A            895,011
                          (Cinerama Dome Public Parking Project; Insured: ACA)
435,000                   Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010            NR/A            479,109
                          (Cinerama Dome Public Parking Project; Insured: ACA)
2,125,000                 Los Angeles Community Redevelopment Agency Series H, 6.50% due            Aaa/AAA         2,176,701
                          12/1/2014 (Insured: FSA)
5,000                     Los Angeles Convention & Exhibition Center, 9.00% due 12/1/2020           Aaa/AAA         5,716
                          pre-refunded 12/1/2005
275,000                   Los Angeles Convention & Exhibition Center Authority Certificates         Aaa/AAA         268,158
                          Refunding, 0% due 8/15/2005 (Insured: AMBAC)
2,000,000                 Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)     Aaa/AAA         2,227,680
1,700,000                 Los Angeles County Metropolitan Transportation Authority Sales Tax        Aaa/AAA         2,102,934
                          Revenue, 9.00% due 7/1/2007 (Insured: MBIA)
700,000                   Los Angeles Department Airport Revenue Refunding Series A, 5.50% due      Aaa/AAA         747,628
                          5/15/2010 (Insured: FGIC)
1,000,000                 Los Angeles Department of Water & Power Revenue Refunding Series A        Aa3/AA-         1,118,430
                          Subseries A-1, 5.00% due 7/1/2008 (Power Systems Project)
3,000,000                 Los Angeles Department Water & Power Revenue Series A, 5.25% due          Aaa/AAA         3,435,150
                          7/1/2011 (Insured: MBIA)
1,940,000                 Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/2007      NR/AAA          2,070,950
                          (Collateralized: FNMA)
585,000                   Los Angeles Special Assessment, 3.75% due 3/1/2004 (Insured: AMBAC)       Aaa/AAA         587,644
2,500,000                 Los Angeles Unified School District Series E, 5.50% due 7/1/2012          Aaa/AAA         2,896,750
                          (Insured: MBIA)
3,000,000                 Modesto High School District Stanislaus County Series A, 0% due           Aaa/AAA         2,154,750
                          8/1/2012 (Insured: FGIC)
1,205,000                 Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa    NR/A            1,260,177
                          Delaware Arroyo Project; Insured: ACA)
2,500,000                 Natomas Unified School District California Certificates, 2.50% due        Aaa/AAA         2,522,525
                          2/1/2028 put 2/1/2005 (Natomas High School Project; Insured: AMBAC)
1,400,000                 New Haven Unified School District Refunding, 12.00% due 8/1/2006          Aaa/AAA         1,758,540
                          (Insured: FSA)
1,000,000                 New Haven Unified School District Refunding, 12.00% due 8/1/2008          Aaa/AAA         1,410,370
                          (Insured: FSA)
360,000                   Northern California Power Agency Public Power Revenue, 5.65% due          Baa2/A-         405,633
                          7/1/2007 (Geothermal Project 3-A) (ETM)*
340,000                   Northern California Power Agency Public Power Revenue, 5.65% due          Baa2/A-         377,730
                          7/1/2007
65,000                    Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)         Aaa/AAA         65,332
1,000,000                 Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)    Aaa/AAA         1,123,380
500,000                   Orange County Apartment Development Revenue, 1.23% due 11/1/2009 put      VMIG1/NR        500,000
                          1/8/2004 (Laguna Summit Apartments Project; LOC: Bank of America)
                          (weekly demand notes)
510,000                   Orange County Local Transportation Authority Sales Tax Revenue, 6.00%     Aa2/AA+         557,695
                          due 2/15/2006
600,000                   Orange County Recovery Certificates of Participation Series A, 6.00%      Aaa/AAA         665,070
                          due 7/1/2006 (Insured: MBIA)
2,000,000                 Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)      Aaa/AAA         2,044,840
2,000,000                 Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)      Aaa/AAA         2,147,640
1,000,000                 Piedmont Unified School District Series B, 0% due 8/1/2013 pre-refunded   Aa3/NR          643,650
                          8/1/2007
3,350,000                 Pittsburg California Redevelopment Agency Tax Allocation Refunding,       Aaa/AAA         3,804,461
                          5.25% due 8/1/2012 (Los Medanos Community Development Project A;
                          Insured: MBIA)
200,000                   Pleasant Hill Multi Family Housing Refunding, 5.30% due 10/1/2020 put     NR/AAA          210,866
                          10/1/2005 (Ellinwood Apartments Project; Collateralized: FNMA)
1,000,000                 Pleasanton Unified School District Series B, 0% due 8/1/2016              Aaa/AAA         534,900
                          pre-refunded 8/1/2005 @ 54.674 (Insured: MBIA)
580,000                   Pomona Unified School District General Obligation, 5.35% due 2/1/2005     Aaa/AAA         606,500
                          (Insured: MBIA)
340,000                   Pomona Unified School District General Obligation, 5.40% due 8/1/2005     Aaa/AAA         362,178
                          (Insured: MBIA)
320,000                   Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010     Aaa/AAA         377,798
                          (Insured: MBIA)
295,000                   Porterville Certificates of Participation, 6.10% due 10/1/2005 (Water     Aaa/AAA         319,276
                          Systems Refunding Project; Insured: AMBAC)
1,000,000                 Puerto Rico Commonwealth Highway & Transportation Authority, 5.50% due    Aaa/AAA         1,147,180
                          7/1/2009 (Insured: FSA)
1,000,000                 Puerto Rico Commonwealth Highway & Transportation Authority Highway       Aaa/AAA         1,115,710
                          Revenue Refunding Series Aa, 5.00% due 7/1/2008 (Insured: FGIC)
600,000                   Puerto Rico Municipal Finance Agency Series A, 6.00% due 7/1/2011         Aaa/AAA         718,308
                          (Insured: FSA)
5,000,000                 Rancho Santiago Community College District Series A, 4.00% due 9/1/2005   Aaa/AAA         5,227,400
                          (Insured: MBIA)
500,000                   Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due     NR/A            525,025
                          5/15/2005
500,000                   Sacramento County Sanitation District Financing Authority Revenue,        Aaa/AA          511,440
                          4.80% due 12/1/2004 (ETM)*
560,000                   Sacramento County Sanitation District Financing Authority Revenue         Aa3/AA          655,743
                          Series A, 5.75% due 12/1/2009
330,000                   Sacramento Municipal Utility District Electric Revenue Refunding Series   Aaa/AAA         337,739
                          C, 5.75% due 11/15/2007 (Insured: MBIA) (ETM)*
1,450,000                 Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022    Aaa/AAA         529,236
                          (Insured: FSA)
3,000,000                 San Bernardino County Multi Family Housing Revenue Refunding Series A,    Aaa/NR          3,207,420
                          4.75% due 12/15/2031 put 12/15/2011 (Collateralized: FNMA)
190,000                   San Bernardino County Special Taxes Community Facilities District         NR/NR           197,811
                          2002-1, 5.10% due 9/1/2011
205,000                   San Bernardino County Special Taxes Community Facilities District         NR/NR           212,066
                          2002-1, 5.20% due 9/1/2012
300,000                   San Bernardino County Special Taxes Community Facilities District         NR/NR           311,850
                          2002-1, 5.30% due 9/1/2013
175,000                   San Bernardino County Transportation Authority Sales Tax Revenue Series   Aaa/AAA         199,866
                          A, 6.00% due 3/1/2010 (Insured: FGIC) (ETM)*
1,250,000                 San Bernardino Multi Family Housing Refunding, 4.45% due 5/1/2031         NR/AAA          1,313,250
                          mandatory put 5/1/2011 (Alberta Park Vista Apts A Project;
                          Collateralized: FNMA)
430,000                   San Diego Public Facilities Financing Authority Lease Revenue, 7.00%      Aaa/AAA         460,840
                          due 4/1/2005 (Insured: MBIA)
455,000                   San Diego Public Facilities Financing Authority Lease Revenue, 7.00%      Aaa/AAA         509,718
                          due 4/1/2006 (Insured: MBIA)
425,000                   San Diego Public Facilities Financing Authority Lease Revenue, 7.00%      Aaa/AAA         493,421
                          due 4/1/2007 (Insured: MBIA)
500,000                   San Francisco Bay Area Rapid Transit Refunding Sales Tax Revenue, 0%      Aaa/AAA         497,045
                          due 7/1/2004 (Insured: AMBAC)
1,000,000                 San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006     NR/A            1,084,930
                          (Insured: ACA)
1,100,000                 San Francisco International Airport Revenue Series Issue 13B, 8.00% due   Aaa/AAA         1,251,943
                          5/1/2007 (Insured: MBIA)
2,200,000                 San Jose Evergreen Community College District Series C, 0% due 9/1/2011   Aaa/AAA         1,623,974
                          (Insured: AMBAC)
2,700,000                 San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039   Aaa/AAA         2,901,393
                          mandatory put 6/1/2006 (Civic Center Project; Insured: AMBAC)
1,900,000                 San Marcos Public Facilities Authority Revenue Community Facilities       Aaa/NR          1,720,716
                          District 88-1, 0% due 3/1/2008 (ETM)*
2,000,000                 Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65% due          NR/AAA          2,036,160
                          11/1/2021 put 11/1/2006 (Collateralized: FNMA)
1,250,000                 Santa Clara County Financing Authority, 5.00% due 8/1/2005 (Measure B     A2/NR           1,313,412
                          Transportation Improvement Program)
1,000,000                 Santa Clara County Financing Authority Special Obligation Measure B,      A2/NR           1,048,880
                          4.00% due 8/1/2006 (Transportation Improvement Program Project)
1,000,000                 Santa Clara Valley Transportation Authority Sales Tax Revenue Measure     Aaa/AAA         1,057,120
                          A, 4.00% due 4/1/2036 put 10/2/2006 (Insured: AMBAC)
610,000                   Santa Cruz County Certificates Refunding, 4.00% due 8/1/2005              A2/NR           633,699
1,000,000                 Santa Margarita/Dana Point Authority Revenue Refunding Improvement        Aaa/AAA         1,025,000
                          Districts 1&2 Series A, 5.375% due 8/1/2004 (Insured: MBIA)
575,000                   Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A,        NR/A            628,803
                          5.20% due 12/15/2013 (Insured: ACA)
1,435,000                 South Orange County Public Finance Authority Special Tax Revenue, 7.00%   Aaa/AAA         1,568,541
                          due 9/1/2005 (Insured: MBIA)
1,500,000                 South Orange County Public Financing Authority Special Tax Revenue        Aaa/AAA         1,870,590
                          Series C, 8.00% due 8/15/2008 (Foothill Area Project; Insured: FGIC)
1,060,000                 Southeast Resources Recovery Facilities Authority Lease Revenue           Aaa/AAA         1,182,260
                          Refunding Series B, 5.375% due 12/1/2013 (Insured: AMBAC)
350,000                   Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project;    Aaa/AAA         391,958
                          Insured: AMBAC)
250,000                   Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project;    Aaa/AAA         276,052
                          Insured: AMBAC)
3,300,000                 Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due         NR/AAA          3,507,933
                          8/1/2029 put 8/1/2009 (Continental Gardens Project; Collateralized:
                          FNMA)
2,380,000                 Ukiah Unified School District Certificates of Participation, 4.00% due    Aaa/AAA         2,532,082
                          9/1/2006 (Insured: MBIA)
1,000,000                 Ukiah Unified School District Certificates of Participation, 5.00% due    Aaa/AAA         1,122,710
                          9/1/2008 (Insured: MBIA)
500,000                   University of California Revenues Refunding, 5.00% due 12/1/2006          Aaa/AAA         511,550
                          (Insured: MBIA)
625,000                   Upland Unified School District Convertible Capital Appreciation, 4.50%    Aaa/AAA         682,231
                          due 8/1/2007 (Insured: FSA)
500,000                   Ventura County Community College Series A, 5.00% due 8/1/2012 (Insured:   Aaa/AAA         561,760
                          MBIA)
160,000                   Ventura Unified School District Series F, 6.75% due 8/1/2004 (Insured:    Aaa/AAA         165,256
                          FSA)
115,000                   Ventura Unified School District Series F, 6.75% due 8/1/2005 (Insured:    Aaa/AAA         124,852
                          FSA)
455,000                   Victorville Redevelopment Agency Tax Allocation Bear Valley Road          Aaa/AAA         483,660
                          Special Escrow Fund A, 5.00% due 12/1/2014 (Insured: FSA)
800,000                   Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)*          Aaa/AAA         948,536
1,000,000                 Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)*          Aaa/AAA         1,353,130
245,000                   Walnut Valley Unified School District Series A, 6.70% due 8/1/2005        Aaa/AAA         265,796
                          (Insured: MBIA)
250,000                   Walnut Valley Unified School District Series A, 6.80% due 2/1/2007        Aaa/AAA         287,267
                          (Insured: MBIA)
250,000                   Walnut Valley Unified School District Series A, 6.90% due 2/1/2008        Aaa/AAA         296,190
                          (Insured: MBIA)
100,000                   Walnut Valley Unified School District Series A, 7.00% due 8/1/2008        Aaa/AAA         120,559
                          (Insured: MBIA)
450,000                   Washington Township Health Care District Revenue, 5.00% due 7/1/2009      A2/NR           493,407
570,000                   West Contra Costa Unified School District Series A, 6.50% due 8/1/2005    Aaa/AAA         616,512
                          (Insured: MBIA)
595,000                   West Contra Costa Unified School District Series A, 7.00% due 8/1/2006    Aaa/AAA         676,194
                          (Insured: MBIA)
655,000                   West Contra Costa Unified School District Series A, 7.00% due 8/1/2008    Aaa/AAA         789,661
                          (Insured: MBIA)
1,000,000                 Whittier Solid Waste Revenue Refunding Series A, 5.375% due 8/1/2014      Aaa/AAA         1,023,410
                          (Insured: AMBAC)

                          TOTAL INVESTMENTS (Cost $174,034,548)                                                 $ 180,909,237

+Credit ratings are unaudited.
*Escrowed to maturity.
 See notes to financial statements.



Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

December 31, 2003

Index Comparison
Compares performance of Thornburg Limited Term Municipal Fund - California Portfolio, the Lehman Brothers Five-Year General Obligation Bond Index and the Consumer Price Index for the periods ended December 31, 2003. On December 31, 2003, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.7 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. Performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Municipal Fund California Class I Total Returns, Since April 1, 1997, versus Lehman Brothers Five-Year General Obligation Bond Index and Consumer Price Index (CPI)


         Date        LTCIX           Lehman 5 Yr GO Index      CPI
        Mar-97    $10,000.00               $10,000.00       $10,000.00
        Dec-97    $10,586.25               $10,665.30       $10,130.74
        Dec-98    $11,141.58               $11,288.75       $10,304.27
        Dec-99    $11,232.84               $11,449.31       $10,552.98
        Dec-00    $11,986.61               $12,331.28       $10,902.86
        Dec-01    $12,541.45               $13,095.18       $11,071.18
        Dec-02    $13,387.17               $14,308.17       $11,484.57
        Dec-03    $13,773.71               $14,899.21       $11,713.31



Class I Shares
Average Annual Total Returns
(periods ending 12/31/03) (at max. offering price)

One year:                  2.89%
Five years:                4.33%
Since inception (4/1/97):  4.85%

         The Consumer Price Index (CPI) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

         The Lehman Brothers Five-Year General Obligation Bond Index is a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years.

Thornburg limited term municipal fund CALIFORNIA portfolio -- I shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund - California Portfolio to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund - California Portfolio took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 12/31/93* through 12/31/03 (after sales charges and fund expenses)

Lipper California Tax-exempt
Money Market Index                  $2,602

Thornburg Limited Term Municipal
Fund - California Portfolio
(after capital gains taxes)         $5,688

The chart above is for the Fund's Class I shares only. Class A and Class C Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns for one year, three years, five years, and since inception for Class I shares of the Fund.

*Prior to 4/1/97 the illustration includes actual returns of the Class A shares adjusted for the lower Institutional expenses.

Note 1: Future increases, if any,
of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper California Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class I shares of Thornburg Limited Term Municipal Fund - California Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning NAV price at $12.99 per share and the ending NAV at $13.15 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Thornburg Limited Term Municipal Fund - California Portfolio representing appreciation of the share price is assumed to be taxed at a 15% Federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Limited Term Municipal Fund - California Portfolio invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class I Shares of LTCIX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Thornburg Limited Term Municipal Fund - California Portfolio also declares dividends daily and pays them monthly.

Note 5: An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in such funds.

Lipper California Tax-Exempt Money Markets Funds Average is an arithmetic average of the total return of all California tax-exempt money market mutual funds.


Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200
www.thornburg.com
-----------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.




Item 2. Code of Ethics


Not applicable.


Item 3. Audit Committee Financial Expert


Not applicable.


Item 4. Principal Accountant Fees and Services


Not applicable.


Item 5. Audit Committee of Listed Registrants


Not applicable.


Item 6. Reserved


Item 7. Disclosure of Proxy Voting Policies and Procedures for
        Closed-End Management Investment Companies


Not applicable.


Item 8.


Not applicable.


Item 9. Controls and Procedures


(a) The principal executive officer and the principal financial officer have concluded that Thornburg Limited Term Municipal Fund, Inc. disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurance that material information relating to Thornburg Limited Term Municipal Fund, Inc. is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.


(b) There were no changes in the Thornburg Limited Term Municipal Fund, Inc. internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.





Item 10. Exhibits


(a) (1) Not applicable.


(a) (2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 70.30a-2) attached hereto as Exhibit 99.CERT.


(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.





                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Limited Term Municipal Fund, Inc.

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    February 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    February 19, 2004

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

Date:    February 20, 2004